UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2024

Date of reporting period:	1/31/2024

Item 1 – Reports to Stockholders

PGIM JENNISON DIVERSIFIED GROWTH FUND

SEMIANNUAL REPORT

JANUARY 31, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Diversified Growth Fund informative and useful. The report covers performance for the six-month period ended January 31, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President and Principal Executive Officer

PGIM Jennison Diversified Growth Fund

March 15, 2024

PGIM Jennison Diversified Growth Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24 (without sales charges)	Average Annual Total Returns as of 1/31/24 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	12.05	30.66	15.06	12.90	—

Class C	11.49	35.80	15.21	12.56	—

Class Z	12.17	38.47	16.60	N/A	15.54 (9/27/2017)

Class R6	12.17	38.47	16.60	N/A	15.54 (9/27/2017)

Russell 1000® Growth Index

	9.65	34.99	18.04	15.48	—

Average Annual Total Returns as of 1/31/24 Since Inception (%)

Class Z, Class R6 (9/27/2017)

Russell 1000® Growth Index	16.66

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definition

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000® Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Diversified Growth Fund 5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 1/31/24

Ten Largest Holdings	Line of Business	% of Net Assets

Microsoft Corp.	Software	8.3%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	7.3%

Amazon.com, Inc.	Broadline Retail	6.7%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	4.6%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	4.4%

Apple, Inc.	Technology Hardware, Storage & Peripherals	4.3%

Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	4.2%

Broadcom, Inc.	Semiconductors & Semiconductor Equipment	3.5%

Adobe, Inc.	Software	2.6%

Netflix, Inc.	Entertainment	2.5%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷$1,000 =8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Diversified Growth Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Diversified Growth Fund		Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,120.50	1.18%	$ 6.29

	Hypothetical	$1,000.00	$1,019.20	1.18%	$ 5.99

Class C	Actual	$1,000.00	$1,114.90	2.27%	$12.07

	Hypothetical	$1,000.00	$1,013.72	2.27%	$11.49

Class Z	Actual	$1,000.00	$1,121.70	0.98%	$ 5.23

	Hypothetical	$1,000.00	$1,020.21	0.98%	$ 4.98

Class R6	Actual	$1,000.00	$1,121.70	0.98%	$ 5.23

	Hypothetical	$1,000.00	$1,020.21	0.98%	$ 4.98

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2024, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of January 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS 98.8%

Aerospace & Defense 0.3%
Boeing Co. (The)*	3,816	$805,329

Automobiles 1.0%
Tesla, Inc.*	16,531	3,096,091

Beverages 0.5%
Coca-Cola Co. (The)	13,110	779,914
PepsiCo, Inc.	4,657	784,844

		1,564,758

Biotechnology 3.6%
AbbVie, Inc.	22,186	3,647,378
Amgen, Inc.	4,567	1,435,226
Vertex Pharmaceuticals, Inc.*	13,744	5,956,375

		11,038,979

Broadline Retail 8.8%
Amazon.com, Inc.*	133,634	20,739,997
MercadoLibre, Inc. (Brazil)*	3,742	6,405,593

		27,145,590

Capital Markets 1.0%
Blackstone, Inc.	6,126	762,380
KKR & Co., Inc.	8,984	777,835
Moody’s Corp.	2,001	784,472
XP, Inc. (Brazil) (Class A Stock)	29,819	732,951

		3,057,638

Chemicals 0.5%
Linde PLC	1,931	781,727
PPG Industries, Inc.	5,481	773,040

		1,554,767

Construction & Engineering 0.2%
Quanta Services, Inc.	3,974	771,155

Consumer Finance 0.3%
American Express Co.	3,899	782,685

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 9

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Staples Distribution & Retail 1.7%
Costco Wholesale Corp.	6,585	$4,575,785
Performance Food Group Co.*	10,953	796,064

		5,371,849

Electrical Equipment 0.3%
Vertiv Holdings Co. (Class A Stock)	14,263	803,435

Electronic Equipment, Instruments & Components 0.5%
CDW Corp.	6,543	1,483,429

Entertainment 2.5%
Netflix, Inc.*	13,588	7,665,127

Financial Services 4.6%
FleetCor Technologies, Inc.*	8,742	2,534,568
Mastercard, Inc. (Class A Stock)	8,965	4,027,347
Visa, Inc. (Class A Stock)	25,689	7,019,776
WEX, Inc.*	3,734	763,192

		14,344,883

Ground Transportation 2.5%
CSX Corp.	22,002	785,471
Uber Technologies, Inc.*	94,888	6,193,340
Union Pacific Corp.	3,194	779,113

		7,757,924

Health Care Equipment & Supplies 0.2%
GE HealthCare Technologies, Inc.	10,528	772,334

Health Care Providers & Services 0.5%
Molina Healthcare, Inc.*	2,208	787,019
UnitedHealth Group, Inc.	1,551	793,709

		1,580,728

Hotels, Restaurants & Leisure 3.4%
Airbnb, Inc. (Class A Stock)*	11,545	1,664,096
Darden Restaurants, Inc.	4,786	778,108
Domino’s Pizza, Inc.	1,807	770,180
Hilton Worldwide Holdings, Inc.	13,596	2,596,292

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Marriott International, Inc. (Class A Stock)	16,403	$3,932,291
McDonald’s Corp.	2,679	784,197

		10,525,164

Household Durables 0.3%
TopBuild Corp.*	2,343	864,872

Household Products 0.3%
Procter & Gamble Co. (The)	5,014	787,900

Insurance 0.5%
Marsh & McLennan Cos., Inc.	4,100	794,744
Progressive Corp. (The)	4,405	785,191

		1,579,935

Interactive Media & Services 9.0%
Alphabet, Inc. (Class A Stock)*	100,592	14,092,939
Meta Platforms, Inc. (Class A Stock)*	35,228	13,743,852

		27,836,791

IT Services 1.8%
Cloudflare, Inc. (Class A Stock)*	9,289	734,296
MongoDB, Inc.*	12,022	4,815,051

		5,549,347

Leisure Products 0.2%
Brunswick Corp.	9,196	741,933

Life Sciences Tools & Services 0.2%
ICON PLC*	2,924	762,784

Machinery 0.8%
Caterpillar, Inc.	6,052	1,817,476
Otis Worldwide Corp.	8,767	775,354

		2,592,830

Media 0.2%
Trade Desk, Inc. (The) (Class A Stock)*	10,950	749,309

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 11

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 0.2%
Cheniere Energy, Inc.	4,700	$770,753

Passenger Airlines 0.4%
Delta Air Lines, Inc.	28,837	1,128,680

Personal Care Products 0.6%
L’Oreal SA (France), ADR	17,839	1,705,408

Pharmaceuticals 6.2%
AstraZeneca PLC (United Kingdom), ADR	41,749	2,782,153
Eli Lilly & Co.	10,147	6,551,005
Merck & Co., Inc.	25,245	3,049,091
Novo Nordisk A/S (Denmark), ADR	57,511	6,598,812

		18,981,061

Semiconductors & Semiconductor Equipment 17.9%
Advanced Micro Devices, Inc.*	76,984	12,909,447
Applied Materials, Inc.	22,820	3,749,326
ARM Holdings PLC, ADR*(a)	11,362	802,953
ASML Holding NV (Netherlands)	888	772,400
Broadcom, Inc.	9,279	10,949,220
Lam Research Corp.	926	764,107
Microchip Technology, Inc.	31,751	2,704,550
NVIDIA Corp.	36,647	22,547,800

		55,199,803

Software 17.0%
Adobe, Inc.*	13,216	8,164,580
Cadence Design Systems, Inc.*	2,660	767,304
Crowdstrike Holdings, Inc. (Class A Stock)*	2,604	761,670
Fair Isaac Corp.*	2,227	2,669,794
Intuit, Inc.	2,588	1,633,882
Microsoft Corp.	64,719	25,730,980
Oracle Corp.	28,624	3,197,301
Palo Alto Networks, Inc.*	2,268	767,741
Salesforce, Inc.*	25,205	7,084,873
ServiceNow, Inc.*	995	761,573
Synopsys, Inc.*	1,450	773,358

		52,313,056

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Specialized REITs 0.9%
American Tower Corp.	5,733	$1,121,661
Equinix, Inc.	941	780,814
SBA Communications Corp.	3,441	770,302

		2,672,777

Specialty Retail 3.9%
Home Depot, Inc. (The)	2,201	776,865
Lowe’s Cos., Inc.	16,411	3,492,917
O’Reilly Automotive, Inc.*	4,138	4,233,381
Ross Stores, Inc.	20,372	2,857,784
TJX Cos., Inc. (The)	8,122	770,859

		12,131,806

Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	71,195	13,128,358

Textiles, Apparel & Luxury Goods 1.5%
Lululemon Athletica, Inc.*	5,263	2,388,454
LVMH Moet Hennessy Louis Vuitton SE (France)	2,609	2,170,842

		4,559,296

Trading Companies & Distributors 0.2%
Watsco, Inc.	1,994	779,614

TOTAL COMMON STOCKS (cost $168,786,476)		304,958,178

PREFERRED STOCK 0.3%

Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A (cost $952,139)	9,418	799,607

TOTAL LONG-TERM INVESTMENTS (cost $169,738,615)		305,757,785

SHORT-TERM INVESTMENTS 0.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(wb)	738,862	738,862

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 13

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.727%) (cost $958,375; includes $954,849 of cash collateral for securities on loan)(b)(wb)	958,754	$958,466

TOTAL SHORT-TERM INVESTMENTS (cost $1,697,237)		1,697,328

TOTAL INVESTMENTS 99.7% (cost $171,435,852)		307,455,113
Other assets in excess of liabilities 0.3%		1,025,895

NET ASSETS 100.0%		$308,481,008

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

PRFC—Preference Shares

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $918,710; cash collateral of $954,849 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$805,329	$—	$—
Automobiles	3,096,091	—	—
Beverages	1,564,758	—	—
Biotechnology	11,038,979	—	—
Broadline Retail	27,145,590	—	—
Capital Markets	3,057,638	—	—
Chemicals	1,554,767	—	—
Construction & Engineering	771,155	—	—
Consumer Finance	782,685	—	—
Consumer Staples Distribution & Retail	5,371,849	—	—
Electrical Equipment	803,435	—	—
Electronic Equipment, Instruments & Components	1,483,429	—	—
Entertainment	7,665,127	—	—
Financial Services	14,344,883	—	—
Ground Transportation	7,757,924	—	—
Health Care Equipment & Supplies	772,334	—	—
Health Care Providers & Services	1,580,728	—	—
Hotels, Restaurants & Leisure	10,525,164	—	—
Household Durables	864,872	—	—
Household Products	787,900	—	—
Insurance	1,579,935	—	—
Interactive Media & Services	27,836,791	—	—
IT Services	5,549,347	—	—
Leisure Products	741,933	—	—
Life Sciences Tools & Services	762,784	—	—
Machinery	2,592,830	—	—
Media	749,309	—	—
Oil, Gas & Consumable Fuels	770,753	—	—
Passenger Airlines	1,128,680	—	—
Personal Care Products	1,705,408	—	—
Pharmaceuticals	18,981,061	—	—
Semiconductors & Semiconductor Equipment	55,199,803	—	—
Software	52,313,056	—	—
Specialized REITs	2,672,777	—	—
Specialty Retail	12,131,806	—	—
Technology Hardware, Storage & Peripherals	13,128,358	—	—
Textiles, Apparel & Luxury Goods	2,388,454	2,170,842	—
Trading Companies & Distributors	779,614	—	—
Preferred Stock
Automobiles	—	799,607	—

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 15

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$1,697,328	$—	$—

Total	$304,484,664	$2,970,449	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2024 were as follows:

Semiconductors & Semiconductor Equipment	17.9%
Software	17.0
Interactive Media & Services	9.0
Broadline Retail	8.8
Pharmaceuticals	6.2
Financial Services	4.6
Technology Hardware, Storage & Peripherals	4.3
Specialty Retail	3.9
Biotechnology	3.6
Hotels, Restaurants & Leisure	3.4
Ground Transportation	2.5
Entertainment	2.5
IT Services	1.8
Consumer Staples Distribution & Retail	1.7
Textiles, Apparel & Luxury Goods	1.5
Automobiles	1.3
Capital Markets	1.0
Specialized REITs	0.9
Machinery	0.8
Personal Care Products	0.6
Affiliated Mutual Funds (0.3% represents investments purchased with collateral from securities on loan)	0.6
Health Care Providers & Services	0.5

Insurance	0.5%
Beverages	0.5
Chemicals	0.5
Electronic Equipment, Instruments & Components	0.5
Passenger Airlines	0.4
Household Durables	0.3
Aerospace & Defense	0.3
Electrical Equipment	0.3
Household Products	0.3
Consumer Finance	0.3
Trading Companies & Distributors	0.2
Health Care Equipment & Supplies	0.2
Construction & Engineering	0.2
Oil, Gas & Consumable Fuels	0.2
Life Sciences Tools & Services	0.2
Media	0.2
Leisure Products	0.2

99.7
Other assets in excess of liabilities	0.3

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$918,710	$(918,710)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 17

Statement of Assets and Liabilities (unaudited)

as of January 31, 2024

Assets
Investments at value, including securities on loan of $918,710:
Unaffiliated investments (cost $169,738,615)	$305,757,785
Affiliated investments (cost $1,697,237)	1,697,328
Foreign currency, at value (cost $7)	7
Receivable for investments sold	34,007,903
Receivable for Fund shares sold	190,108
Dividends receivable	79,230
Tax reclaim receivable	25,840
Prepaid expenses	1,811

Total Assets	341,760,012

Liabilities
Payable for investments purchased	31,740,824
Payable to broker for collateral for securities on loan	954,849
Payable for Fund shares purchased	193,985
Management fee payable	177,740
Accrued expenses and other liabilities	110,534
Distribution fee payable	64,698
Affiliated transfer agent fee payable	35,996
Trustees’ fees payable	378

Total Liabilities	33,279,004

Net Assets	$308,481,008

Net assets were comprised of:
Shares of beneficial interest, at par	$18,270
Paid-in capital in excess of par	165,862,829
Total distributable earnings (loss)	142,599,909

Net assets, January 31, 2024	$308,481,008

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share, ($292,074,214 ÷ 17,160,866 shares of beneficial interest issued and outstanding)	$17.02
Maximum sales charge (5.50% of offering price)	0.99

Maximum offering price to public	$18.01

Class C

Net asset value, offering price and redemption price per share, ($5,379,830 ÷ 469,893 shares of beneficial interest issued and outstanding)	$11.45

Class Z

Net asset value, offering price and redemption price per share, ($9,518,633 ÷ 552,070 shares of beneficial interest issued and outstanding)	$17.24

Class R6

Net asset value, offering price and redemption price per share, ($1,508,331 ÷ 87,477 shares of beneficial interest issued and outstanding)	$17.24

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 19

Statement of Operations (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $9,033 foreign withholding tax)	$859,739
Affiliated dividend income	81,632
Affiliated income from securities lending, net	7,057

Total income	948,428

Expenses
Management fee	981,730
Distribution fee(a)	424,270
Transfer agent’s fees and expenses (including affiliated expense of $96,982)(a)	226,693
Custodian and accounting fees	24,832
Shareholders’ reports	19,455
Registration fees(a)	18,307
Professional fees	16,997
Audit fee	12,371
Trustees’ fees	6,650
Miscellaneous	11,243

Total expenses	1,742,548

Less: Fee waiver and/or expense reimbursement(a)	(1,990)
Distribution fee waiver(a)	(66,556)

Net expenses	1,674,002

Net investment income (loss)	(725,574)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $5,150)	20,174,471
Foreign currency transactions	(2,880)

20,171,591

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,129))	13,781,822
Foreign currencies	(806)

13,781,016

Net gain (loss) on investment and foreign currency transactions	33,952,607

Net Increase (Decrease) In Net Assets Resulting From Operations	$33,227,033

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	399,334	24,936	—	—
Transfer agent’s fees and expenses	213,381	7,901	5,224	187
Registration fees	7,203	4,578	3,392	3,134
Fee waiver and/or expense reimbursement	—	—	—	(1,990)
Distribution fee waiver	(66,556)	—	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(725,574)	$(962,204)
Net realized gain (loss) on investment and foreign currency transactions	20,171,591	7,554,203
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	13,781,016	35,404,239

Net increase (decrease) in net assets resulting from operations	33,227,033	41,996,238

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	7,655,631	7,887,564
Cost of shares purchased	(15,042,159)	(27,094,210)

Net increase (decrease) in net assets from Fund share transactions	(7,386,528)	(19,206,646)

Total increase (decrease)	25,840,505	22,789,592

Net Assets:

Beginning of period	282,640,503	259,850,911

End of period	$308,481,008	$282,640,503

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 21

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.19		$12.87	$19.58	$16.92	$13.39	$13.79
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.05)	(0.09)	(0.08)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.87		2.37	(2.57)	5.58	4.14	0.80
Total from investment operations	1.83		2.32	(2.66)	5.50	4.08	0.78
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	-	(0.01)
Distributions from net realized gains	-		-	(4.05)	(2.84)	(0.55)	(1.17)
Total dividends and distributions	-		-	(4.05)	(2.84)	(0.55)	(1.18)
Net asset value, end of period	$17.02		$15.19	$12.87	$19.58	$16.92	$13.39
Total Return(b):	12.05%		18.03%	(18.23)%	35.95%	31.47%	6.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$292,074		$269,722	$248,177	$337,246	$274,044	$229,202
Average net assets (000)	$264,776		$232,502	$298,732	$303,103	$231,363	$199,190
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.18	%(d)	1.21%	1.15%	1.16%	1.22%	1.23%
Expenses before waivers and/or expense reimbursement	1.23	%(d)	1.26%	1.20%	1.21%	1.27%	1.28%
Net investment income (loss)	(0.50	)%(d)	(0.38)%	(0.56)%	(0.48)%	(0.40)%	(0.18)%
Portfolio turnover rate(e)	71%		156%	148%	153%	149%	125%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.27		$8.80	$14.73	$13.46	$10.84	$11.49
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.13)	(0.18)	(0.18)	(0.14)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.26		1.60	(1.70)	4.29	3.31	0.62
Total from investment operations	1.18		1.47	(1.88)	4.11	3.17	0.52
Less Dividends and Distributions:
Distributions from net realized gains	-		-	(4.05)	(2.84)	(0.55)	(1.17)
Net asset value, end of period	$11.45		$10.27	$8.80	$14.73	$13.46	$10.84
Total Return(b):	11.49%		16.70%	(19.09)%	34.72%	30.34%	5.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,380		$5,009	$4,492	$8,266	$9,768	$8,698
Average net assets (000)	$4,960		$4,246	$6,338	$9,112	$8,502	$34,180
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.27	%(d)	2.37%	2.16%	2.03%	2.04%	2.01%
Expenses before waivers and/or expense reimbursement	2.27	%(d)	2.37%	2.16%	2.03%	2.04%	2.01%
Net investment income (loss)	(1.59	)%(d)	(1.54)%	(1.57)%	(1.34)%	(1.22)%	(0.91)%
Portfolio turnover rate(e)	71%		156%	148%	153%	149%	125%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 23

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.37		$12.99	$19.71	$16.98	$13.41	$13.81
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.02)	(0.06)	(0.05)	(0.03)	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.89		2.40	(2.61)	5.62	4.15	0.80
Total from investment operations	1.87		2.38	(2.67)	5.57	4.12	0.81
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	-	(0.04)
Distributions from net realized gains	-		-	(4.05)	(2.84)	(0.55)	(1.17)
Total dividends and distributions	-		-	(4.05)	(2.84)	(0.55)	(1.21)
Net asset value, end of period	$17.24		$15.37	$12.99	$19.71	$16.98	$13.41
Total Return(b):	12.17%		18.32%	(18.16)%	36.27%	31.73%	7.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,519		$6,901	$6,305	$9,295	$6,313	$5,270
Average net assets (000)	$7,999		$4,952	$8,098	$7,439	$4,915	$4,485
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.98	%(d)	1.00%	0.96%	0.95%	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	0.98	%(d)	1.08%	0.96%	0.95%	1.14%	1.15%
Net investment income (loss)	(0.31	)%(d)	(0.17)%	(0.36)%	(0.28)%	(0.18)%	0.05%
Portfolio turnover rate(e)	71%		156%	148%	153%	149%	125%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.37		$12.99	$19.70	$16.98	$13.41	$13.81
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.02)	(0.05)	(0.08)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.89		2.40	(2.61)	5.64	4.15	0.82
Total from investment operations	1.87		2.38	(2.66)	5.56	4.12	0.81
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	-	(0.04)
Distributions from net realized gains	-		-	(4.05)	(2.84)	(0.55)	(1.17)
Total dividends and distributions	-		-	(4.05)	(2.84)	(0.55)	(1.21)
Net asset value, end of period	$17.24		$15.37	$12.99	$19.70	$16.98	$13.41
Total Return(b):	12.17%		18.32%	(18.12)%	36.19%	31.73%	7.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,508		$1,008	$876	$368	$78	$54
Average net assets (000)	$1,235		$722	$664	$75	$61	$17
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.98	%(d)	1.00%	0.96%	0.95%	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.30	%(d)	1.68%	1.81%	11.34%	23.28%	77.09%
Net investment income (loss)	(0.32	)%(d)	(0.19)%	(0.34)%	(0.40)%	(0.19)%	(0.10)%
Portfolio turnover rate(e)	71%		156%	148%	153%	149%	125%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 25

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 5 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison Diversified Growth Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is long-term capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

PGIM Jennison Diversified Growth Fund 27

Notes to Financial Statements (unaudited) (continued)

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

PGIM Jennison Diversified Growth Fund 29

Notes to Financial Statements (unaudited) (continued)

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.70% on first $500 million of average daily net assets;	0.70%

0.65% on next $500 million of average daily net assets;

0.60% over $1 billion of average daily net assets

The Manager has contractually agreed, through November 30, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	—%

C	—

Z	1.00

R6	1.00

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through November 30, 2024 to reduce such fees of certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended January 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid

PGIM Jennison Diversified Growth Fund 31

Notes to Financial Statements (unaudited) (continued)

such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$55,170	$—

C	—	45

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$197,712,630	$204,258,573

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(1)(wb)

$1,517,759	$10,012,683	$10,791,580	$ —	$ —	$ 738,862	738,862	$81,632

PGIM Institutional Money Market Fund (7-day effective yield 5.727%)(1)(b)(wb)

6,997,901	37,534,998	43,576,454	(3,129)	5,150	958,466	958,754	7,057(2)

$8,515,660	$47,547,681	$54,368,034	$(3,129)	$5,150	$1,697,328		$88,689

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$172,598,583	$137,044,984	$(2,188,454)	$134,856,530

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of July 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$10,990,000	$—

PGIM Jennison Diversified Growth Fund 33

Notes to Financial Statements (unaudited) (continued)

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (July 31, 2024).

Qualified Late-Year Losses	Post-October Capital Losses

$712,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of January 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	25,512	0.1%

R6	1,451	1.7

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	4	26.8

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended January 31, 2024:

Shares sold	285,853	$4,395,331

Shares purchased	(866,345)	(13,127,901)

Net increase (decrease) in shares outstanding before conversion	(580,492)	(8,732,570)

Shares issued upon conversion from other share class(es)	18,553	294,117

Shares purchased upon conversion into other share class(es)	(38,673)	(575,684)

Net increase (decrease) in shares outstanding	(600,612)	$(9,014,137)

Year ended July 31, 2023:

Shares sold	396,908	$4,982,325

Shares purchased	(1,895,155)	(23,516,008)

Net increase (decrease) in shares outstanding before conversion	(1,498,247)	(18,533,683)

Shares issued upon conversion from other share class(es)	27,773	344,107

Shares purchased upon conversion into other share class(es)	(57,515)	(730,440)

Net increase (decrease) in shares outstanding	(1,527,989)	$(18,920,016)

Class C
Six months ended January 31, 2024:

Shares sold	51,687	$535,695

Shares purchased	(40,889)	(428,994)

Net increase (decrease) in shares outstanding before conversion	10,798	106,701

Shares purchased upon conversion into other share class(es)	(28,569)	(305,138)

Net increase (decrease) in shares outstanding	(17,771)	$(198,437)

Year ended July 31, 2023:

Shares sold	108,747	$923,838

Shares purchased	(88,917)	(728,733)

Net increase (decrease) in shares outstanding before conversion	19,830	195,105

Shares purchased upon conversion into other share class(es)	(42,461)	(357,683)

Net increase (decrease) in shares outstanding	(22,631)	$(162,578)

PGIM Jennison Diversified Growth Fund 35

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class Z
Six months ended January 31, 2024:

Shares sold	144,012	$2,176,965

Shares purchased	(72,707)	(1,159,392)

Net increase (decrease) in shares outstanding before conversion	71,305	1,017,573

Shares issued upon conversion from other share class(es)	34,229	512,029

Shares purchased upon conversion into other share class(es)	(2,491)	(37,059)

Net increase (decrease) in shares outstanding	103,043	$1,492,543

Year ended July 31, 2023:

Shares sold	110,011	$1,622,952

Shares purchased	(195,656)	(2,377,350)

Net increase (decrease) in shares outstanding before conversion	(85,645)	(754,398)

Shares issued upon conversion from other share class(es)	52,204	665,474

Shares purchased upon conversion into other share class(es)	(2,783)	(34,283)

Net increase (decrease) in shares outstanding	(36,224)	$(123,207)

Class R6
Six months ended January 31, 2024:

Shares sold	35,966	$547,640

Shares purchased	(21,243)	(325,872)

Net increase (decrease) in shares outstanding before conversion	14,723	221,768

Shares issued upon conversion from other share class(es)	7,141	111,735

Net increase (decrease) in shares outstanding	21,864	$333,503

Year ended July 31, 2023:

Shares sold	27,120	$358,449

Shares purchased	(37,513)	(472,119)

Net increase (decrease) in shares outstanding before conversion	(10,393)	(113,670)

Shares issued upon conversion from other share class(es)	8,578	112,825

Net increase (decrease) in shares outstanding	(1,815)	$(845)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide. In addition, it remains uncertain that governmental entities will intervene in response to market disturbances, and the effect of any such future intervention cannot be predicted.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

PGIM Jennison Diversified Growth Fund 37

Notes to Financial Statements (unaudited) (continued)

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the Fund’s prospectus expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

PGIM Jennison Diversified Growth Fund 39

Notes to Financial Statements (unaudited) (continued)

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

10.	Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● George Hoyt, Assistant Secretary ● Devan Goolsby, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Diversified Growth Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT ADEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON DIVERSIFIED GROWTH FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	TBDAX	TBDCX	TBDZX	TBDQX

CUSIP	74440V104	74440V302	74440V690	74440V716

MF503E2

PGIM JENNISON RISING DIVIDEND FUND

SEMIANNUAL REPORT

JANUARY 31, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Rising Dividend Fund informative and useful. The report covers performance for the six-month period ended January 31, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President and Principal Executive Officer

PGIM Jennison Rising Dividend Fund

March 15, 2024

PGIM Jennison Rising Dividend Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225 1852.

	Total Returns as of 1/31/24	Average Annual Total Returns as of 1/31/24
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	6.66	3.87	10.21	8.47 (3/5/2014)
Class C	6.16	8.00	10.63	8.29 (3/5/2014)
Class Z	6.74	10.11	11.71	9.36 (3/5/2014)
Class R6	6.75	10.17	11.77	9.86 (9/27/2017)
S&P 500 Index
	6.43	20.82	14.30	—

Average Annual Total Returns as of 1/31/24 Since Inception (%)
	Class A, Class C, Class Z (3/5/2014)	Class R6 (9/27/2017)
S&P 500 Index	12.22	12.83

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definition

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how large company stocks in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Rising Dividend Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 1/31/24

Ten Largest Holdings	Line of Business	% of Net Assets

Eli Lilly & Co.	Pharmaceuticals	4.6%

Lam Research Corp.	Semiconductors & Semiconductor Equipment	3.8%

AbbVie, Inc.	Biotechnology	3.5%

Parker-Hannifin Corp.	Machinery	3.3%

Apple, Inc.	Technology Hardware, Storage & Peripherals	3.2%

Eaton Corp. PLC	Electrical Equipment	3.1%

Constellation Energy Corp.	Electric Utilities	3.0%

ASML Holding NV (Netherlands)	Semiconductors & Semiconductor Equipment	3.0%

AstraZeneca PLC (United Kingdom), ADR	Pharmaceuticals	2.9%

JPMorgan Chase & Co.	Banks	2.9%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder) Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Rising Dividend Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds .In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Rising Dividend Fund		Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,066.60	1.32%	$ 6.86
	Hypothetical	$1,000.00	$1,018.50	1.32%	$ 6.70
Class C	Actual	$1,000.00	$1,061.60	2.06%	$10.68
	Hypothetical	$1,000.00	$1,014.78	2.06%	$10.43
Class Z	Actual	$1,000.00	$1,067.40	1.09%	$ 5.66
	Hypothetical	$1,000.00	$1,019.66	1.09%	$ 5.53
Class R6	Actual	$1,000.00	$1,067.50	1.08%	$ 5.61
	Hypothetical	$1,000.00	$1,019.71	1.08%	$ 5.48

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2024, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of January 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 98.3%

COMMON STOCKS

Aerospace & Defense 2.3%
Airbus SE (France), ADR	57,368	$2,277,510
Lockheed Martin Corp.	1,110	476,645

		2,754,155

Banks 5.9%
Bank of America Corp.	36,982	1,257,758
Citigroup, Inc.	15,267	857,547
JPMorgan Chase & Co.	19,793	3,451,107
PNC Financial Services Group, Inc. (The)	10,160	1,536,294

		7,102,706

Beverages 0.7%
PepsiCo, Inc.	4,949	834,055

Biotechnology 3.5%
AbbVie, Inc.	25,341	4,166,060

Building Products 0.5%
Johnson Controls International PLC	10,885	573,531

Capital Markets 3.8%
Goldman Sachs Group, Inc. (The)	4,122	1,582,889
Moody’s Corp.	7,534	2,953,630

		4,536,519

Chemicals 2.6%
Linde PLC	7,636	3,091,282

Communications Equipment 2.2%
Cisco Systems, Inc.	53,058	2,662,450

Consumer Staples Distribution & Retail 1.7%
Walmart, Inc.	12,638	2,088,429

Diversified Consumer Services 1.4%
Service Corp. International	25,131	1,686,793

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	9

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Telecommunication Services 3.0%
AT&T, Inc.	186,019	$3,290,676
Verizon Communications, Inc.	8,700	368,445

		3,659,121

Electric Utilities 3.0%
Constellation Energy Corp.	29,365	3,582,530

Electrical Equipment 3.1%
Eaton Corp. PLC	15,371	3,782,496

Financial Services 2.6%
Mastercard, Inc. (Class A Stock)	7,087	3,183,693

Food Products 2.2%
Hershey Co. (The)	4,356	843,060
Lamb Weston Holdings, Inc.	17,618	1,804,788

		2,647,848

Ground Transportation 2.6%
TFI International, Inc. (Canada)	14,348	1,886,332
Union Pacific Corp.	4,943	1,205,746

		3,092,078

Health Care Equipment & Supplies 0.6%
Abbott Laboratories	6,666	754,258

Health Care Providers & Services 2.1%
UnitedHealth Group, Inc.	4,931	2,523,390

Hotels, Restaurants & Leisure 4.4%
Marriott International, Inc. (Class A Stock)	9,067	2,173,632
McDonald’s Corp.	10,658	3,119,810

		5,293,442

Independent Power & Renewable Electricity Producers 0.5%
Vistra Corp.	16,049	658,490

Industrial Conglomerates 2.2%
General Electric Co.	20,281	2,685,610

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance 3.3%
Chubb Ltd.	7,155	$1,752,975
Marsh & McLennan Cos., Inc.	11,227	2,176,242

		3,929,217

IT Services 2.2%
International Business Machines Corp.	14,131	2,595,299

Machinery 4.1%
Caterpillar, Inc.	3,297	990,122
Parker-Hannifin Corp.	8,503	3,949,644

		4,939,766

Multi-Utilities 3.8%
CenterPoint Energy, Inc.	86,611	2,419,912
NiSource, Inc.	80,656	2,094,636

		4,514,548

Office REITs 1.2%
Alexandria Real Estate Equities, Inc.	11,546	1,395,911

Oil, Gas & Consumable Fuels 4.1%
Cheniere Energy, Inc.	4,017	658,748
Total Energies SE (France), ADR(a)	34,701	2,261,811
Valero Energy Corp.	14,349	1,993,076

		4,913,635

Pharmaceuticals 7.9%
AstraZeneca PLC (United Kingdom), ADR	52,116	3,473,010
Bristol-Myers Squibb Co.	11,442	559,171
Eli Lilly & Co.	8,499	5,487,039

		9,519,220

Residential REITs 1.0%
AvalonBay Communities, Inc.	6,944	1,243,045

Semiconductors & Semiconductor Equipment 10.9%
ASML Holding NV (Netherlands)	4,098	3,564,522
Intel Corp.	69,677	3,001,685

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	11

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Lam Research Corp.	5,510	$4,546,687
Universal Display Corp.	11,638	1,975,783

		13,088,677

Software 4.1%
Intuit, Inc.	3,228	2,037,933
Microsoft Corp.	7,434	2,955,610

		4,993,543

Specialty Retail 1.6%
Ross Stores, Inc.	9,738	1,366,047
TJX Cos., Inc. (The)	6,307	598,597

		1,964,644

Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	21,132	3,896,741

TOTAL LONG-TERM INVESTMENTS
(cost $94,141,585)		118,353,182

SHORT-TERM INVESTMENTS 3.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(wb)	1,866,506	1,866,506
PGIM Institutional Money Market Fund (7-day effective yield 5.727%)
(cost $2,300,991; includes $2,290,137 of cash collateral for securities on loan)(b)(wb)	2,302,122	2,301,432

TOTAL SHORT-TERM INVESTMENTS
(cost $4,167,497)		4,167,938

TOTAL INVESTMENTS 101.8%
(cost $98,309,082)		122,521,120
Liabilities in excess of other assets (1.8)%		(2,143,892)

NET ASSETS 100.0%		$120,377,228

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

See Notes to Financial Statements.

12

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,216,120; cash collateral of $2,290,137 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$2,754,155	$—	$—
Banks	7,102,706	—	—
Beverages	834,055	—	—
Biotechnology	4,166,060	—	—
Building Products	573,531	—	—
Capital Markets	4,536,519	—	—
Chemicals	3,091,282	—	—
Communications Equipment	2,662,450	—	—
Consumer Staples Distribution & Retail	2,088,429	—	—
Diversified Consumer Services	1,686,793	—	—
Diversified Telecommunication Services	3,659,121	—	—
Electric Utilities	3,582,530	—	—
Electrical Equipment	3,782,496	—	—
Financial Services	3,183,693	—	—
Food Products	2,647,848	—	—
Ground Transportation	3,092,078	—	—
Health Care Equipment & Supplies	754,258	—	—
Health Care Providers & Services	2,523,390	—	—
Hotels, Restaurants & Leisure	5,293,442	—	—
Independent Power & Renewable Electricity Producers	658,490	—	—
Industrial Conglomerates	2,685,610	—	—
Insurance	3,929,217	—	—
IT Services	2,595,299	—	—
Machinery	4,939,766	—	—

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Multi-Utilities	$4,514,548	$—	$—
Office REITs	1,395,911	—	—
Oil, Gas & Consumable Fuels.	4,913,635	—	—
Pharmaceuticals	9,519,220	—	—
Residential REITs	1,243,045	—	—
Semiconductors & Semiconductor Equipment.	13,088,677	—	—
Software	4,993,543	—	—
Specialty Retail	1,964,644	—	—
Technology Hardware, Storage & Peripherals.	3,896,741	—	—
Short-Term Investments
Affiliated Mutual Funds	4,167,938	—	—

Total	$122,521,120	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2024 were as follows:

Semiconductors & Semiconductor Equipment	10.9%
Pharmaceuticals	7.9
Banks	5.9
Hotels, Restaurants & Leisure	4.4
Software	4.1
Machinery	4.1
Oil, Gas & Consumable Fuels	4.1
Capital Markets	3.8
Multi-Utilities	3.8
Biotechnology	3.5
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	3.5
Insurance	3.3
Technology Hardware, Storage & Peripherals	3.2
Electrical Equipment	3.1
Diversified Telecommunication Services	3.0
Electric Utilities	3.0
Financial Services	2.6
Ground Transportation	2.6
Chemicals	2.6

Aerospace & Defense	2.3%
Industrial Conglomerates	2.2
Communications Equipment	2.2
Food Products	2.2
IT Services	2.2
Health Care Providers & Services	2.1
Consumer Staples Distribution & Retail	1.7
Specialty Retail	1.6
Diversified Consumer Services	1.4
Office REITs	1.2
Residential REITs	1.0
Beverages	0.7
Health Care Equipment & Supplies	0.6
Independent Power & Renewable Electricity
Producers	0.5
Building Products	0.5

101.8
Liabilities in excess of other assets	(1.8)

100.0%

See Notes to Financial Statements.

14

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$2,216,120	$(2,216,120)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	15

Statement of Assets & Liabilities (unaudited)

as of January 31, 2024

Assets
Investments at value, including securities on loan of $2,216,120:
Unaffiliated investments (cost $94,141,585)	$118,353,182
Affiliated investments (cost $4,167,497)	4,167,938
Receivable for Fund shares sold	298,751
Dividends receivable	148,845
Tax reclaim receivable	27,349
Prepaid expenses and other assets	1,843

Total Assets	122,997,908

Liabilities
Payable to broker for collateral for securities on loan	2,290,137
Payable for Fund shares purchased	230,211
Management fee payable	65,907
Accrued expenses and other liabilities	18,389
Distribution fee payable	12,174
Affiliated transfer agent fee payable	2,838
Trustees’ fees payable	1,024

Total Liabilities	2,620,680

Net Assets	$120,377,228

Net assets were comprised of:
Shares of beneficial interest, at par	$7,082
Paid-in capital in excess of par	106,001,333
Total distributable earnings (loss)	14,368,813

Net assets, January 31, 2024	$120,377,228

See Notes to Financial Statements.

16

Class A
Net asset value, offering price and redemption price per share, ($29,318,310 ÷ 1,723,946 shares of beneficial interest issued and outstanding)	$17.01
Maximum sales charge (5.50% of offering price)	0.99

Maximum offering price to public	$18.00

Class C
Net asset value, offering price and redemption price per share, ($7,385,002 ÷ 438,152 shares of beneficial interest issued and outstanding)	$16.85

Class Z
Net asset value, offering price and redemption price per share, ($9,100,415 ÷ 534,848 shares of beneficial interest issued and outstanding)	$17.01

Class R6
Net asset value, offering price and redemption price per share, ($74,573,501 ÷ 4,384,757 shares of beneficial interest issued and outstanding)	$17.01

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	17

Statement of Operations (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $11,866 foreign withholding tax)	$1,166,935
Affiliated dividend income	104,704
Affiliated income from securities lending, net	1,712

Total income	1,273,351

Expenses
Management fee	448,742
Distribution fee(a)	72,044
Interest expense	49,334
Commitment fee on syndicated credit agreement	42,688
Transfer agent’s fees and expenses (including affiliated expense of $8,545)(a)	32,164
Registration fees(a)	24,002
Custodian and accounting fees	21,746
Professional fees	18,273
Shareholders’ reports	14,226
Audit fee	12,364
Trustees’ fees	5,864
SEC registration fees	620
Miscellaneous	8,299

Total expenses	750,366
Less: Fee waiver and/or expense reimbursement(a)	(54,122)
Distribution fee waiver(a)	(7,011)

Net expenses	689,233

Net investment income (loss)	584,118

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on investment transactions (including affiliated of $1,101)	5,519,559

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $333)	833,062
Foreign currencies	(152)

832,910

Net gain (loss) on investment and foreign currency transactions	6,352,469

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,936,587

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	42,066	29,978	—	—
Transfer agent’s fees and expenses	16,333	4,141	11,131	559
Registration fees	8,295	4,273	7,790	3,644
Fee waiver and/or expense reimbursement	(24,358)	(8,455)	(18,383)	(2,926)
Distribution fee waiver	(7,011)	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$584,118	$2,557,378
Net realized gain (loss) on investment transactions	5,519,559	(14,417,955)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	832,910	13,684,549

Net increase (decrease) in net assets resulting from operations	6,936,587	1,823,972

Dividends and Distributions
Distributions from distributable earnings
Class A	(163,522)	(260,573)
Class C	(10,095)	(13,657)
Class Z	(77,088)	(168,772)
Class R6	(500,639)	(2,082,033)

	(751,344)	(2,525,035)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	19,442,786	263,376,535
Net asset value of shares issued in reinvestment of dividends and distributions	750,389	2,498,294
Cost of shares purchased	(91,888,538)	(261,398,263)

Net increase (decrease) in net assets from Fund share transactions	(71,695,363)	4,476,566

Total increase (decrease)	(65,510,120)	3,775,503

Net Assets:
Beginning of period	185,887,348	182,111,845

End of period	$120,377,228	$185,887,348

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	19

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022		2021	2020	2019

Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$16.04		$16.12		$18.00		$13.86	$13.54	$13.80
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.16		0.12		0.07	0.11	0.13
Net realized and unrealized gain (loss) on investment transactions	0.99		(0.08)		(0.53	)(b)	4.72	0.73	0.75
Total from investment operations	1.06		0.08		(0.41)		4.79	0.84	0.88
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.16)		(0.11)		(0.07)	(0.08)	(0.13)
Distributions from net realized gains	-		-		(1.36)		(0.58)	(0.44)	(1.01)
Total dividends and distributions	(0.09)		(0.16)		(1.47)		(0.65)	(0.52)	(1.14)
Net asset value, end of period	$17.01		$16.04		$16.12		$18.00	$13.86	$13.54
Total Return(c) :	6.66%		0.55%		(2.69)%		35.44%	6.24%	8.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,318		$28,354		$22,003		$13,908	$7,269	$5,391
Average net assets (000)	$27,892		$25,464		$17,151		$10,058	$6,608	$4,729
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	1.32	%(e)(f)	1.25	%(f)	1.24%		1.24%	1.24%	1.24%
Expenses before waivers and/or expense reimbursement	1.54	%(e)	1.38%		1.63%		1.87%	2.22%	2.60%
Net investment income (loss)	0.83	%(e)	1.01%		0.71%		0.46%	0.85%	0.98%
Portfolio turnover rate(g)	26%		106%		99%		86%	106%	100%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.08% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended January 31, 2024 and for the year ended July 31, 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022		2021		2020		2019

Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$15.89		$15.97		$17.88		$13.81		$13.51		$13.80
Income (loss) from investment operations:
Net investment income (loss)	-	(b)	0.04	(c)	(0.01	)(c)	(0.04	)(c)	0.02		0.04
Net realized and unrealized gain (loss) on investment transactions	0.99		(0.07	)(d)	(0.53	)(d)	4.69		0.72		0.73
Total from investment operations	0.99		(0.03)		(0.54)		4.65		0.74		0.77
Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.05)		(0.01)		(-	)(b)	(-	)(b)	(0.05)
Distributions from net realized gains	-		-		(1.36)		(0.58)		(0.44)		(1.01)
Total dividends and distributions	(0.03)		(0.05)		(1.37)		(0.58)		(0.44)		(1.06)
Net asset value, end of period	$16.85		$15.89		$15.97		$17.88		$13.81		$13.51
Total Return(e) :	6.16%		(0.14)%		(3.46)%		34.45%		5.45%		7.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,385		$5,374		$4,001		$2,252		$1,498		$1,852
Average net assets (000)	$5,963		$4,788		$2,803		$1,735		$1,711		$1,865
Ratios to average net assets(f) :
Expenses after waivers and/or expense reimbursement	2.06	%(g)(h)	2.00	%(h)	1.99%		1.99%		1.99%		1.99%
Expenses before waivers and/or expense reimbursement	2.34	%(g)	2.24%		2.66%		2.97%		3.55%		3.64%
Net investment income (loss)	0.05	%(g)	0.26%		(0.05)%		(0.27)%		0.13%		0.28%
Portfolio turnover rate(i)	26%		106%		99%		86%		106%		100%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.07% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended January 31, 2024 and for the year ended July 31, 2023, respectively.

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	21

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022		2021	2020	2019

Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$16.04		$16.13	$18.01		$13.87	$13.56	$13.82
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.29	0.18		0.12	0.14	0.16
Net realized and unrealized gain (loss) on investment transactions	0.99		(0.19)	(0.55	)(b)	4.71	0.72	0.75
Total from investment operations	1.08		0.10	(0.37)		4.83	0.86	0.91
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.19)	(0.15)		(0.11)	(0.11)	(0.16)
Distributions from net realized gains	-		-	(1.36)		(0.58)	(0.44)	(1.01)
Total dividends and distributions	(0.11)		(0.19)	(1.51)		(0.69)	(0.55)	(1.17)
Net asset value, end of period	$17.01		$16.04	$16.13		$18.01	$13.87	$13.56
Total Return(c) :	6.74%		0.75%	(2.46)%		35.74%	6.46%	8.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,100		$13,513	$156,090		$15,364	$18,828	$9,122
Average net assets (000)	$10,377		$31,371	$44,393		$13,377	$12,973	$8,216
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	1.09	%(e)(f)	1.00% (f)	0.99%		0.99%	0.99%	0.99%
Expenses before waivers and/or expense reimbursement	1.44	%(e)	1.08%	1.19%		1.58%	1.70%	2.02%
Net investment income (loss)	1.15	%(e)	1.84%	1.08%		0.77%	1.06%	1.25%
Portfolio turnover rate(g)	26%		106%	99%		86%	106%	100%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.10% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended January 31, 2024 and for the year ended July 31, 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022		2021	2020	2019

Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$16.04		$16.12	$18.01		$13.87	$13.55	$13.81
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.20	0.17		0.12	0.15	0.16
Net realized and unrealized gain (loss) on investment transactions	1.00		(0.07)	(0.55	)(b)	4.71	0.72	0.75
Total from investment operations	1.09		0.13	(0.38)		4.83	0.87	0.91
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.21)	(0.15)		(0.11)	(0.11)	(0.16)
Distributions from net realized gains	-		-	(1.36)		(0.58)	(0.44)	(1.01)
Total dividends and distributions	(0.12)		(0.21)	(1.51)		(0.69)	(0.55)	(1.17)
Net asset value, end of period	$17.01		$16.04	$16.12		$18.01	$13.87	$13.55
Total Return(c) :	6.75%		0.95%	(2.49)%		35.74%	6.54%	8.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$74,574		$138,646	$17		$17	$13	$12
Average net assets (000)	$70,943		$135,960	$17		$15	$12	$11
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	1.08	%(e)(f)	0.89%	0.99%		0.99%	0.99%	0.99%
Expenses before waivers and/or expense reimbursement	1.09	%(e)	0.89%	37.99%		48.96%	123.09%	119.91%
Net investment income (loss)	1.14	%(e)	1.26%	0.97%		0.73%	1.10%	1.25%
Portfolio turnover rate(g)	26%		106%	99%		86%	106%	100%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.09% which are being excluded from the Fund’s contractual waiver for the for the six months ended January 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	23

Notes to Financial Statements (unaudited)

1. Organization

Prudential Investment Portfolios 5 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison Rising Dividend Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek capital appreciation and income.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

24

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

PGIM Jennison Rising Dividend Fund	25

Notes to Financial Statements (unaudited) (continued)

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the

26

financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

PGIM Jennison Rising Dividend Fund	27

Notes to Financial Statements (unaudited) (continued)

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.775% of average daily net assets up to $1 billion;	0.775%
0.755% of average daily net assets from $1 billion to $3 billion;

28

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.735% of average daily net assets from $3 billion to $5 billion;
0.715% of average daily net assets from $5 billion to $10 billion;
0.705% of average daily net assets over $10 billion

The Manager has contractually agreed, through November 30, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.24%
C	1.99
Z	0.99
R6	0.99

The RIC, on behalf of the Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through November 30, 2024 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%

PGIM Jennison Rising Dividend Fund	29

Notes to Financial Statements (unaudited) (continued)

Class	Gross Distribution Fee	Net Distribution Fee
C	1.00%	1.00%
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended January 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$27,697	$299
C	—	1,042

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31,

30

2024, no Rule 17a-7 transactions were entered into by the Fund.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$31,231,961	$101,206,245

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(1)(wb)
$ —	$ 29,059,930	$ 27,193,424	$ —	$ —	$1,866,506	1,866,506	$104,704

PGIM Institutional Money Market Fund (7-day effective yield 5.727%)(1)(b)(wb)
1,109,231	21,901,954	20,711,187	333	1,101	2,301,432	2,302,122	1,712	(2)
$1,109,231	$50,961,884	$47,904,611	$333	$1,101	$4,167,938		$106,416

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$100,012,680	$25,060,789	$(2,552,349)	$22,508,440

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of July 31, 2023 which can be carried forward for an unlimited period. No capital gains

PGIM Jennison Rising Dividend Fund	31

Notes to Financial Statements (unaudited) (continued)

distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$13,772,000	$—

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (July 31, 2024).

Qualified Late-Year Losses	Post-October Capital Losses

$—	$54,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2023 are subject to such review.

7. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at

$0.001 par value per share currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

32

As of January 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	1,068	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	4	92.4

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended January 31, 2024:
Shares sold	146,266	$2,354,836
Shares issued in reinvestment of dividends and distributions	10,119	162,596
Shares purchased	(202,305)	(3,237,841)
Net increase (decrease) in shares outstanding before conversion	(45,920)	(720,409)
Shares issued upon conversion from other share class(es)	4,666	73,965
Shares purchased upon conversion into other share class(es)	(2,949)	(47,684)
Net increase (decrease) in shares outstanding	(44,203)	$(694,128)

Year ended July 31, 2023:
Shares sold	682,598	$10,617,546
Shares issued in reinvestment of dividends and distributions	16,893	258,812
Shares purchased	(315,043)	(4,891,537)
Net increase (decrease) in shares outstanding before conversion	384,448	5,984,821
Shares issued upon conversion from other share class(es)	22,744	349,647
Shares purchased upon conversion into other share class(es)	(4,347)	(67,551)
Net increase (decrease) in shares outstanding	402,845	$6,266,917

Class C
Six months ended January 31, 2024:
Shares sold	147,415	$2,351,401
Shares issued in reinvestment of dividends and distributions	643	10,095
Shares purchased	(41,135)	(647,593)
Net increase (decrease) in shares outstanding before conversion	106,923	1,713,903
Shares purchased upon conversion into other share class(es)	(7,014)	(109,540)
Net increase (decrease) in shares outstanding	99,909	$1,604,363

PGIM Jennison Rising Dividend Fund	33

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares sold	203,234	$3,131,688
Shares issued in reinvestment of dividends and distributions	902	13,599
Shares purchased	(93,458)	(1,437,816)
Net increase (decrease) in shares outstanding before conversion	110,678	1,707,471
Shares purchased upon conversion into other share class(es)	(22,956)	(349,647)
Net increase (decrease) in shares outstanding	87,722	$1,357,824

Class Z
Six months ended January 31, 2024:
Shares sold	57,567	$921,425
Shares issued in reinvestment of dividends and distributions	4,804	77,059
Shares purchased	(373,842)	(5,877,889)
Net increase (decrease) in shares outstanding before conversion	(311,471)	(4,879,405)
Shares issued upon conversion from other share class(es)	5,232	83,259
Shares purchased upon conversion into other share class(es)	(1,129)	(17,845)
Net increase (decrease) in shares outstanding	(307,368)	$(4,813,991)

Year ended July 31, 2023:
Shares sold	1,332,628	$21,169,943
Shares issued in reinvestment of dividends and distributions	11,028	168,749
Shares purchased	(10,180,878)	(163,612,508)
Net increase (decrease) in shares outstanding before conversion	(8,837,222)	(142,273,816)
Shares issued upon conversion from other share class(es)	4,457	69,242
Net increase (decrease) in shares outstanding	(8,832,765)	$(142,204,574)

Class R6
Six months ended January 31, 2024:
Shares sold	866,979	$13,815,124
Shares issued in reinvestment of dividends and distributions	31,114	500,639
Shares purchased	(5,157,927)	(82,125,215)
Net increase (decrease) in shares outstanding before conversion	(4,259,834)	(67,809,452)
Shares issued upon conversion from other share class(es)	1,129	17,845
Net increase (decrease) in shares outstanding	(4,258,705)	$(67,791,607)

34

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares sold	14,384,746	$ 228,457,358
Shares issued in reinvestment of dividends and distributions	134,240	2,057,134
Shares purchased	(5,876,460)	(91,456,402)
Net increase (decrease) in shares outstanding before conversion	8,642,526	139,058,090
Shares purchased upon conversion into other share class(es)	(110)	(1,691)
Net increase (decrease) in shares outstanding	8,642,416	$ 139,056,399

8. Borrowings

The RIC, on behalf of the Fund along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023

Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended January 31, 2024. The average daily balance for the 9 days that the Fund had loans outstanding during the period was approximately $30,826,444, borrowed at a weighted average interest rate of 6.40%. The maximum loan outstanding amount during the period was $33,979,000. At January 31, 2024, the Fund did not have an outstanding loan amount.

PGIM Jennison Rising Dividend Fund	35

Notes to Financial Statements (unaudited) (continued)

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Dividend Risk: There is no guarantee that the issuers of the stocks held by the Fund will pay dividends in the future or that, if dividends are paid, they will remain at their current levels or increase over time. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks. A sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide. In addition, it remains uncertain that governmental entities will intervene in response to market disturbances, and the effect of any such future intervention cannot be predicted.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

36

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM Jennison Rising Dividend Fund	37

Notes to Financial Statements (unaudited) (continued)

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

38

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

10. Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Jennison Rising Dividend Fund	39

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● George Hoyt, Assistant Secretary ● Devan Goolsby, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Rising Dividend Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON RISING DIVIDEND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PJDAX	PJDCX	PJDZX	PJDQX

CUSIP	74440V823	74440V815	74440V799	74440V682

MF220E2

PGIM 60/40 ALLOCATION FUND

SEMIANNUAL REPORT

JANUARY 31, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2 Visit our website at pgim.com/investments

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/24 (without sales charges)	Average Annual Total Returns as of 1/31/24 (with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Fund	6.52	14.60	8.63	7.93 (9/13/2017)

Custom Benchmark Index	5.15	13.07	9.06	8.30

*Not annualized

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

Benchmark Definitions

Custom Benchmark Index—The Custom Benchmark is comprised of 60% S&P 500 Index and 40% Bloomberg US Aggregate Bond Index.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and US dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM 60/40 Allocation Fund 3

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 1/31/24

Top Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Domestic Equity	59.4%

PGIM Total Return Bond Fund (Class R6)	Fixed Income	40.5%

Holdings reflect only long-term investments and are subject to change.

4 Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM 60/40 Allocation Fund 5

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM 60/40 Allocation Fund	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6 Actual	$1,000.00	$1,065.20	0.41%	$2.13

Hypothetical	$1,000.00	$1,023.08	0.41%	$2.08

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2024, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6 Visit our website at pgim.com/investments

PGIM 60/40 Allocation Fund

Schedule of Investments (unaudited)

as of January 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 59.4%
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	3,113,918	$61,593,302
Fixed Income — 40.5%
PGIM Total Return Bond Fund (Class R6)	3,484,005	41,947,425

TOTAL LONG-TERM INVESTMENTS (cost $94,039,919)		103,540,727

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $109,684)	109,684	109,684

TOTAL INVESTMENTS 100.0% (cost $94,149,603)(wa)		103,650,411
Liabilities in excess of other assets (0.0)%		(27,072)

NET ASSETS 100.0%		$103,623,339

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund 7

PGIM 60/40 Allocation Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$61,593,302	$—	$—
Fixed Income	41,947,425	—	—
Short-Term Investment
Affiliated Mutual Fund	109,684	—	—

Total	$103,650,411	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2024 were as follows:

Domestic Equity	59.4%
Fixed Income	40.5
Short Term	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

8

Statement of Assets and Liabilities (unaudited)

as of January 31, 2024

Assets

Affiliated investments (cost $94,149,603)	$103,650,411
Receivable for investments sold	951,769
Due from Manager	8,128
Prepaid expenses	874

Total Assets	104,611,182

Liabilities

Payable for investments purchased	949,093
Accrued expenses and other liabilities	35,496
Payable for Fund shares purchased	2,626
Trustees’ fees payable	604
Affiliated transfer agent fee payable	24

Total Liabilities	987,843

Net Assets	$103,623,339

Net assets were comprised of:
Shares of beneficial interest, at par	$8,410
Paid-in capital in excess of par	98,167,028
Total distributable earnings (loss)	5,447,901

Net assets, January 31, 2024	$103,623,339

Class R6

Net asset value, offering price and redemption price per share, ($103,623,339 ÷ 8,410,153 shares of beneficial interest issued and outstanding)	$12.32

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund 9

Statement of Operations  (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$1,854,432

Expenses
Management fee	9,502
Custodian and accounting fees	20,008
Professional fees	17,984
Audit fee	10,736
Shareholders’ reports	7,825
Trustees’ fees	5,300
Fund data services	3,240
SEC registration fees	424
Transfer agent’s fees and expenses (including affiliated expense of $ 61)	108
Miscellaneous	2,688

Total expenses	77,815
Less: Fee waiver and/or expense reimbursement	(57,797)

Net expenses	20,018

Net investment income (loss)	1,834,414

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(632,988)
Net capital gain distributions received	1,270,856

637,868

Net change in unrealized appreciation (depreciation) on investments	3,887,337

Net gain (loss) on investment transactions	4,525,205

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,359,619

See Notes to Financial Statements.

10

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,834,414	$2,665,060
Net realized gain (loss) on investment transactions	(632,988)	(2,715,273)
Net capital gain distributions received	1,270,856	523,209
Net change in unrealized appreciation (depreciation) on investments	3,887,337	5,497,789

Net increase (decrease) in net assets resulting from operations	6,359,619	5,970,785

Dividends and Distributions
Distributions from distributable earnings

Class R6	(2,933,603)	(4,750,724)

Fund share transactions
Net proceeds from shares sold (763,946 and 1,435,984 shares, respectively)	9,074,207	15,984,728
Net asset value of shares issued in reinvestment of dividends and distributions (243,298 and 450,306 shares, respectively)	2,933,603	4,750,724
Cost of shares purchased (383,142 and 1,042,521 shares, respectively)	(4,578,039)	(11,722,685)

Net increase (decrease) in net assets from Fund share transactions	7,429,771	9,012,767

Total increase (decrease)	10,855,787	10,232,828

Net Assets:

Beginning of period	92,767,552	82,534,724

End of period	$103,623,339	$92,767,552

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund 11

PGIM 60/40 Allocation Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,

	2024		2023		2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.91		$11.89		$13.59	$11.53	$11.09	$10.77
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.35		0.25	0.22	0.24	0.20
Net realized and unrealized gain (loss) on investment transactions	0.54		0.32	(b)	(1.04)	2.15	0.72	0.47
Total from investment operations	0.77		0.67		(0.79)	2.37	0.96	0.67
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.30)		(0.85)	(0.19)	(0.33)	(0.34)
Distributions from net realized gains	(0.02)		(0.35)		(0.06)	(0.12)	(0.19)	(0.01)
Total dividends and distributions	(0.36)		(0.65)		(0.91)	(0.31)	(0.52)	(0.35)
Net asset value, end of period	$12.32		$11.91		$11.89	$13.59	$11.53	$11.09
Total Return(c):	6.52%		6.35%		(6.34)%	20.93%	8.75%	6.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$103,623		$92,768		$82,535	$76,709	$32,266	$17,019
Average net assets (000)	$94,509		$84,138		$82,858	$53,068	$23,312	$9,866
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.04	%(e)	0.04	%(f)	0.03%	0.04%	0.03%	0.03%
Expenses before waivers and/or expense reimbursement	0.16	%(e)	0.19%		0.17%	0.27%	0.72%	1.78%
Net investment income (loss)	3.86	%(e)	3.17%		1.97%	1.76%	2.15%	1.87%
Portfolio turnover rate(g)	8%		21%		20%	22%	30%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, respectively which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

12

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 5 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM 60/40 Allocation Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek a balance between growth and conservation of capital.

The Fund pursues its objective by primarily investing in a portfolio of other mutual funds within the PGIM fund family (collectively, the “Underlying Funds”) that provide exposure to equity and fixed income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

PGIM 60/40 Allocation Fund 13

Notes to Financial Statements (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Investments in open-end funds (other than exchange-traded funds (“ETFs”)) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

14

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantative Solutions” or the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.02% of the Fund’s average daily net assets	0.02%

PGIM 60/40 Allocation Fund 15

Notes to Financial Statements (unaudited) (continued)

The Manager has contractually agreed, through November 30, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to below class is:

Class	Expense Limitations
R6	0.40%

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

16

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$15,002,025	$7,408,556

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Quant Solutions Large-Cap Core Fund (Class R6)

$55,599,737	$ 8,291,993	$4,817,048	$2,507,992	$ 10,628	$ 61,593,302	3,113,918	$ 901,031	$1,270,856

PGIM Total Return Bond Fund (Class R6)

37,093,172	6,710,032	2,591,508	1,379,345	(643,616)	41,947,425	3,484,005	950,078	—

$92,692,909	$15,002,025	$7,408,556	$3,887,337	$(632,988)	$103,540,727		$1,851,109	$1,270,856

Short-Term Investments - Affiliated Mutual Fund(wa):
PGIM Core Ultra Short Bond Fund

$ 120,491	$ 1,600,213	$1,611,020	$ —	$ —	$ 109,684	109,684	$ 3,323	$ —

$92,813,400	$16,602,238	$9,019,576	$3,887,337	$(632,988)	$103,650,411		$1,854,432	$1,270,856

(wa)	Represents investments in Funds affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$98,949,364	$12,623,839	$(7,922,792)	$4,701,047

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2023 are subject to such review.

PGIM 60/40 Allocation Fund 17

Notes to Financial Statements (unaudited) (continued)

7.	Capital and Ownership

The RIC is authorized to issue an unlimited number of shares of beneficial interest of the Fund, at $0.001 par value per share, currently divided into one class, designated Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

As of January 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	8,409,422	99.9%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	99.9%
Unaffiliated	—	—

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large

18

scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2024.

9.	Risks of Investing in the Fund

The risks of the Fund and/or the Underlying Funds risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Affiliated Funds Risk: The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund invests in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.

Asset Allocation Risk: The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. The selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity and fixed income). However, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements) due to market conditions. Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in various Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

PGIM 60/40 Allocation Fund 19

Notes to Financial Statements (unaudited) (continued)

Economic and Market Events Risk: Economic and market events risk is the risk that one or more markets in which the Portfolio invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Portfolio’s Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those relating to general economic, political, or financial market conditions; significant or unexpected failures, near-failures or credit downgrades of key institutions; investor sentiment and market perceptions; unexpected changes in the prices of key commodities; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry or sector, could adversely affect the liquidity and volatility of securities held by the Portfolio. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Equity and Equity-Related Securities Risks: Certain Underlying Funds invest in equity and equity-related securities. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fixed Income Risk: As with credit risk, market risk and interest rate risk, an Underlying Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

20

Fund Rebalancing Risk: Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund’s allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund’s expenses or result in the Underlying Fund’s becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund’s performance and thus the Fund’s performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.

The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund’s investments in the event of significant market or other events that may require more rapid action.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the Prospectus expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Investment Style Risk: Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market

PGIM 60/40 Allocation Fund 21

Notes to Financial Statements (unaudited) (continued)

liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets

22

and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.

Portfolio Turnover Risk: The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund’s, and, therefore, the Fund’s, performance and can have adverse tax consequences.

10.	Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM 60/40 Allocation Fund 23

∎ MAIL 655 Broad Street Newark, NJ 07102	∎ TELEPHONE (800) 225-1852	∎ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM 60/40 Allocation Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM 60/40 ALLOCATION FUND

SHARE CLASS	R6
NASDAQ	PALDX
CUSIP	74440V724

PGIM TARGET DATE FUNDS

(formerly known as Prudential Day One Funds)

SEMIANNUAL REPORT

JANUARY 31, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2  Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Target Date Funds informative and useful. The report covers performance for the six-month period ended January 31, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President and Principal Executive Officer

PGIM Target Date Funds

March 15, 2024

PGIM Target Date Funds 3

PGIM Target Date Income Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24	Average Annual Total Returns as of 1/31/24
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	2.54	4.37	3.86	3.68 (12/13/2016)

Class R2	2.58	4.53	4.11	3.92 (12/13/2016)

Class R3	2.77	4.79	4.27	4.09 (12/13/2016)

Class R4	2.82	4.88	4.37	4.19 (12/13/2016)

Class R5	2.88	5.00	4.48	4.30 (12/13/2016)

Class R6	2.86	5.04	4.64	4.46 (12/13/2016)

PGIM Target Date Income Custom Benchmark

	2.80	5.09	4.65	4.55

S&P Target Date Retirement Income Index

	3.42	6.50	4.26	4.34

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

4  Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

PGIM Target Date Income Custom Benchmark*—The PGIM Target Date Income Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® Retirement Income Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The PGIM Target Date Income Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the PGIM Target Date Income Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

PGIM Target Date Funds 5

PGIM Target Date Income Fund

Your Fund’s Performance (continued)

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the PGIM Target Date Income Custom Benchmark, or the data included therein.

**The S&P Target Date Retirement Income Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/24

Top Largest Holdings	Asset Class	% of Net Assets

PGIM TIPS Fund (Class R6)	Fixed Income	23.1%

PGIM Total Return Bond Fund (Class R6)	Fixed Income	16.1%

PGIM Core Conservative Bond Fund (Class R6)	Fixed Income	16.1%

PGIM Quant Solutions Large-Cap Index Fund (Class R6)	Domestic Equity	15.7%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Fixed Income	6.0%

PGIM Global Real Estate Fund (Class R6)	International Equity	6.0%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Equity	4.6%

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	Domestic Equity	1.2%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Domestic Equity	1.2%

Holdings reflect only long-term investments and are subject to change.

6  Visit our website at pgim.com/investments

PGIM Target Date 2015 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24	Average Annual Total Returns as of 1/31/24
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	2.47	4.56	4.23	4.12 (12/13/2016)

Class R2	2.62	4.81	4.49	4.37 (12/13/2016)

Class R3	2.66	4.95	4.63	4.53 (12/13/2016)

Class R4	2.76	5.05	4.74	4.63 (12/13/2016)

Class R5	2.86	5.15	4.85	4.75 (12/13/2016)

Class R6	2.99	5.40	5.03	4.90 (12/13/2016)

PGIM Target Date 2015 Custom Benchmark

	2.83	5.35	5.06	5.04

S&P Target Date 2015 Index

	3.44	7.07	5.25	5.44

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

PGIM Target Date Funds 7

PGIM Target Date 2015 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

PGIM Target Date 2015 Custom Benchmark*—The PGIM Target Date 2015 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2015 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The PGIM Target Date 2015 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the PGIM Target Date 2015 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

8  Visit our website at pgim.com/investments

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the PGIM Target Date 2015 Custom Benchmark, or the data included therein.

**The S&P Target Date 2015 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/24

Top Largest Holdings	Asset Class	% of Net Assets

PGIM TIPS Fund (Class R6)	Fixed Income	22.9%

PGIM Quant Solutions Large-Cap Index Fund (Class R6)	Domestic Equity	16.4%

PGIM Total Return Bond Fund (Class R6)	Fixed Income	16.1%

PGIM Core Conservative Bond Fund (Class R6)	Fixed Income	15.5%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Fixed Income	6.0%

PGIM Global Real Estate Fund (Class R6)	International Equity	5.9%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Equity	4.9%

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	Domestic Equity	1.2%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Domestic Equity	1.2%

Holdings reflect only long-term investments and are subject to change.

PGIM Target Date Funds 9

PGIM Target Date 2020 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24	Average Annual Total Returns as of 1/31/24
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	2.72	5.27	4.76	4.61 (12/13/2016)

Class R2	2.77	5.42	5.02	4.86 (12/13/2016)

Class R3	2.91	5.67	5.17	5.04 (12/13/2016)

Class R4	2.91	5.76	5.27	5.14 (12/13/2016)

Class R5	3.01	5.87	5.38	5.24 (12/13/2016)

Class R6	3.07	6.04	5.55	5.35 (12/13/2016)

PGIM Target Date 2020 Custom Benchmark

	2.95	6.02	5.64	5.59

S&P Target Date 2020 Index

	3.51	7.53	5.54	5.84

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

10  Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

PGIM Target Date 2020 Custom Benchmark*—The PGIM Target Date 2020 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2020 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The PGIM Target Date 2020 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the PGIM Target Date 2020 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

PGIM Target Date Funds 11

PGIM Target Date 2020 Fund

Your Fund’s Performance (continued)

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the PGIM Target Date 2020 Custom Benchmark, or the data included therein.

**The S&P Target Date 2020 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/24

Top Largest Holdings	Asset Class	% of Net Assets

PGIM TIPS Fund (Class R6)	Fixed Income	21.7%

PGIM Quant Solutions Large-Cap Index Fund (Class R6)	Domestic Equity	19.5%

PGIM Total Return Bond Fund (Class R6)	Fixed Income	15.9%

PGIM Core Conservative Bond Fund (Class R6)	Fixed Income	12.9%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Equity	6.3%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Fixed Income	6.0%

PGIM Global Real Estate Fund (Class R6)	International Equity	6.0%

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	Domestic Equity	1.4%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Domestic Equity	1.4%
Holdings reflect only long-term investments and are subject to change.

12  Visit our website at pgim.com/investments

PGIM Target Date 2025 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24	Average Annual Total Returns as of 1/31/24
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	2.76	5.85	5.28	5.12 (12/13/2016)

Class R2	2.89	6.08	5.54	5.38 (12/13/2016)

Class R3	3.04	6.33	5.70	5.55 (12/13/2016)

Class R4	3.04	6.43	5.80	5.65 (12/13/2016)

Class R5	3.13	6.53	5.92	5.75 (12/13/2016)

Class R6	3.17	6.67	6.07	5.93 (12/13/2016)

PGIM Target Date 2025 Custom Benchmark

	3.08	6.74	6.18	6.20

S&P Target Date 2025 Index

	3.49	7.89	6.33	6.61

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

PGIM Target Date Funds 13

PGIM Target Date 2025 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

PGIM Target Date 2025 Custom Benchmark*—The PGIM Target Date 2025 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2025 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The PGIM Target Date 2025 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the PGIM Target Date 2025 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

14  Visit our website at pgim.com/investments

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the PGIM Target Date 2025 Custom Benchmark, or the data included therein.

**The S&P Target Date 2025 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/24

Top Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions Large-Cap Index Fund (Class R6)	Domestic Equity	22.3%

PGIM TIPS Fund (Class R6)	Fixed Income	19.9%

PGIM Total Return Bond Fund (Class R6)	Fixed Income	15.1%

PGIM Core Conservative Bond Fund (Class R6)	Fixed Income	11.3%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Equity	8.0%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Fixed Income	6.0%

PGIM Global Real Estate Fund (Class R6)	International Equity	6.0%

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	Domestic Equity	1.8%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Domestic Equity	1.7%

Holdings reflect only long-term investments and are subject to change.

PGIM Target Date Funds 15

PGIM Target Date 2030 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24	Average Annual Total Returns as of 1/31/24
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	2.86	6.74	6.17	6.11 (12/13/2016)

Class R2	3.01	6.97	6.45	6.38 (12/13/2016)

Class R3	3.18	7.25	6.62	6.55 (12/13/2016)

Class R4	3.16	7.34	6.70	6.63 (12/13/2016)

Class R5	3.16	7.43	6.82	6.75 (12/13/2016)

Class R6	3.31	7.57	6.99	6.92 (12/13/2016)

PGIM Target Date 2030 Custom Benchmark

	3.23	7.82	7.24	7.35

S&P Target Date 2030 Index

	3.60	9.01	7.17	7.38

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

16  Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

PGIM Target Date 2030 Custom Benchmark*—The PGIM Target Date 2030 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2030 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The PGIM Target Date 2030 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the PGIM Target Date 2030 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

PGIM Target Date Funds 17

PGIM Target Date 2030 Fund

Your Fund’s Performance (continued)

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the PGIM Target Date 2030 Custom Benchmark, or the data included therein.

**The S&P Target Date 2030 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/24

Ten Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions Large-Cap Index Fund (Class R6)	Domestic Equity	26.0%

PGIM TIPS Fund (Class R6)	Fixed Income	18.0%

PGIM Total Return Bond Fund (Class R6)	Fixed Income	14.7%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Equity	9.6%

PGIM Core Conservative Bond Fund (Class R6)	Fixed Income	7.7%

PGIM Global Real Estate Fund (Class R6)	International Equity	6.0%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Fixed Income	5.8%

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	Domestic Equity	2.3%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Domestic Equity	2.3%

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	International Equity	1.0%

Holdings reflect only long-term investments and are subject to change.

18  Visit our website at pgim.com/investments

PGIM Target Date 2035 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24	Average Annual Total Returns as of 1/31/24
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	2.99	7.90	7.11	6.86 (12/13/2016)

Class R2	3.14	8.25	7.39	7.13 (12/13/2016)

Class R3	3.19	8.29	7.53	7.29 (12/13/2016)

Class R4	3.19	8.48	7.63	7.41 (12/13/2016)

Class R5	3.39	8.59	7.77	7.51 (12/13/2016)

Class R6	3.35	8.73	7.91	7.67 (12/13/2016)

PGIM Target Date 2035 Custom Benchmark

	3.40	9.25	8.32	8.36

S&P Target Date 2035 Index

	3.71	10.09	8.06	8.17

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

PGIM Target Date Funds 19

PGIM Target Date 2035 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

PGIM Target Date 2035 Custom Benchmark*—The PGIM Target Date 2035 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2035 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The PGIM Target Date 2035 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the PGIM Target Date 2035 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

20  Visit our website at pgim.com/investments

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the PGIM Target Date 2035 Custom Benchmark, or the data included therein.

**The S&P Target Date 2035 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/24

Ten Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions Large-Cap Index Fund (Class R6)	Domestic Equity	31.7%

PGIM Total Return Bond Fund (Class R6)	Fixed Income	12.5%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Equity	12.5%

PGIM TIPS Fund (Class R6)	Fixed Income	12.4%

PGIM Core Conservative Bond Fund (Class R6)	Fixed Income	5.9%

PGIM Global Real Estate Fund (Class R6)	International Equity	5.8%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Fixed Income	5.0%

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	Domestic Equity	3.5%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Domestic Equity	3.4%

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	International Equity	2.8%

Holdings reflect only long-term investments and are subject to change.

PGIM Target Date Funds 21

PGIM Target Date 2040 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24	Average Annual Total Returns as of 1/31/24
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	2.96	8.54	7.58	7.38 (12/13/2016)

Class R2	3.11	8.87	7.85	7.64 (12/13/2016)

Class R3	3.17	9.02	8.01	7.80 (12/13/2016)

Class R4	3.17	9.11	8.11	7.92 (12/13/2016)

Class R5	3.27	9.30	8.23	8.03 (12/13/2016)

Class R6	3.32	9.35	8.38	8.18 (12/13/2016)

PGIM Target Date 2040 Custom Benchmark

	3.44	10.22	8.86	8.94

S&P Target Date 2040 Index

	3.73	11.08	8.74	8.77

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

22  Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

PGIM Target Date 2040 Custom Benchmark*—The PGIM Target Date 2040 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2040 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The PGIM Target Date 2040 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the PGIM Target Date 2040 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

PGIM Target Date Funds 23

PGIM Target Date 2040 Fund

Your Fund’s Performance (continued)

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the PGIM Target Date 2040 Custom Benchmark, or the data included therein.

**The S&P Target Date 2040 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/24

Ten Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions Large-Cap Index Fund (Class R6)	Domestic Equity	34.7%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Equity	16.0%

PGIM Total Return Bond Fund (Class R6)	Fixed Income	9.9%

PGIM TIPS Fund (Class R6)	Fixed Income	8.5%

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	Domestic Equity	5.1%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Fixed Income	5.0%

PGIM Global Real Estate Fund (Class R6)	International Equity	5.0%

PGIM Core Conservative Bond Fund (Class R6)	Fixed Income	4.9%

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	International Equity	4.7%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Domestic Equity	4.5%

Holdings reflect only long-term investments and are subject to change.

24  Visit our website at pgim.com/investments

PGIM Target Date 2045 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24	Average Annual Total Returns as of 1/31/24
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	2.92	9.10	7.97	7.70 (12/13/2016)

Class R2	3.09	9.36	8.24	7.97 (12/13/2016)

Class R3	3.14	9.50	8.39	8.12 (12/13/2016)

Class R4	3.24	9.62	8.53	8.24 (12/13/2016)

Class R5	3.24	9.70	8.63	8.36 (12/13/2016)

Class R6	3.38	9.93	8.80	8.53 (12/13/2016)

PGIM Target Date 2045 Custom Benchmark

	3.49	10.95	9.27	9.31

S&P Target Date 2045 Index

	3.70	11.70	9.16	9.14

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

PGIM Target Date Funds 25

PGIM Target Date 2045 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

PGIM Target Date 2045 Custom Benchmark*—The PGIM Target Date 2045 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2045 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The PGIM Target Date 2045 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the PGIM Target Date 2045 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

26  Visit our website at pgim.com/investments

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the PGIM Target Date 2045 Custom Benchmark, or the data included therein.

**The S&P Target Date 2045 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/24

Ten Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions Large-Cap Index Fund (Class R6)	Domestic Equity	36.1%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Equity	18.7%

PGIM Total Return Bond Fund (Class R6)	Fixed Income	8.7%

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	International Equity	6.3%

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	Domestic Equity	6.2%

PGIM TIPS Fund (Class R6)	Fixed Income	5.3%

PGIM Global Real Estate Fund (Class R6)	International Equity	5.0%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Domestic Equity	4.9%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Fixed Income	4.8%

PGIM Core Conservative Bond Fund (Class R6)	Fixed Income	3.9%

Holdings reflect only long-term investments and are subject to change.

PGIM Target Date Funds 27

PGIM Target Date 2050 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24	Average Annual Total Returns as of 1/31/24
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	2.93	9.48	8.17	7.83 (12/13/2016)

Class R2	3.08	9.80	8.43	8.10 (12/13/2016)

Class R3	3.13	9.94	8.60	8.27 (12/13/2016)

Class R4	3.16	9.98	8.70	8.35 (12/13/2016)

Class R5	3.25	10.15	8.82	8.49 (12/13/2016)

Class R6	3.30	10.28	8.95	8.66 (12/13/2016)

PGIM Target Date 2050 Custom Benchmark

	3.54	11.62	9.51	9.59

S&P Target Date 2050 Index

	3.68	11.99	9.36	9.35

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

28  Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

PGIM Target Date 2050 Custom Benchmark*—The PGIM Target Date 2050 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2050 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The PGIM Target Date 2050 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the PGIM Target Date 2050 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

PGIM Target Date Funds 29

PGIM Target Date 2050 Fund

Your Fund’s Performance (continued)

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the PGIM Target Date 2050 Custom Benchmark, or the data included therein.

**The S&P Target Date 2050 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/24

Ten Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions Large-Cap Index Fund (Class R6)	Domestic Equity	37.4%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Equity	21.2%

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	Domestic Equity	8.0%

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	International Equity	7.8%

PGIM Total Return Bond Fund (Class R6)	Fixed Income	7.7%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Domestic Equity	5.2%

PGIM Global Real Estate Fund (Class R6)	International Equity	5.0%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Fixed Income	4.0%

PGIM TIPS Fund (Class R6)	Fixed Income	1.9%

PGIM Core Conservative Bond Fund (Class R6)	Fixed Income	1.8%

Holdings reflect only long-term investments and are subject to change.

30  Visit our website at pgim.com/investments

PGIM Target Date 2055 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24	Average Annual Total Returns as of 1/31/24

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	2.71	9.50	8.23	8.04 (12/13/2016)

Class R2	2.93	9.79	8.50	8.33 (12/13/2016)

Class R3	2.95	9.91	8.66	8.47 (12/13/2016)

Class R4	3.06	10.02	8.76	8.59 (12/13/2016)

Class R5	3.06	10.11	8.86	8.69 (12/13/2016)

Class R6	3.11	10.25	9.04	8.85 (12/13/2016)

PGIM Target Date 2055 Custom Benchmark

	3.45	11.78	9.61	9.72

S&P Target Date 2055 Index

	3.69	11.99	9.42	9.44

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

PGIM Target Date Funds 31

PGIM Target Date 2055 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

PGIM Target Date 2055 Custom Benchmark*—The PGIM Target Date 2055 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2055 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The PGIM Target Date 2055 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the PGIM Target Date 2055 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

32  Visit our website at pgim.com/investments

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the PGIM Target Date 2055 Custom Benchmark, or the data included therein.

**The S&P Target Date 2055 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/24

Ten Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions Large-Cap Index Fund (Class R6)	Domestic Equity	37.0%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Equity	22.9%

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	International Equity	8.8%

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	Domestic Equity	8.7%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Domestic Equity	5.8%

PGIM Total Return Bond Fund (Class R6)	Fixed Income	5.5%

PGIM Global Real Estate Fund (Class R6)	International Equity	5.0%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Fixed Income	4.0%

PGIM TIPS Fund (Class R6)	Fixed Income	1.2%

PGIM Core Conservative Bond Fund (Class R6)	Fixed Income	1.0%

Holdings reflect only long-term investments and are subject to change.

PGIM Target Date Funds 33

PGIM Target Date 2060 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24	Average Annual Total Returns as of 1/31/24

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	2.72	9.53	8.33	8.03 (12/13/2016)

Class R2	2.80	9.76	8.61	8.29 (12/13/2016)

Class R3	2.87	9.92	8.77	8.46 (12/13/2016)

Class R4	2.95	10.00	8.88	8.57 (12/13/2016)

Class R5	2.98	10.10	8.98	8.68 (12/13/2016)

Class R6	3.11	10.33	9.16	8.84 (12/13/2016)

PGIM Target Date 2060 Custom Benchmark

	3.39	11.84	9.71	9.80

S&P Target Date 2060 Index

	3.65	12.08	9.46	9.51

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

34  Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

PGIM Target Date 2060 Custom Benchmark*—The PGIM Target Date 2060 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2060 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The PGIM Target Date 2060 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the PGIM Target Date 2060 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

PGIM Target Date Funds 35

PGIM Target Date 2060 Fund

Your Fund’s Performance (continued)

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the PGIM Target Date 2060 Custom Benchmark, or the data included therein.

**The S&P Target Date 2060 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 20243 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/24

Top Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions Large-Cap Index Fund (Class R6)	Domestic Equity	36.3%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Equity	24.6%

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	International Equity	9.4%

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	Domestic Equity	8.9%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Domestic Equity	6.0%

PGIM Total Return Bond Fund (Class R6)	Fixed Income	5.7%

PGIM Global Real Estate Fund (Class R6)	International Equity	5.0%

PGIM Quant Solutions Commodity Strategies	Fixed Income	4.0%

Fund (Class R6)

Holdings reflect only long-term investments and are subject to change.

36  Visit our website at pgim.com/investments

PGIM Target Date 2065 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24	Average Annual Total Returns as of 1/31/24

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Since Inception (%)

Class R1	2.37	9.12	6.92 (12/16/2019)

Class R2	2.43	9.27	7.16 (12/16/2019)

Class R3	2.61	9.56	7.34 (12/16/2019)

Class R4	2.65	9.70	7.45 (12/16/2019)

Class R5	2.66	9.71	7.55 (12/16/2019)

Class R6	2.77	9.91	7.71 (12/16/2019)

PGIM Target Date 2065 Custom Benchmark

	3.30	11.85	7.87

S&P Target Date 2065+ Index

	3.74	12.25	7.80

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

PGIM Target Date Funds 37

PGIM Target Date 2065 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

PGIM Target Date 2065 Custom Benchmark*—The PGIM Target Date 2065 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2065+ Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The PGIM Target Date 2065 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the PGIM Target Date 2065 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

38  Visit our website at pgim.com/investments

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the PGIM Target Date 2065 Custom Benchmark, or the data included therein.

**The S&P Target Date 2065+ Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

1 Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2018.

FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” and “FTSE Russell®” are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. “TMX®” is a trade mark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/24

Top Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions Large-Cap Index Fund (Class R6)	Domestic Equity	36.5%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Equity	24.7%

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	International Equity	10.4%

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	Domestic Equity	9.2%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Domestic Equity	6.2%

PGIM Global Real Estate Fund (Class R6)	International Equity	5.0%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Fixed Income	4.0%

PGIM Total Return Bond Fund (Class R6)	Fixed Income	3.9%

PGIM Target Date Funds 39

PGIM Target Date 2065 Fund

Your Fund’s Performance (continued)

Holdings reflect only long-term investments and are subject to change.

40  Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Target Date Funds 41

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Target Date Income Fund		Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$1,025.40	1.13%	$5.75

	Hypothetical	$1,000.00	$1,019.46	1.13%	$5.74

Class R2	Actual	$1,000.00	$1,025.80	0.88%	$4.48

	Hypothetical	$1,000.00	$1,020.71	0.88%	$4.47

Class R3	Actual	$1,000.00	$1,027.70	0.73%	$3.72

	Hypothetical	$1,000.00	$1,021.47	0.73%	$3.71

Class R4	Actual	$1,000.00	$1,028.20	0.63%	$3.21

	Hypothetical	$1,000.00	$1,021.97	0.63%	$3.20

Class R5	Actual	$1,000.00	$1,028.80	0.53%	$2.70

	Hypothetical	$1,000.00	$1,022.47	0.53%	$2.69

Class R6	Actual	$1,000.00	$1,028.60	0.38%	$1.94

	Hypothetical	$1,000.00	$1,023.23	0.38%	$1.93

42 Visit our website at pgim.com/investments

PGIM Target Date 2015 Fund		Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$1,024.70	1.20%	$6.11

	Hypothetical	$1,000.00	$1,019.10	1.20%	$6.09

Class R2	Actual	$1,000.00	$1,026.20	0.95%	$4.84

	Hypothetical	$1,000.00	$1,020.36	0.95%	$4.82

Class R3	Actual	$1,000.00	$1,026.60	0.81%	$4.13

	Hypothetical	$1,000.00	$1,021.06	0.81%	$4.12

Class R4	Actual	$1,000.00	$1,027.60	0.71%	$3.62

	Hypothetical	$1,000.00	$1,021.57	0.71%	$3.61

Class R5	Actual	$1,000.00	$1,028.60	0.60%	$3.06

	Hypothetical	$1,000.00	$1,022.12	0.60%	$3.05

Class R6	Actual	$1,000.00	$1,029.90	0.45%	$2.30

	Hypothetical	$1,000.00	$1,022.87	0.45%	$2.29

				Annualized
				Expense
		Beginning	Ending	Ratio Based on	Expenses Paid
		Account Value	Account Value	the	During the

PGIM Target Date 2020 Fund		August 1, 2023	January 31, 2024	Six-Month Period	Six-Month Period*

Class R1	Actual	$1,000.00	$1,027.20	1.12%	$5.71

	Hypothetical	$1,000.00	$1,019.51	1.12%	$5.69

Class R2	Actual	$1,000.00	$1,027.70	0.87%	$4.43

	Hypothetical	$1,000.00	$1,020.76	0.87%	$4.42

Class R3	Actual	$1,000.00	$1,029.10	0.72%	$3.67

	Hypothetical	$1,000.00	$1,021.52	0.72%	$3.66

Class R4	Actual	$1,000.00	$1,029.10	0.62%	$3.16

	Hypothetical	$1,000.00	$1,022.02	0.62%	$3.15

Class R5	Actual	$1,000.00	$1,030.10	0.52%	$2.65

	Hypothetical	$1,000.00	$1,022.52	0.52%	$2.64

Class R6	Actual	$1,000.00	$1,030.70	0.37%	$1.89

	Hypothetical	$1,000.00	$1,023.28	0.37%	$1.88

PGIM Target Date Funds 43

Fees and Expenses (continued)

PGIM Target Date 2025 Fund		Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$1,027.60	1.12%	$5.71

	Hypothetical	$1,000.00	$1,019.51	1.12%	$5.69

Class R2	Actual	$1,000.00	$1,028.90	0.86%	$4.39

	Hypothetical	$1,000.00	$1,020.81	0.86%	$4.37

Class R3	Actual	$1,000.00	$1,030.40	0.71%	$3.62

	Hypothetical	$1,000.00	$1,021.57	0.71%	$3.61

Class R4	Actual	$1,000.00	$1,030.40	0.61%	$3.11

	Hypothetical	$1,000.00	$1,022.07	0.61%	$3.10

Class R5	Actual	$1,000.00	$1,031.30	0.51%	$2.60

	Hypothetical	$1,000.00	$1,022.57	0.51%	$2.59

Class R6	Actual	$1,000.00	$1,031.70	0.37%	$1.89

	Hypothetical	$1,000.00	$1,023.28	0.37%	$1.88

				Annualized
				Expense
		Beginning	Ending	Ratio Based on	Expenses Paid
		Account Value	Account Value	the	During the

PGIM Target Date 2030 Fund		August 1, 2023	January 31, 2024	Six-Month Period	Six-Month Period*

Class R1	Actual	$1,000.00	$1,028.60	1.11%	$5.66

	Hypothetical	$1,000.00	$1,019.56	1.11%	$5.63

Class R2	Actual	$1,000.00	$1,030.10	0.86%	$4.39

	Hypothetical	$1,000.00	$1,020.81	0.86%	$4.37

Class R3	Actual	$1,000.00	$1,031.80	0.66%	$3.37

	Hypothetical	$1,000.00	$1,021.82	0.66%	$3.35

Class R4	Actual	$1,000.00	$1,031.60	0.62%	$3.17

	Hypothetical	$1,000.00	$1,022.02	0.62%	$3.15

Class R5	Actual	$1,000.00	$1,031.60	0.51%	$2.60

	Hypothetical	$1,000.00	$1,022.57	0.51%	$2.59

Class R6	Actual	$1,000.00	$1,033.10	0.37%	$1.89

	Hypothetical	$1,000.00	$1,023.28	0.37%	$1.88

44 Visit our website at pgim.com/investments

PGIM Target Date 2035 Fund		Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$1,029.90	1.12%	$5.71

	Hypothetical	$1,000.00	$1,019.51	1.12%	$5.69

Class R2	Actual	$1,000.00	$1,031.40	0.86%	$4.39

	Hypothetical	$1,000.00	$1,020.81	0.86%	$4.37

Class R3	Actual	$1,000.00	$1,031.90	0.70%	$3.58

	Hypothetical	$1,000.00	$1,021.62	0.70%	$3.56

Class R4	Actual	$1,000.00	$1,031.90	0.62%	$3.17

	Hypothetical	$1,000.00	$1,022.02	0.62%	$3.15

Class R5	Actual	$1,000.00	$1,033.90	0.52%	$2.66

	Hypothetical	$1,000.00	$1,022.52	0.52%	$2.64

Class R6	Actual	$1,000.00	$1,033.50	0.37%	$1.89

	Hypothetical	$1,000.00	$1,023.28	0.37%	$1.88

				Annualized
				Expense
		Beginning	Ending	Ratio Based on	Expenses Paid
		Account Value	Account Value	the	During the

PGIM Target Date 2040 Fund		August 1, 2023	January 31, 2024	Six-Month Period	Six-Month Period*

Class R1	Actual	$1,000.00	$1,029.60	1.11%	$5.66

	Hypothetical	$1,000.00	$1,019.56	1.11%	$5.63

Class R2	Actual	$1,000.00	$1,031.10	0.86%	$4.39

	Hypothetical	$1,000.00	$1,020.81	0.86%	$4.37

Class R3	Actual	$1,000.00	$1,031.70	0.71%	$3.63

	Hypothetical	$1,000.00	$1,021.57	0.71%	$3.61

Class R4	Actual	$1,000.00	$1,031.70	0.61%	$3.12

	Hypothetical	$1,000.00	$1,022.07	0.61%	$3.10

Class R5	Actual	$1,000.00	$1,032.70	0.51%	$2.61

	Hypothetical	$1,000.00	$1,022.57	0.51%	$2.59

Class R6	Actual	$1,000.00	$1,033.20	0.37%	$1.89

	Hypothetical	$1,000.00	$1,023.28	0.37%	$1.88

PGIM Target Date Funds 45

Fees and Expenses (continued)

PGIM Target Date 2045 Fund		Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$1,029.20	1.12%	$5.71

	Hypothetical	$1,000.00	$1,019.51	1.12%	$5.69

Class R2	Actual	$1,000.00	$1,030.90	0.87%	$4.44

	Hypothetical	$1,000.00	$1,020.76	0.87%	$4.42

Class R3	Actual	$1,000.00	$1,031.40	0.71%	$3.63

	Hypothetical	$1,000.00	$1,021.57	0.71%	$3.61

Class R4	Actual	$1,000.00	$1,032.40	0.62%	$3.17

	Hypothetical	$1,000.00	$1,022.02	0.62%	$3.15

Class R5	Actual	$1,000.00	$1,032.40	0.52%	$2.66

	Hypothetical	$1,000.00	$1,022.52	0.52%	$2.64

Class R6	Actual	$1,000.00	$1,033.80	0.37%	$1.89

	Hypothetical	$1,000.00	$1,023.28	0.37%	$1.88

				Annualized
				Expense
		Beginning	Ending	Ratio Based on	Expenses Paid
		Account Value	Account Value	the	During the

PGIM Target Date 2050 Fund		August 1, 2023	January 31, 2024	Six-Month Period	Six-Month Period*

Class R1	Actual	$1,000.00	$1,029.30	1.12%	$5.71

	Hypothetical	$1,000.00	$1,019.51	1.12%	$5.69

Class R2	Actual	$1,000.00	$1,030.80	0.87%	$4.44

	Hypothetical	$1,000.00	$1,020.76	0.87%	$4.42

Class R3	Actual	$1,000.00	$1,031.30	0.72%	$3.68

	Hypothetical	$1,000.00	$1,021.52	0.72%	$3.66

Class R4	Actual	$1,000.00	$1,031.60	0.62%	$3.17

	Hypothetical	$1,000.00	$1,022.02	0.62%	$3.15

Class R5	Actual	$1,000.00	$1,032.50	0.52%	$2.66

	Hypothetical	$1,000.00	$1,022.52	0.52%	$2.64

Class R6	Actual	$1,000.00	$1,033.00	0.38%	$1.94

	Hypothetical	$1,000.00	$1,023.23	0.38%	$1.93

46 Visit our website at pgim.com/investments

PGIM Target Date 2055 Fund		Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$1,027.10	1.12%	$5.71

	Hypothetical	$1,000.00	$1,019.51	1.12%	$5.69

Class R2	Actual	$1,000.00	$1,029.30	0.87%	$4.44

	Hypothetical	$1,000.00	$1,020.76	0.87%	$4.42

Class R3	Actual	$1,000.00	$1,029.50	0.72%	$3.67

	Hypothetical	$1,000.00	$1,021.52	0.72%	$3.66

Class R4	Actual	$1,000.00	$1,030.60	0.62%	$3.16

	Hypothetical	$1,000.00	$1,022.02	0.62%	$3.15

Class R5	Actual	$1,000.00	$1,030.60	0.52%	$2.65

	Hypothetical	$1,000.00	$1,022.52	0.52%	$2.64

Class R6	Actual	$1,000.00	$1,031.10	0.38%	$1.94

	Hypothetical	$1,000.00	$1,023.23	0.38%	$1.93

				Annualized
				Expense
		Beginning	Ending	Ratio Based on	Expenses Paid
		Account Value	Account Value	the	During the

PGIM Target Date 2060 Fund		August 1, 2023	January 31, 2024	Six-Month Period	Six-Month Period*

Class R1	Actual	$1,000.00	$1,027.20	1.15%	$5.85

	Hypothetical	$1,000.00	$1,019.36	1.15%	$5.83

Class R2	Actual	$1,000.00	$1,028.00	0.90%	$4.58

	Hypothetical	$1,000.00	$1,020.62	0.90%	$4.57

Class R3	Actual	$1,000.00	$1,028.70	0.75%	$3.82

	Hypothetical	$1,000.00	$1,021.37	0.75%	$3.81

Class R4	Actual	$1,000.00	$1,029.50	0.65%	$3.31

	Hypothetical	$1,000.00	$1,021.87	0.65%	$3.30

Class R5	Actual	$1,000.00	$1,029.80	0.55%	$2.80

	Hypothetical	$1,000.00	$1,022.38	0.55%	$2.79

Class R6	Actual	$1,000.00	$1,031.10	0.41%	$2.09

	Hypothetical	$1,000.00	$1,023.08	0.41%	$2.08

PGIM Target Date Funds 47

Fees and Expenses (continued)

PGIM Target Date 2065 Fund		Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$1,023.70	1.68%	$8.56

	Hypothetical	$1,000.00	$1,016.67	1.68%	$8.53

Class R2	Actual	$1,000.00	$1,024.30	1.42%	$7.24

	Hypothetical	$1,000.00	$1,017.98	1.42%	$7.22

Class R3	Actual	$1,000.00	$1,026.10	1.26%	$6.43

	Hypothetical	$1,000.00	$1,018.79	1.26%	$6.41

Class R4	Actual	$1,000.00	$1,026.50	1.17%	$5.98

	Hypothetical	$1,000.00	$1,019.24	1.17%	$5.95

Class R5	Actual	$1,000.00	$1,026.60	1.07%	$5.47

	Hypothetical	$1,000.00	$1,019.74	1.07%	$5.45

Class R6	Actual	$1,000.00	$1,027.70	0.93%	$4.76

	Hypothetical	$1,000.00	$1,020.45	0.93%	$4.74

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2024, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

48 Visit our website at pgim.com/investments

PGIM Target Date Income Fund

Schedule of Investments (unaudited)

as of January 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 89.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 18.1%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	17,310	$227,802
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	81,655	3,057,160
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	23,374	228,827

		3,513,789

Fixed Income — 61.3%
PGIM Core Conservative Bond Fund (Class R6)	360,605	3,122,838
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	175,801	1,162,042
PGIM TIPS Fund (Class R6)	528,744	4,494,320
PGIM Total Return Bond Fund (Class R6)	259,486	3,124,213

		11,903,413

International Equity — 10.5%
PGIM Global Real Estate Fund (Class R6)	62,907	1,158,114
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	66,633	888,882

		2,046,996

TOTAL LONG-TERM INVESTMENTS
(cost $18,024,125)		17,464,198

SHORT-TERM INVESTMENT 10.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $1,938,407)	1,938,407	1,938,407

TOTAL INVESTMENTS 99.9%
(cost $19,962,532)(wa)		19,402,605
Other assets in excess of liabilities 0.1%		20,006

NET ASSETS 100.0%		$19,422,611

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

See Notes to Financial Statements.

PGIM Target Date Funds 49

PGIM Target Date Income Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$3,513,789	$—	$—
Fixed Income	11,903,413	—	—
International Equity	2,046,996	—	—
Short-Term Investment
Affiliated Mutual Fund	1,938,407	—	—

Total	$19,402,605	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2024 were as follows:

Fixed Income	61.3%
Domestic Equity	18.1

International Equity	10.5%
Short Term	10.0

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

PGIM Target Date Income Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2024

Assets

Affiliated investments (cost $19,962,532)	$19,402,605
Receivable for investments sold	120,555
Due from Manager	15,857
Receivable for Fund shares sold	1,391
Prepaid expenses	7,785

Total Assets	19,548,193

Liabilities

Payable for investments purchased	98,425
Custodian and accounting fees payable	12,662
Audit fee payable	9,166
Accrued expenses and other liabilities	2,627
Payable for Fund shares purchased	1,572
Trustees’ fees payable	775
Affiliated transfer agent fee payable	326
Distribution fee payable	29

Total Liabilities	125,582

Net Assets	$19,422,611

Net assets were comprised of:
Shares of beneficial interest, at par	$1,948
Paid-in capital in excess of par	20,950,165
Total distributable earnings (loss)	(1,529,502)

Net assets, January 31, 2024	$19,422,611

See Notes to Financial Statements.

PGIM Target Date Funds 51

PGIM Target Date Income Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2024

Class R1

Net asset value, offering price and redemption price per share, ($26,771 ÷ 2,688 shares of beneficial interest issued and outstanding)	$9.96

Class R2

Net asset value, offering price and redemption price per share, ($29,522 ÷ 2,966 shares of beneficial interest issued and outstanding)	$9.95

Class R3

Net asset value, offering price and redemption price per share, ($178,756 ÷ 17,947 shares of beneficial interest issued and outstanding)	$9.96

Class R4

Net asset value, offering price and redemption price per share, ($26,909 ÷ 2,701 shares of beneficial interest issued and outstanding)	$9.96

Class R5

Net asset value, offering price and redemption price per share, ($929,686 ÷ 93,358 shares of beneficial interest issued and outstanding)	$9.96

Class R6

Net asset value, offering price and redemption price per share, ($18,230,967 ÷ 1,827,847 shares of beneficial interest issued and outstanding)	$9.97

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date Income Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)
Affiliated dividend income	$420,571

Expenses
Management fee	1,581
Distribution fee(a)	190
Shareholder servicing fees(a)	6
Custodian and accounting fees	29,006
Professional fees	17,722
Audit fee	9,167
Registration fees(a)	8,884
Shareholders’ reports	5,589
Fund data services	5,273
Trustees’ fees	4,978
Transfer agent’s fees and expenses (including affiliated expense of $943)(a)	2,063
Miscellaneous	3,042

Total expenses	87,501
Less: Fee waiver and/or expense reimbursement(a)	(87,354)

Net expenses	147

Net investment income (loss)	420,424

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	476,027
Net capital gain distributions received	117,010

593,037

Net change in unrealized appreciation (depreciation) on investments	(389,441)

Net gain (loss) on investment transactions	203,596

Net Increase (Decrease) In Net Assets Resulting From Operations	$624,020

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	65	40	85	—	—	—
Shareholder servicing fees	—	—	6	—	—	—
Registration fees	1,431	1,532	1,431	1,432	1,432	1,626
Transfer agent’s fees and expenses	52	227	27	32	723	1,002
Fee waiver and/or expense reimbursement	(1,542)	(1,832)	(1,858)	(1,523)	(4,721)	(75,878)

See Notes to Financial Statements.

PGIM Target Date Funds 53

PGIM Target Date Income Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$420,424	$1,047,058
Net realized gain (loss) on investment transactions	476,027	(442,843)
Net capital gain distributions received	117,010	169,897
Net change in unrealized appreciation (depreciation) on investments	(389,441)	(777,325)

Net increase (decrease) in net assets resulting from operations	624,020	(3,213)

Dividends and Distributions
Distributions from distributable earnings
Class R1	(553)	(1,612)
Class R2	(678)	(2,260)
Class R3	(4,040)	(10,642)
Class R4	(626)	(1,752)
Class R5	(22,363)	(63,374)
Class R6	(530,810)	(1,548,705)

	(559,070)	(1,628,345)

Fund share transactions
Net proceeds from shares sold	641,656	1,458,642
Net asset value of shares issued in reinvestment of dividends and distributions	559,070	1,628,345
Cost of shares purchased	(4,336,036)	(3,389,880)

Net increase (decrease) in net assets from Fund share transactions	(3,135,310)	(302,893)

Total increase (decrease)	(3,070,360)	(1,934,451)

Net Assets:
Beginning of period	22,492,971	24,427,422

End of period	$19,422,611	$22,492,971

See Notes to Financial Statements.

PGIM Target Date Income Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.92		$10.64	$12.13	$10.94	$10.73	$10.59
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.38	0.47	0.15	0.09	0.20
Net realized and unrealized gain (loss) on investment transactions	0.10		(0.45)	(1.08)	1.23	0.50	0.25
Total from investment operations	0.25		(0.07)	(0.61)	1.38	0.59	0.45
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.40)	(0.68)	(0.13)	(0.21)	(0.24)
Distributions from net realized gains	(0.03)		(0.25)	(0.20)	(0.06)	(0.17)	(0.07)
Total dividends and distributions	(0.21)		(0.65)	(0.88)	(0.19)	(0.38)	(0.31)
Net asset value, end of period	$9.96		$9.92	$10.64	$12.13	$10.94	$10.73
Total Return(b):	2.54%		(0.34)%	(5.43)%	12.70%	5.57%	4.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27		$26	$26	$27	$24	$11
Average net assets (000)	$26		$25	$27	$25	$18	$11
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.74	%(d)	0.76%	0.76%	0.75%	0.74%	0.74%
Expenses before waivers and/or expense reimbursement	12.68	%(d)	12.92%	15.10%	28.84%	77.98%	108.50%
Net investment income (loss)	3.08	%(d)	3.88%	4.09%	1.33%	0.89%	1.92%
Portfolio turnover rate(e)	29%		25%	62%	45%	65%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 55

PGIM Target Date Income Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.92		$10.64	$12.13	$10.94	$10.73	$10.59
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.40	0.58	0.18	0.20	0.22
Net realized and unrealized gain (loss) on investment transactions	0.08		(0.44)	(1.16)	1.23	0.42	0.26
Total from investment operations	0.25		(0.04)	(0.58)	1.41	0.62	0.48
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.43)	(0.71)	(0.16)	(0.24)	(0.27)
Distributions from net realized gains	(0.03)		(0.25)	(0.20)	(0.06)	(0.17)	(0.07)
Total dividends and distributions	(0.22)		(0.68)	(0.91)	(0.22)	(0.41)	(0.34)
Net asset value, end of period	$9.95		$9.92	$10.64	$12.13	$10.94	$10.73
Total Return(b):	2.58%		(0.08)%	(5.20)%	12.98%	5.88%	4.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30		$33	$48	$2,123	$1,846	$1,345
Average net assets (000)	$32		$37	$1,373	$2,453	$1,435	$1,036
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.49	%(d)	0.51%	0.51%	0.50%	0.49%	0.49%
Expenses before waivers and/or expense reimbursement	11.95	%(d)	10.74%	1.28%	1.37%	3.26%	3.89%
Net investment income (loss)	3.40	%(d)	4.07%	4.96%	1.58%	1.90%	2.13%
Portfolio turnover rate(e)	29%		25%	62%	45%	65%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.92		$10.65	$12.14	$10.94	$10.74	$10.60
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.42	0.47	0.19	0.22	0.24
Net realized and unrealized gain (loss) on investment transactions	0.10		(0.46)	(1.03)	1.24	0.40	0.25
Total from investment operations	0.27		(0.04)	(0.56)	1.43	0.62	0.49
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.44)	(0.73)	(0.17)	(0.25)	(0.28)
Distributions from net realized gains	(0.03)		(0.25)	(0.20)	(0.06)	(0.17)	(0.07)
Total dividends and distributions	(0.23)		(0.69)	(0.93)	(0.23)	(0.42)	(0.35)
Net asset value, end of period	$9.96		$9.92	$10.65	$12.14	$10.94	$10.74
Total Return(b):	2.77%		(0.03)%	(5.03)%	13.24%	5.95%	4.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$179		$169	$160	$1,623	$1,645	$1,597
Average net assets (000)	$170		$157	$196	$1,634	$1,557	$1,377
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.34	%(d)	0.36%	0.36%	0.35%	0.34%	0.34%
Expenses before waivers and/or expense reimbursement	2.52	%(d)	2.62%	2.49%	1.36%	3.02%	3.50%
Net investment income (loss)	3.49	%(d)	4.26%	4.19%	1.70%	2.09%	2.31%
Portfolio turnover rate(e)	29%		25%	62%	45%	65%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 57

PGIM Target Date Income Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.92		$10.65	$12.14	$10.94	$10.74	$10.60
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.43	0.52	0.21	0.15	0.25
Net realized and unrealized gain (loss) on investment transactions	0.10		(0.46)	(1.07)	1.23	0.49	0.25
Total from investment operations	0.28		(0.03)	(0.55)	1.44	0.64	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.45)	(0.74)	(0.18)	(0.27)	(0.29)
Distributions from net realized gains	(0.03)		(0.25)	(0.20)	(0.06)	(0.17)	(0.07)
Total dividends and distributions	(0.24)		(0.70)	(0.94)	(0.24)	(0.44)	(0.36)
Net asset value, end of period	$9.96		$9.92	$10.65	$12.14	$10.94	$10.74
Total Return(b):	2.82%		0.07%	(4.94)%	13.34%	5.98%	5.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27		$26	$26	$28	$24	$12
Average net assets (000)	$26		$25	$27	$26	$18	$14
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.24	%(d)	0.26%	0.26%	0.25%	0.25%	0.24%
Expenses before waivers and/or expense reimbursement	11.95	%(d)	12.18%	14.28%	26.37%	76.14%	84.52%
Net investment income (loss)	3.58	%(d)	4.38%	4.59%	1.83%	1.44%	2.36%
Portfolio turnover rate(e)	29%		25%	62%	45%	65%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.92		$10.64	$12.14	$10.94	$10.74	$10.60
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.44	0.53	0.22	0.02	0.29
Net realized and unrealized gain (loss) on investment transactions	0.10		(0.45)	(1.08)	1.24	0.63	0.22
Total from investment operations	0.28		(0.01)	(0.55)	1.46	0.65	0.51
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.46)	(0.75)	(0.20)	(0.28)	(0.30)
Distributions from net realized gains	(0.03)		(0.25)	(0.20)	(0.06)	(0.17)	(0.07)
Total dividends and distributions	(0.24)		(0.71)	(0.95)	(0.26)	(0.45)	(0.37)
Net asset value, end of period	$9.96		$9.92	$10.64	$12.14	$10.94	$10.74
Total Return(b):	2.88%		0.27%	(4.93)%	13.46%	6.18%	5.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$930		$933	$931	$965	$914	$65
Average net assets (000)	$912		$899	$944	$909	$534	$51
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.14	%(d)	0.16%	0.16%	0.15%	0.15%	0.14%
Expenses before waivers and/or expense reimbursement	1.17	%(d)	1.18%	1.05%	1.47%	4.36%	24.81%
Net investment income (loss)	3.68	%(d)	4.48%	4.67%	1.94%	0.15%	2.75%
Portfolio turnover rate(e)	29%		25%	62%	45%	65%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 59

PGIM Target Date Income Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021		2020		2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.94		$10.66		$12.16	$10.96		$10.76		$10.61
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.46	(b)	0.55	0.24		0.21		0.29
Net realized and unrealized gain (loss) on investment transactions	0.09		(0.45	)(c)	(1.08)	1.23		0.46		0.25
Total from investment operations	0.28		0.01		(0.53)	1.47		0.67		0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.48)		(0.77)	(0.21)		(0.30)		(0.32)
Distributions from net realized gains	(0.03)		(0.25)		(0.20)	(0.06)		(0.17)		(0.07)
Total dividends and distributions	(0.25)		(0.73)		(0.97)	(0.27)		(0.47)		(0.39)
Net asset value, end of period	$9.97		$9.94		$10.66	$12.16		$10.96		$10.76
Total Return(d):	2.86%		0.43%		(4.78)%	13.59%		6.36%		5.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,231		$21,305		$23,236	$24,185		$16,871		$6,939
Average net assets (000)	$20,590		$21,430		$25,990	$22,559		$9,392		$6,203
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement(f)	0.00	%(g)	0.01%		0.00%	0.00%		0.00%		0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.01	)%(g)	0.01%		0.01%	(0.00	)%(h)	(0.00	)%(h)	(0.01)%
Expenses before waivers and/or expense reimbursement	0.72	%(g)	0.71%		0.52%	0.61%		1.92%		2.41%
Net investment income (loss)	3.86	%(g)	4.65%		4.82%	2.10%		1.95%		2.80%
Portfolio turnover rate(i)	29%		25%		62%	45%		65%		38%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

See Notes to Financial Statements.

PGIM Target Date Income Fund

Financial Highlights (unaudited) (continued)

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)	Annualized.
(h)	Amount rounds to zero.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 61

PGIM Target Date 2015 Fund

Schedule of Investments (unaudited)

as of January 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 90.1%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 18.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	9,011	$118,589
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	42,682	1,598,026
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	12,162	119,070

		1,835,685

Fixed Income — 60.5%
PGIM Core Conservative Bond Fund (Class R6)	174,671	1,512,651
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	88,474	584,816
PGIM TIPS Fund (Class R6)	263,787	2,242,187
PGIM Total Return Bond Fund (Class R6)	130,590	1,572,304

		5,911,958

International Equity — 10.8%
PGIM Global Real Estate Fund (Class R6)	31,665	582,955
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	35,724	476,555

		1,059,510

TOTAL LONG-TERM INVESTMENTS (cost $9,057,515)		8,807,153

SHORT-TERM INVESTMENT 10.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $972,350)	972,350	972,350

TOTAL INVESTMENTS 100.1% (cost $10,029,865)(wa)		9,779,503
Liabilities in excess of other assets (0.1)%		(6,373)

NET ASSETS 100.0%		$9,773,130

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

See Notes to Financial Statements.

PGIM Target Date 2015 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$1,835,685	$—	$—
Fixed Income	5,911,958	—	—
International Equity	1,059,510	—	—
Short-Term Investment
Affiliated Mutual Fund	972,350	—	—

Total	$9,779,503	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2024 were as follows:

Fixed Income	60.5%
Domestic Equity	18.8

International Equity	10.8%
Short Term	10.0

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

PGIM Target Date Funds 63

PGIM Target Date 2015 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2024

Assets
Affiliated investments (cost $10,029,865)	$9,779,503
Receivable for investments sold	52,302
Due from Manager	12,839
Receivable for Fund shares sold	1,731
Prepaid expenses	7,884

Total Assets	9,854,259

Liabilities
Payable for investments purchased	55,899
Custodian and accounting fees payable	12,636
Audit fee payable	9,167
Accrued expenses and other liabilities	2,377
Trustees’ fees payable	788
Affiliated transfer agent fee payable	242
Distribution fee payable	20

Total Liabilities	81,129

Net Assets	$9,773,130

Net assets were comprised of:
Shares of beneficial interest, at par	$972
Paid-in capital in excess of par	10,344,882
Total distributable earnings (loss)	(572,724)

Net assets, January 31, 2024	$9,773,130

See Notes to Financial Statements.

PGIM Target Date 2015 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2024

Class R1

Net asset value, offering price and redemption price per share, ($13,341 ÷ 1,328 shares of beneficial interest issued and outstanding)	$10.04

Class R2

Net asset value, offering price and redemption price per share, ($55,871 ÷ 5,557 shares of beneficial interest issued and outstanding)	$10.05

Class R3

Net asset value, offering price and redemption price per share, ($13,726 ÷ 1,365 shares of beneficial interest issued and outstanding)	$10.05

Class R4

Net asset value, offering price and redemption price per share, ($13,813 ÷ 1,375 shares of beneficial interest issued and outstanding)	$10.04

Class R5

Net asset value, offering price and redemption price per share, ($221,020 ÷ 21,968 shares of beneficial interest issued and outstanding)	$10.06

Class R6

Net asset value, offering price and redemption price per share, ($9,455,359 ÷ 940,254 shares of beneficial interest issued and outstanding)	$10.06

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date Funds 65

PGIM Target Date 2015 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$182,310

Expenses
Management fee	683
Distribution fee(a)	107
Custodian and accounting fees	28,959
Professional fees	17,687
Audit fee	9,167
Registration fees(a)	8,584
Shareholders’ reports	6,005
Fund data services	5,273
Trustees’ fees	4,867
Transfer agent’s fees and expenses (including affiliated expense of $664)(a)	1,139
Miscellaneous	3,028

Total expenses	85,499

Less: Fee waiver and/or expense reimbursement(a)	(80,051)

Net expenses	5,448

Net investment income (loss)	176,862

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	524,956
Net capital gain distributions received	54,434

579,390

Net change in unrealized appreciation (depreciation) on investments	(478,437)

Net gain (loss) on investment transactions	100,953

Net Increase (Decrease) In Net Assets Resulting From Operations	$277,815

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	32	68	7	—	—	—
Registration fees	1,430	1,431	1,431	1,431	1,431	1,430
Transfer agent’s fees and expenses	32	145	32	32	202	696
Fee waiver and/or expense reimbursement	(1,541)	(1,905)	(1,544)	(1,543)	(2,906)	(70,612)

See Notes to Financial Statements.

PGIM Target Date 2015 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$176,862	$495,930
Net realized gain (loss) on investment transactions	524,956	(94,632)
Net capital gain distributions received	54,434	94,747
Net change in unrealized appreciation (depreciation) on investments	(478,437)	(482,812)

Net increase (decrease) in net assets resulting from operations	277,815	13,233

Dividends and Distributions
Distributions from distributable earnings
Class R1	(322)	(856)
Class R2	(1,479)	(3,495)
Class R3	(382)	(926)
Class R4	(397)	(944)
Class R5	(6,178)	(12,979)
Class R6	(296,655)	(815,992)

	(305,413)	(835,192)

Fund share transactions
Net proceeds from shares sold	99,907	99,864
Net asset value of shares issued in reinvestment of dividends and distributions	305,413	835,192
Cost of shares purchased	(409,579)	(2,150,538)

Net increase (decrease) in net assets from Fund share transactions	(4,259)	(1,215,482)

Total increase (decrease)	(31,857)	(2,037,441)

Net Assets:

Beginning of period	9,804,987	11,842,428

End of period	$9,773,130	$9,804,987

See Notes to Financial Statements.

PGIM Target Date Funds 67

PGIM Target Date 2015 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.04		$10.80		$12.43	$11.08	$10.91	$10.86
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.38	(b)	0.47	0.15	0.16	0.19
Net realized and unrealized gain (loss) on investment transactions	0.10		(0.43	)(c)	(1.05)	1.41	0.42	0.23
Total from investment operations	0.25		(0.05)		(0.58)	1.56	0.58	0.42
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.46)		(0.67)	(0.11)	(0.22)	(0.23)
Distributions from net realized gains	-		(0.25)		(0.38)	(0.10)	(0.19)	(0.14)
Total dividends and distributions	(0.25)		(0.71)		(1.05)	(0.21)	(0.41)	(0.37)
Net asset value, end of period	$10.04		$10.04		$10.80	$12.43	$11.08	$10.91
Total Return(d):	2.47%		(0.06)%		(5.31)%	14.32%	5.35%	4.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$13		$13	$14	$12	$11
Average net assets (000)	$13		$13		$13	$13	$12	$11
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.85	%(f)(g)	0.77	%(g)	0.76%	0.75%	0.74%	0.73%
Expenses before waivers and/or expense reimbursement	24.72	%(f)	25.08%		28.64%	52.16%	114.82%	106.63%
Net investment income (loss)	2.95	%(f)	3.83%		4.05%	1.29%	1.53%	1.83%
Portfolio turnover rate(h)	29%		23%		43%	58%	75%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

Includes certain non-recurring expenses of 0.05% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended January 31, 2024 and for the year ended July 31, 2023, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2015 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.06		$10.82		$12.46	$11.10	$10.92	$10.88
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.40	(b)	0.50	0.18	0.20	0.21
Net realized and unrealized gain (loss) on investment transactions	0.10		(0.42	)(c)	(1.05)	1.42	0.41	0.22
Total from investment operations	0.26		(0.02)		(0.55)	1.60	0.61	0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.49)		(0.71)	(0.14)	(0.24)	(0.25)
Distributions from net realized gains	-		(0.25)		(0.38)	(0.10)	(0.19)	(0.14)
Total dividends and distributions	(0.27)		(0.74)		(1.09)	(0.24)	(0.43)	(0.39)
Net asset value, end of period	$10.05		$10.06		$10.82	$12.46	$11.10	$10.92
Total Return(d):	2.62%		0.21%		(5.05)%	14.57%	5.62%	4.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$56		$54		$51	$50	$42	$12
Average net assets (000)	$54		$50		$51	$46	$37	$13
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.61	%(f)(g)	0.52	%(g)	0.51%	0.50%	0.49%	0.48%
Expenses before waivers and/or expense reimbursement	7.69	%(f)	7.86%		8.87%	15.87%	37.60%	92.94%
Net investment income (loss)	3.19	%(f)	4.05%		4.28%	1.54%	1.85%	1.94%
Portfolio turnover rate(h)	29%		23%		43%	58%	75%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

Includes certain non-recurring expenses of 0.05% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended January 31, 2024 and for the year ended July 31, 2023, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 69

PGIM Target Date 2015 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.07		$10.83		$12.47	$11.11	$10.93	$10.89
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.42	(b)	0.52	0.20	0.21	0.24
Net realized and unrealized gain (loss) on investment transactions	0.10		(0.43	)(c)	(1.06)	1.41	0.42	0.21
Total from investment operations	0.27		(0.01)		(0.54)	1.61	0.63	0.45
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.50)		(0.72)	(0.15)	(0.26)	(0.27)
Distributions from net realized gains	-		(0.25)		(0.38)	(0.10)	(0.19)	(0.14)
Total dividends and distributions	(0.29)		(0.75)		(1.10)	(0.25)	(0.45)	(0.41)
Net asset value, end of period	$10.05		$10.07		$10.83	$12.47	$11.11	$10.93
Total Return(d):	2.66%		0.38%		(4.91)%	14.71%	5.84%	4.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$13		$13	$14	$12	$12
Average net assets (000)	$13		$13		$14	$13	$12	$11
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.46	%(f)(g)	0.37	%(g)	0.36%	0.35%	0.34%	0.33%
Expenses before waivers and/or expense reimbursement	23.73	%(f)	24.13%		27.69%	50.95%	113.01%	105.36%
Net investment income (loss)	3.34	%(f)	4.22%		4.45%	1.69%	1.93%	2.23%
Portfolio turnover rate(h)	29%		23%		43%	58%	75%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

Includes certain non-recurring expenses of 0.06% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended January 31, 2024 and for the year ended July 31, 2023, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2015 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.06		$10.82		$12.46	$11.11	$10.93	$10.88
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.43		0.53	0.21	0.22	0.30
Net realized and unrealized gain (loss) on investment transactions	0.11		(0.43)		(1.05)	1.41	0.42	0.17
Total from investment operations	0.28		-	(b)	(0.52)	1.62	0.64	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.51)		(0.74)	(0.17)	(0.27)	(0.28)
Distributions from net realized gains	-		(0.25)		(0.38)	(0.10)	(0.19)	(0.14)
Total dividends and distributions	(0.30)		(0.76)		(1.12)	(0.27)	(0.46)	(0.42)
Net asset value, end of period	$10.04		$10.06		$10.82	$12.46	$11.11	$10.93
Total Return(c):	2.76%		0.48%		(4.90)%	14.82%	5.97%	4.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$13		$13	$14	$12	$12
Average net assets (000)	$13		$13		$14	$13	$12	$44
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.36	%(e)(f)	0.27	%(f)	0.26%	0.25%	0.24%	0.23%
Expenses before waivers and/or expense reimbursement	23.49	%(e)	23.90%		27.47%	50.67%	112.64%	28.32%
Net investment income (loss)	3.44	%(e)	4.32%		4.55%	1.79%	2.03%	2.82%
Portfolio turnover rate(g)	29%		23%		43%	58%	75%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

Includes certain non-recurring expenses of 0.06% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended January 31, 2024 and for the year ended July 31, 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 71

PGIM Target Date 2015 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$10.08		$10.85		$12.49	$11.13	$10.95	$10.90
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.44		0.51	0.22	0.01	0.26
Net realized and unrealized gain (loss) on investment transactions	0.11		(0.44)		(1.02)	1.42	0.64	0.22
Total from investment operations	0.29		-	(b)	(0.51)	1.64	0.65	0.48
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.52)		(0.75)	(0.18)	(0.28)	(0.29)
Distributions from net realized gains	-		(0.25)		(0.38)	(0.10)	(0.19)	(0.14)
Total dividends and distributions	(0.31)		(0.77)		(1.13)	(0.28)	(0.47)	(0.43)
Net asset value, end of period	$10.06		$10.08		$10.85	$12.49	$11.13	$10.95
Total Return(c) :	2.86%		0.50%		(4.70)%	14.91%	6.03%	4.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$221		$180		$175	$133	$256	$40
Average net assets (000)	$192		$179		$166	$199	$142	$28
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	0.26	%(e)(f)	0.17	%(f)	0.16%	0.15%	0.14%	0.13%
Expenses before waivers and/or expense reimbursement	3.27	%(e)	3.28%		3.36%	4.45%	10.96%	43.44%
Net investment income (loss)	3.54	%(e)	4.39%		4.45%	1.90%	0.11%	2.44%
Portfolio turnover rate(g)	29%		23%		43%	58%	75%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

Includes certain non-recurring expenses of 0.05% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended January 31, 2024 and for the year ended July 31, 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2015 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021		2020	2019
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$10.08		$10.85		$12.49	$11.13		$10.95	$10.90
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.46		0.56	0.24		0.24	0.28
Net realized and unrealized gain (loss) on investment transactions	0.12		(0.44)		(1.05)	1.41		0.43	0.22
Total from investment operations	0.30		0.02		(0.49)	1.65		0.67	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.54)		(0.77)	(0.19)		(0.30)	(0.31)
Distributions from net realized gains	-		(0.25)		(0.38)	(0.10)		(0.19)	(0.14)
Total dividends and distributions	(0.32)		(0.79)		(1.15)	(0.29)		(0.49)	(0.45)
Net asset value, end of period	$10.06		$10.08		$10.85	$12.49		$11.13	$10.95
Total Return(b) :	2.99%		0.66%		(4.57)%	15.07%		6.19%	4.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,455		$9,531		$11,577	$14,970		$12,049	$11,081
Average net assets (000)	$9,258		$10,443		$13,808	$15,418		$12,078	$9,955
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement(d)	0.11	%(e)(f)	0.02	%(f)	0.00%	0.00%		0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.11	%(e)(f)	0.02	%(f)	0.01%	(0.00	)%(g)	(0.01)%	(0.02)%
Expenses before waivers and/or expense reimbursement	1.63	%(e)	1.47%		1.02%	1.00%		1.72%	2.04%
Net investment income (loss)	3.69	%(e)	4.64%		4.80%	2.05%		2.23%	2.58%
Portfolio turnover rate(h)	29%		23%		43%	58%		75%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(e)	Annualized.
(f)

Includes certain non-recurring expenses of 0.05% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended January 31, 2024 and for the year ended July 31, 2023, respectively.

(g)	Amount rounds to zero.

See Notes to Financial Statements.

PGIM Target Date Funds 73

PGIM Target Date 2015 Fund

Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund

Schedule of Investments (unaudited)

as of January 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 91.1%

AFFILIATED MUTUAL FUNDS

Domestic Equity — 22.3%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	38,189	$502,565
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	182,114	6,818,360
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	51,565	504,821

		7,825,746

Fixed Income — 56.5%
PGIM Core Conservative Bond Fund (Class R6)	523,068	4,529,772
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	318,761	2,107,008
PGIM TIPS Fund (Class R6)	900,341	7,652,896
PGIM Total Return Bond Fund (Class R6)	464,609	5,593,895

		19,883,571

International Equity — 12.3%
PGIM Global Real Estate Fund (Class R6)	114,063	2,099,899
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	168,096	2,242,398

		4,342,297

TOTAL LONG-TERM INVESTMENTS
(cost $32,312,572)		32,051,614

SHORT-TERM INVESTMENT 8.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $3,086,693)	3,086,693	3,086,693

TOTAL INVESTMENTS 99.9%
(cost $35,399,265)(wa)		35,138,307
Other assets in excess of liabilities 0.1%		41,514

NET ASSETS 100.0%		$35,179,821

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

See Notes to Financial Statements.

PGIM Target Date Funds 75

PGIM Target Date 2020 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$7,825,746	$—	$—
Fixed Income	19,883,571	—	—
International Equity	4,342,297	—	—
Short-Term Investment
Affiliated Mutual Fund	3,086,693	—	—

Total	$35,138,307	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2024 were as follows:

Fixed Income	56.5%
Domestic Equity	22.3

International Equity	12.3%
Short Term	8.8

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

PGIM Target Date 2020 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2024

Assets

Affiliated investments (cost $35,399,265)	$35,138,307
Receivable for investments sold	243,016
Due from Manager	18,042
Receivable for Fund shares sold	8,575
Prepaid expenses	866

Total Assets	35,408,806

Liabilities

Payable for investments purchased	209,335
Custodian and accounting fees payable	12,712
Accrued expenses and other liabilities	5,079
Trustees’ fees payable	756
Payable for Fund shares purchased	728
Affiliated transfer agent fee payable	275
Distribution fee payable	100

Total Liabilities	228,985

Net Assets	$35,179,821

Net assets were comprised of:
Shares of beneficial interest, at par	$3,429
Paid-in capital in excess of par	36,481,053
Total distributable earnings (loss)	(1,304,661)

Net assets, January 31, 2024	$35,179,821

See Notes to Financial Statements.

PGIM Target Date Funds 77

PGIM Target Date 2020 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2024

Class R1

Net asset value, offering price and redemption price per share, ($13,793 ÷ 1,342 shares of beneficial interest issued and outstanding)	$10.28

Class R2

Net asset value, offering price and redemption price per share, ($74,320 ÷ 7,228 shares of beneficial interest issued and outstanding)	$10.28

Class R3

Net asset value, offering price and redemption price per share, ($922,000 ÷ 89,543 shares of beneficial interest issued and outstanding)	$10.30

Class R4

Net asset value, offering price and redemption price per share, ($15,322 ÷ 1,487 shares of beneficial interest issued and outstanding)	$10.30

Class R5

Net asset value, offering price and redemption price per share, ($2,814,515 ÷ 273,217 shares of beneficial interest issued and outstanding)	$10.30

Class R6

Net asset value, offering price and redemption price per share, ($31,339,871 ÷ 3,055,883 shares of beneficial interest issued and outstanding)	$10.26

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$739,832

Expenses
Management fee	2,865
Distribution fee(a)	601
Shareholder servicing fees(a)	34
Custodian and accounting fees	29,125
Professional fees	17,607
Registration fees(a)	9,463
Audit fee	9,167
Shareholders’ reports	5,860
Fund data services	5,273
Trustees’ fees	5,056
Transfer agent’s fees and expenses (including affiliated expense of $789)(a)	3,258
Miscellaneous	3,124

Total expenses	91,433
Less: Fee waiver and/or expense reimbursement(a)	(90,664)

Net expenses	769

Net investment income (loss)	739,063

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	2,206,146
Net capital gain distributions received	260,466

2,466,612

Net change in unrealized appreciation (depreciation) on investments	(1,998,993)

Net gain (loss) on investment transactions	467,619

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,206,682

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	33	81	487	—	—	—
Shareholder servicing fees	—	—	34	—	—	—
Registration fees	1,460	2,063	1,460	1,460	1,460	1,560
Transfer agent’s fees and expenses	40	133	69	32	2,106	878
Fee waiver and/or expense reimbursement	(1,511)	(2,249)	(2,347)	(1,503)	(7,289)	(75,765)

See Notes to Financial Statements.

PGIM Target Date Funds 79

PGIM Target Date 2020 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$739,063	$1,971,451
Net realized gain (loss) on investment transactions	2,206,146	(435,601)
Net capital gain distributions received	260,466	452,708
Net change in unrealized appreciation (depreciation) on investments	(1,998,993)	(1,722,015)

Net increase (decrease) in net assets resulting from operations	1,206,682	266,543

Dividends and Distributions
Distributions from distributable earnings
Class R1	(430)	(976)
Class R2	(2,324)	(6,256)
Class R3	(35,797)	(84,476)
Class R4	(510)	(1,068)
Class R5	(104,387)	(235,551)
Class R6	(1,427,182)	(3,469,557)

	(1,570,630)	(3,797,884)

Fund share transactions
Net proceeds from shares sold	602,666	1,394,979
Net asset value of shares issued in reinvestment of dividends and distributions	1,570,630	3,797,884
Cost of shares purchased	(7,950,989)	(11,215,446)

Net increase (decrease) in net assets from Fund share transactions	(5,777,693)	(6,022,583)

Total increase (decrease)	(6,141,641)	(9,553,924)

Net Assets:
Beginning of period	41,321,462	50,875,386

End of period	$35,179,821	$41,321,462

See Notes to Financial Statements.

PGIM Target Date 2020 Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.33		$11.12	$12.82	$11.27	$11.09	$10.98
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.37	0.47	0.15	0.16	0.19
Net realized and unrealized gain (loss) on investment transactions	0.13		(0.35)	(1.08)	1.63	0.44	0.23
Total from investment operations	0.28		0.02	(0.61)	1.78	0.60	0.42
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.41)	(0.72)	(0.12)	(0.21)	(0.21)
Distributions from net realized gains	(0.04)		(0.40)	(0.37)	(0.11)	(0.21)	(0.10)
Total dividends and distributions	(0.33)		(0.81)	(1.09)	(0.23)	(0.42)	(0.31)
Net asset value, end of period	$10.28		$10.33	$11.12	$12.82	$11.27	$11.09
Total Return(b):	2.72%		0.72%	(5.37)%	15.93%	5.35%	4.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$13	$13	$14	$12	$12
Average net assets (000)	$13		$13	$14	$13	$12	$11
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.73	%(d)	0.76%	0.76%	0.75%	0.74%	0.74%
Expenses before waivers and/or expense reimbursement	23.42	%(d)	23.81%	27.64%	51.00%	113.14%	105.39%
Net investment income (loss)	2.96	%(d)	3.64%	3.94%	1.23%	1.46%	1.74%
Portfolio turnover rate(e)	34%		24%	45%	49%	61%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 81

PGIM Target Date 2020 Fund

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.35		$11.14	$12.83	$11.28	$11.11	$10.99
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.42	0.57	0.18	0.18	0.22
Net realized and unrealized gain (loss) on investment transactions	0.12		(0.37)	(1.14)	1.62	0.44	0.23
Total from investment operations	0.29		0.05	(0.57)	1.80	0.62	0.45
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.44)	(0.75)	(0.14)	(0.24)	(0.23)
Distributions from net realized gains	(0.04)		(0.40)	(0.37)	(0.11)	(0.21)	(0.10)
Total dividends and distributions	(0.36)		(0.84)	(1.12)	(0.25)	(0.45)	(0.33)
Net asset value, end of period	$10.28		$10.35	$11.14	$12.83	$11.28	$11.11
Total Return(b):	2.77%		0.94%	(5.05)%	16.19%	5.59%	4.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$74		$58	$55	$5,742	$4,355	$3,446
Average net assets (000)	$64		$70	$3,140	$4,596	$3,904	$2,456
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.48	%(d)	0.51%	0.51%	0.50%	0.49%	0.49%
Expenses before waivers and/or expense reimbursement	7.47	%(d)	6.89%	0.83%	0.88%	1.27%	1.51%
Net investment income (loss)	3.25	%(d)	4.07%	4.69%	1.49%	1.61%	2.02%

Portfolio turnover rate(e)	34%		24%	45%	49%	61%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.37		$11.17	$12.86	$11.30	$11.13	$11.01
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.43	0.52	0.20	0.21	0.25
Net realized and unrealized gain (loss) on investment transactions	0.13		(0.37)	(1.07)	1.63	0.42	0.22
Total from investment operations	0.30		0.06	(0.55)	1.83	0.63	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.46)	(0.77)	(0.16)	(0.25)	(0.25)
Distributions from net realized gains	(0.04)		(0.40)	(0.37)	(0.11)	(0.21)	(0.10)
Total dividends and distributions	(0.37)		(0.86)	(1.14)	(0.27)	(0.46)	(0.35)
Net asset value, end of period	$10.30		$10.37	$11.17	$12.86	$11.30	$11.13
Total Return(b) :	2.91%		1.07%	(4.89)%	16.41%	5.73%	4.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$922		$999	$1,099	$1,844	$1,541	$1,072
Average net assets (000)	$970		$1,002	$1,228	$1,655	$1,294	$1,066
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.33	%(d)	0.36%	0.36%	0.35%	0.34%	0.34%
Expenses before waivers and/or expense reimbursement	0.81	%(d)	0.75%	0.65%	0.97%	1.80%	1.99%
Net investment income (loss)	3.40	%(d)	4.15%	4.37%	1.63%	1.87%	2.28%
Portfolio turnover rate(e)	34%		24%	45%	49%	61%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 83

PGIM Target Date 2020 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.38		$11.18	$12.87	$11.31	$11.13	$11.03
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.42	0.53	0.21	0.21	0.28
Net realized and unrealized gain (loss) on investment transactions	0.12		(0.35)	(1.06)	1.63	0.44	0.18
Total from investment operations	0.30		0.07	(0.53)	1.84	0.65	0.46
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.47)	(0.79)	(0.17)	(0.26)	(0.26)
Distributions from net realized gains	(0.04)		(0.40)	(0.37)	(0.11)	(0.21)	(0.10)
Total dividends and distributions	(0.38)		(0.87)	(1.16)	(0.28)	(0.47)	(0.36)
Net asset value, end of period	$10.30		$10.38	$11.18	$12.87	$11.31	$11.13
Total Return(b) :	2.91%		1.17%	(4.79)%	16.50%	5.82%	4.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15		$14	$14	$14	$12	$12
Average net assets (000)	$14		$13	$14	$13	$12	$37
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.23	%(d)	0.26%	0.26%	0.25%	0.24%	0.24%
Expenses before waivers and/or expense reimbursement	21.90	%(d)	22.64%	26.44%	49.43%	110.87%	31.79%
Net investment income (loss)	3.45	%(d)	4.13%	4.44%	1.73%	1.95%	2.61%
Portfolio turnover rate(e)	34%		24%	45%	49%	61%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund

Financial Highlights  (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.38		$11.18	$12.88	$11.32	$11.14	$11.03
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.44	0.55	0.22	0.24	0.25
Net realized and unrealized gain (loss) on investment transactions	0.13		(0.36)	(1.08)	1.63	0.42	0.23
Total from investment operations	0.31		0.08	(0.53)	1.85	0.66	0.48
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.48)	(0.80)	(0.18)	(0.27)	(0.27)
Distributions from net realized gains	(0.04)		(0.40)	(0.37)	(0.11)	(0.21)	(0.10)
Total dividends and distributions	(0.39)		(0.88)	(1.17)	(0.29)	(0.48)	(0.37)
Net asset value, end of period	$10.30		$10.38	$11.18	$12.88	$11.32	$11.14
Total Return(b):	3.01%		1.28%	(4.77)%	16.60%	6.03%	4.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,815		$2,923	$2,967	$3,585	$3,624	$3,962
Average net assets (000)	$2,835		$2,874	$3,448	$3,427	$3,783	$3,807
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.13	%(d)	0.16%	0.16%	0.15%	0.14%	0.14%
Expenses before waivers and/or expense reimbursement	0.64	%(d)	0.62%	0.50%	0.58%	0.92%	0.99%
Net investment income (loss)	3.59	%(d)	4.24%	4.58%	1.81%	2.22%	2.34%
Portfolio turnover rate(e)	34%		24%	45%	49%	61%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 85

PGIM Target Date 2020 Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021		2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.35		$11.15	$12.84	$11.28		$11.11	$11.00
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.45	0.56	0.24		0.23	0.27
Net realized and unrealized gain (loss) on investment transactions	0.13		(0.35)	(1.06)	1.63		0.44	0.23
Total from investment operations	0.32		0.10	(0.50)	1.87		0.67	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.50)	(0.82)	(0.20)		(0.29)	(0.29)
Distributions from net realized gains	(0.04)		(0.40)	(0.37)	(0.11)		(0.21)	(0.10)
Total dividends and distributions	(0.41)		(0.90)	(1.19)	(0.31)		(0.50)	(0.39)
Net asset value, end of period	$10.26		$10.35	$11.15	$12.84		$11.28	$11.11
Total Return(b) :	3.07%		1.46%	(4.56)%	16.82%		6.10%	4.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,340		$37,314	$46,728	$58,602		$49,000	$35,018
Average net assets (000)	$35,580		$40,751	$54,565	$59,237		$39,274	$30,081
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.00	%(e)	0.01%	0.00%	0.00%		0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.02	)%(e)	0.01%	0.01%	(0.00	)%(f)	(0.01)%	(0.01)%
Expenses before waivers and/or expense reimbursement	0.40	%(e)	0.37%	0.25%	0.25%		0.46%	0.58%
Net investment income (loss)	3.75	%(e)	4.43%	4.71%	1.98%		2.11%	2.54%
Portfolio turnover rate(g)	34%		24%	45%	49%		61%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(e)	Annualized.
(f)	Amount rounds to zero.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund

Financial Highlights  (unaudited) (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 87

PGIM Target Date 2025 Fund

Schedule of Investments (unaudited)

as of January 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 92.1%

AFFILIATED MUTUAL FUNDS

Domestic Equity — 25.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	64,135	$844,015
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	288,315	10,794,524
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	86,604	847,852

		12,486,391

Fixed Income — 52.3%
PGIM Core Conservative Bond Fund (Class R6)	630,412	5,459,365
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	439,060	2,902,187
PGIM TIPS Fund (Class R6)	1,136,784	9,662,665
PGIM Total Return Bond Fund (Class R6)	607,551	7,314,908

		25,339,125

International Equity — 14.0%
PGIM Global Real Estate Fund (Class R6)	157,130	2,892,767
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	290,171	3,870,880

		6,763,647

TOTAL LONG-TERM INVESTMENTS
(cost $44,356,349)		44,589,163

SHORT-TERM INVESTMENT 7.9%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $3,810,346)	3,810,346	3,810,346

TOTAL INVESTMENTS 100.0%
(cost $48,166,695)(wa)		48,399,509
Other assets in excess of liabilities 0.0%		13,189

NET ASSETS 100.0%		$48,412,698

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)  Represents investments in Funds affiliated with the Manager.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity.	$12,486,391	$—	$—
Fixed Income.	25,339,125	—	—
International Equity	6,763,647	—	—
Short-Term Investment
Affiliated Mutual Fund	3,810,346	—	—

Total	$48,399,509	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2024 were as follows:

Fixed Income	52.3%
Domestic Equity	25.8

International Equity	14.0%
Short Term	7.9

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Target Date Funds 89

PGIM Target Date 2025 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2024

Assets
Affiliated investments (cost $48,166,695)	$48,399,509
Receivable for investments sold	321,879
Receivable for Fund shares sold	21,690
Due from Manager	19,600
Prepaid expenses	864

Total Assets	48,763,542

Liabilities
Payable for investments purchased	331,271
Accrued expenses and other liabilities	16,983
Payable for Fund shares purchased	1,210
Trustees’ fees payable	889
Affiliated transfer agent fee payable	406
Distribution fee payable	85

Total Liabilities	350,844

Net Assets	$48,412,698

Net assets were comprised of:
Shares of beneficial interest, at par	$4,551
Paid-in capital in excess of par	49,681,924
Total distributable earnings (loss)	(1,273,777)

Net assets, January 31, 2024	$48,412,698

See Notes to Financial Statements.

PGIM Target Date 2025 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2024

Class R1

Net asset value, offering price and redemption price per share, ($14,282 ÷ 1,348 shares of beneficial interest issued and outstanding)	$10.60

Class R2

Net asset value, offering price and redemption price per share, ($186,096 ÷ 17,535 shares of beneficial interest issued and outstanding)	$10.61

Class R3

Net asset value, offering price and redemption price per share, ($484,466 ÷ 45,627 shares of beneficial interest issued and outstanding)	$10.62

Class R4

Net asset value, offering price and redemption price per share, ($200,854 ÷ 18,920 shares of beneficial interest issued and outstanding)	$10.62

Class R5

Net asset value, offering price and redemption price per share, ($899,523 ÷ 84,705 shares of beneficial interest issued and outstanding)	$10.62

Class R6

Net asset value, offering price and redemption price per share, ($46,627,477 ÷ 4,382,767 shares of beneficial interest issued and outstanding)	$10.64

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date Funds 91

PGIM Target Date 2025 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)
Affiliated dividend income	$1,047,828

Expenses
Management fee	4,183
Distribution fee(a)	470
Shareholder servicing fees(a)	22
Custodian and accounting fees	28,983
Professional fees	17,792
Audit fee	9,167
Registration fees(a)	8,865
Shareholders’ reports	6,017
Trustees’ fees	5,362
Fund data services	5,273
Transfer agent’s fees and expenses (including affiliated expense of $1,143)(a)	2,367
Miscellaneous	3,122

Total expenses	91,623
Less: Fee waiver and/or expense reimbursement(a)	(95,198)

Net expenses	(3,575)

Net investment income (loss)	1,051,403

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	3,345,015
Net capital gain distributions received	430,851

3,775,866

Net change in unrealized appreciation (depreciation) on investments	(3,134,971)

Net gain (loss) on investment transactions	640,895

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,692,298

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	34	204	232	—	—	—
Shareholder servicing fees	—	—	15	7	—	—
Registration fees	1,461	1,461	1,461	1,461	1,461	1,560
Transfer agent’s fees and expenses	46	318	42	52	586	1,323
Fee waiver and/or expense reimbursement	(1,511)	(1,822)	(1,634)	(1,567)	(2,655)	(86,009)

See Notes to Financial Statements.

PGIM Target Date 2025 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,051,403	$2,846,683
Net realized gain (loss) on investment transactions	3,345,015	(811,497)
Net capital gain distributions received	430,851	768,841
Net change in unrealized appreciation (depreciation) on investments	(3,134,971)	(1,627,216)

Net increase (decrease) in net assets resulting from operations	1,692,298	1,176,811

Dividends and Distributions
Distributions from distributable earnings
Class R1	(409)	(846)
Class R2	(5,492)	(7,493)
Class R3	(15,551)	(29,707)
Class R4	(6,574)	(1,952)
Class R5	(29,051)	(46,333)
Class R6	(2,066,255)	(4,701,615)

	(2,123,332)	(4,787,946)

Fund share transactions
Net proceeds from shares sold	1,766,579	4,025,535
Net asset value of shares issued in reinvestment of dividends and distributions	2,123,332	4,787,946
Cost of shares purchased	(19,087,820)	(13,647,927)

Net increase (decrease) in net assets from Fund share transactions	(15,197,909)	(4,834,446)

Total increase (decrease)	(15,628,943)	(8,445,581)

Net Assets:
Beginning of period	64,041,641	72,487,222

End of period	$48,412,698	$64,041,641

See Notes to Financial Statements.

PGIM Target Date Funds 93

PGIM Target Date 2025 Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.62		$11.19	$13.01	$11.24	$11.14	$11.15
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.37	0.47	0.14	0.05	0.19
Net realized and unrealized gain (loss) on investment transactions	0.14		(0.25)	(1.07)	1.84	0.53	0.18
Total from investment operations	0.29		0.12	(0.60)	1.98	0.58	0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.38)	(0.75)	(0.11)	(0.21)	(0.20)
Distributions from net realized gains	(0.04)		(0.31)	(0.47)	(0.10)	(0.27)	(0.18)
Total dividends and distributions	(0.31)		(0.69)	(1.22)	(0.21)	(0.48)	(0.38)
Net asset value, end of period	$10.60		$10.62	$11.19	$13.01	$11.24	$11.14
Total Return(b) :	2.76%		1.56%	(5.37)%	17.76%	5.25%	3.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$14	$14	$14	$12	$671
Average net assets (000)	$14		$13	$14	$13	$122	$625
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.73	%(d)	0.76%	0.76%	0.75%	0.75%	0.74%
Expenses before waivers and/or expense reimbursement	22.68	%(d)	23.35%	27.65%	50.15%	11.62%	3.01%
Net investment income (loss)	2.88	%(d)	3.51%	3.86%	1.18%	0.49%	1.72%
Portfolio turnover rate(e)	38%		26%	58%	44%	57%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.64		$11.22	$13.04	$11.26	$11.15	$11.16
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.38	0.48	0.15	(0.01)	0.18
Net realized and unrealized gain (loss) on investment transactions	0.14		(0.24)	(1.05)	1.86	0.63	0.22
Total from investment operations	0.31		0.14	(0.57)	2.01	0.62	0.40
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.41)	(0.78)	(0.13)	(0.24)	(0.23)
Distributions from net realized gains	(0.04)		(0.31)	(0.47)	(0.10)	(0.27)	(0.18)
Total dividends and distributions	(0.34)		(0.72)	(1.25)	(0.23)	(0.51)	(0.41)
Net asset value, end of period	$10.61		$10.64	$11.22	$13.04	$11.26	$11.15
Total Return(b) :	2.89%		1.74%	(5.12)%	18.09%	5.45%	4.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$186		$148	$106	$82	$90	$117
Average net assets (000)	$162		$120	$92	$71	$136	$39
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.48	%(d)	0.51%	0.51%	0.50%	0.50%	0.49%
Expenses before waivers and/or expense reimbursement	2.71	%(d)	3.42%	6.27%	10.60%	10.64%	31.08%
Net investment income (loss)	3.16	%(d)	3.65%	3.99%	1.29%	(0.13)%	1.60%
Portfolio turnover rate(e)	38%		26%	58%	44%	57%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 95

PGIM Target Date 2025 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.65		$11.23	$13.06	$11.27	$11.17	$11.18
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.41	0.43	0.19	0.21	0.23
Net realized and unrealized gain (loss) on investment transactions	0.15		(0.25)	(0.99)	1.85	0.41	0.19
Total from investment operations	0.32		0.16	(0.56)	2.04	0.62	0.42
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.43)	(0.80)	(0.15)	(0.25)	(0.25)
Distributions from net realized gains	(0.04)		(0.31)	(0.47)	(0.10)	(0.27)	(0.18)
Total dividends and distributions	(0.35)		(0.74)	(1.27)	(0.25)	(0.52)	(0.43)
Net asset value, end of period	$10.62		$10.65	$11.23	$13.06	$11.27	$11.17
Total Return(b) :	3.04%		1.91%	(5.04)%	18.32%	5.62%	4.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$484		$465	$449	$9,911	$8,064	$7,737
Average net assets (000)	$461		$435	$663	$8,876	$7,803	$6,760
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.33	%(d)	0.36%	0.36%	0.35%	0.35%	0.34%
Expenses before waivers and/or expense reimbursement	1.03	%(d)	1.03%	1.02%	0.61%	0.90%	1.00%
Net investment income (loss)	3.28	%(d)	3.93%	3.60%	1.59%	1.89%	2.14%
Portfolio turnover rate(e)	38%		26%	58%	44%	57%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.66		$11.24	$13.06	$11.28	$11.17	$11.18
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.47	0.51	0.20	0.22	0.22
Net realized and unrealized gain (loss) on investment transactions	0.13		(0.30)	(1.05)	1.84	0.43	0.21
Total from investment operations	0.32		0.17	(0.54)	2.04	0.65	0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.44)	(0.81)	(0.16)	(0.27)	(0.26)
Distributions from net realized gains	(0.04)		(0.31)	(0.47)	(0.10)	(0.27)	(0.18)
Total dividends and distributions	(0.36)		(0.75)	(1.28)	(0.26)	(0.54)	(0.44)
Net asset value, end of period	$10.62		$10.66	$11.24	$13.06	$11.28	$11.17
Total Return(b) :	3.04%		2.02%	(4.87)%	18.43%	5.73%	4.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$201		$14	$22	$15	$13	$12
Average net assets (000)	$153		$21	$18	$14	$12	$45
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.22	%(d)	0.26%	0.26%	0.25%	0.25%	0.25%
Expenses before waivers and/or expense reimbursement	2.25	%(d)	14.42%	21.59%	48.41%	109.74%	26.16%
Net investment income (loss)	3.63	%(d)	4.49%	4.24%	1.68%	1.99%	2.04%
Portfolio turnover rate(e)	38%		26%	58%	44%	57%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 97

PGIM Target Date 2025 Fund

Financial Highlights  (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.66		$11.25	$13.07	$11.28	$11.17	$11.19
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.43	0.49	0.22	0.24	0.24
Net realized and unrealized gain (loss) on investment transactions	0.15		(0.26)	(1.02)	1.84	0.41	0.19
Total from investment operations	0.33		0.17	(0.53)	2.06	0.65	0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.45)	(0.82)	(0.17)	(0.27)	(0.27)
Distributions from net realized gains	(0.04)		(0.31)	(0.47)	(0.10)	(0.27)	(0.18)
Total dividends and distributions	(0.37)		(0.76)	(1.29)	(0.27)	(0.54)	(0.45)
Net asset value, end of period	$10.62		$10.66	$11.25	$13.07	$11.28	$11.17
Total Return(b):	3.13%		2.04%	(4.77)%	18.53%	5.90%	4.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$900		$727	$606	$266	$160	$295
Average net assets (000)	$797		$647	$425	$197	$238	$71
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.13	%(d)	0.16%	0.16%	0.15%	0.16%	0.14%
Expenses before waivers and/or expense reimbursement	0.79	%(d)	0.89%	1.24%	3.68%	6.04%	16.90%
Net investment income (loss)	3.49	%(d)	4.15%	4.12%	1.85%	2.12%	2.21%
Portfolio turnover rate(e)	38%		26%	58%	44%	57%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021		2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.69		$11.27	$13.10	$11.30		$11.19	$11.21
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.45	0.56	0.24		0.23	0.27
Net realized and unrealized gain (loss) on investment transactions	0.15		(0.26)	(1.08)	1.85		0.44	0.17
Total from investment operations	0.34		0.19	(0.52)	2.09		0.67	0.44
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.46)	(0.84)	(0.19)		(0.29)	(0.28)
Distributions from net realized gains	(0.04)		(0.31)	(0.47)	(0.10)		(0.27)	(0.18)
Total dividends and distributions	(0.39)		(0.77)	(1.31)	(0.29)		(0.56)	(0.46)
Net asset value, end of period	$10.64		$10.69	$11.27	$13.10		$11.30	$11.19
Total Return(b):	3.17%		2.29%	(4.70)%	18.75%		5.96%	4.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,627		$62,674	$71,290	$80,212		$62,135	$40,932
Average net assets (000)	$55,783		$64,956	$82,904	$79,030		$47,867	$35,028
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.00	%(e)	0.01%	0.00%	0.00%		0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.02	)%(e)0.01%		0.01%	0.00	%(f)(0.00)%(f)(0.01)%
Expenses before waivers and/or expense reimbursement	0.29	%(e)	0.26%	0.19%	0.20%		0.40%	0.51%
Net investment income (loss)	3.65	%(e)	4.31%	4.62%	1.94%		2.09%	2.52%
Portfolio turnover rate(g)	38%		26%	58%	44%		57%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(e)	Annualized.
(f)	Amount rounds to zero.

See Notes to Financial Statements.

PGIM Target Date Funds 99

PGIM Target Date 2025 Fund

Financial Highlights  (unaudited) (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Schedule of Investments (unaudited)

as of January 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 93.3%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 30.6%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	94,087	$1,238,189
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	378,165	14,158,497
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	127,048	1,243,805

		16,640,491

Fixed Income — 46.1%
PGIM Core Conservative Bond Fund (Class R6)	481,455	4,169,404
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	477,691	3,157,535
PGIM TIPS Fund (Class R6)	1,150,185	9,776,569
PGIM Total Return Bond Fund (Class R6)	665,549	8,013,205

		25,116,713

International Equity — 16.6%
PGIM Global Real Estate Fund (Class R6)	176,852	3,255,854
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	50,892	545,558
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	390,931	5,215,018

		9,016,430

TOTAL LONG-TERM INVESTMENTS
(cost $49,717,291)		50,773,634

SHORT-TERM INVESTMENT 6.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $3,626,672)	3,626,672	3,626,672

TOTAL INVESTMENTS 100.0%
(cost $53,343,963)(wa)		54,400,306
Other assets in excess of liabilities 0.0%		21,276

NET ASSETS 100.0%		$54,421,582

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)  Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Target Date Funds 101

PGIM Target Date 2030 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$16,640,491	$—	$—
Fixed Income	25,116,713	—	—
International Equity	9,016,430	—	—
Short-Term Investment
Affiliated Mutual Fund	3,626,672	—	—

Total	$54,400,306	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2024 were as follows:

Fixed Income	46.1%
Domestic Equity	30.6

International Equity	16.6%
Short Term	6.7

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2024

Assets
Affiliated investments (cost $53,343,963)	$54,400,306
Receivable for investments sold	392,331
Receivable for Fund shares sold	113,960
Due from Manager	20,504
Prepaid expenses	864

Total Assets	54,927,965

Liabilities
Payable for investments purchased	466,999
Payable for Fund shares purchased	19,527
Accrued expenses and other liabilities	18,426
Trustees’ fees payable	704
Affiliated transfer agent fee payable	485
Distribution fee payable	242

Total Liabilities	506,383

Net Assets	$54,421,582

Net assets were comprised of:
Shares of beneficial interest, at par	$4,835
Paid-in capital in excess of par	53,893,422
Total distributable earnings (loss)	523,325

Net assets, January 31, 2024	$54,421,582

See Notes to Financial Statements.

PGIM Target Date Funds 103

PGIM Target Date 2030 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2024

Class R1

Net asset value, offering price and redemption price per share, ($74,115 ÷ 6,603 shares of beneficial interest issued and outstanding)	$11.22

Class R2

Net asset value, offering price and redemption price per share, ($344,597 ÷ 30,645 shares of beneficial interest issued and outstanding)	$11.24

Class R3

Net asset value, offering price and redemption price per share, ($1,673,576 ÷ 148,943 shares of beneficial interest issued and outstanding)	$11.24

Class R4

Net asset value, offering price and redemption price per share, ($29,912 ÷ 2,666 shares of beneficial interest issued and outstanding)	$11.22

Class R5

Net asset value, offering price and redemption price per share, ($5,563,588 ÷ 494,912 shares of beneficial interest issued and outstanding)	$11.24

Class R6

Net asset value, offering price and redemption price per share, ($46,735,794 ÷ 4,150,854 shares of beneficial interest issued and outstanding)	$11.26

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)
Affiliated dividend income	$1,126,158

Expenses
Management fee	4,588
Distribution fee(a)	1,360
Shareholder servicing fees(a)	122
Custodian and accounting fees	28,947
Professional fees	17,663
Audit fee	9,184
Registration fees(a)	9,139
Fund data services	5,273
Trustees’ fees	5,207
Transfer agent’s fees and expenses (including affiliated expense of $ 1,385)(a)	5,082
Shareholders’ reports	4,993
Miscellaneous	3,038

Total expenses	94,596
Less: Fee waiver and/or expense reimbursement(a)	(96,301)

Net expenses	(1,705)

Net investment income (loss)	1,127,863

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	4,333,836
Net capital gain distributions received	628,267

4,962,103

Net change in unrealized appreciation (depreciation) on investments	(3,980,579)

Net gain (loss) on investment transactions	981,524

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,109,387

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	171	405	784	—	—	—
Shareholder servicing fees	25	3	85	9	—	—
Registration fees	1,464	1,715	1,464	1,465	1,465	1,566
Transfer agent’s fees and expenses	119	329	144	53	3,120	1,317
Fee waiver and/or expense reimbursement	(1,618)	(2,092)	(2,339)	(1,530)	(7,640)	(81,082)

See Notes to Financial Statements.

PGIM Target Date Funds 105

PGIM Target Date 2030 Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,127,863	$2,600,777
Net realized gain (loss) on investment transactions	4,333,836	(844,878)
Net capital gain distributions received	628,267	992,911
Net change in unrealized appreciation (depreciation) on investments	(3,980,579)	(652,590)

Net increase (decrease) in net assets resulting from operations	2,109,387	2,096,220

Dividends and Distributions
Distributions from distributable earnings
Class R1	(2,473)	(4,803)
Class R2	(12,260)	(23,953)
Class R3	(61,623)	(109,021)
Class R4	(1,715)	(3,094)
Class R5	(215,009)	(321,515)
Class R6	(2,418,912)	(5,191,158)

	(2,711,992)	(5,653,544)

Fund share transactions
Net proceeds from shares sold	4,041,296	4,515,739
Net asset value of shares issued in reinvestment of dividends and distributions	2,711,982	5,653,544
Cost of shares purchased	(17,312,792)	(12,317,579)

Net increase (decrease) in net assets from Fund share transactions	(10,559,514)	(2,148,296)

Total increase (decrease)	(11,162,119)	(5,705,620)

Net Assets:
Beginning of period	65,583,701	71,289,321

End of period	$54,421,582	$65,583,701

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.29		$11.92	$13.72	$11.48	$11.45	$11.53
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.35	0.43	0.13	0.17	0.18
Net realized and unrealized gain (loss) on investment transactions	0.16		(0.09)	(1.15)	2.32	0.41	0.13
Total from investment operations	0.32		0.26	(0.72)	2.45	0.58	0.31
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.40)	(0.79)	(0.11)	(0.20)	(0.22)
Distributions from net realized gains	(0.16)		(0.49)	(0.29)	(0.10)	(0.35)	(0.17)
Total dividends and distributions	(0.39)		(0.89)	(1.08)	(0.21)	(0.55)	(0.39)
Net asset value, end of period	$11.22		$11.29	$11.92	$13.72	$11.48	$11.45
Total Return(b):	2.86%		2.88%	(5.94)%	21.50%	5.04%	3.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$74		$69	$59	$55	$38	$33
Average net assets (000)	$68		$62	$58	$48	$36	$30
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.72	%(d)	0.75%	0.75%	0.74%	0.74%	0.74%
Expenses before waivers and/or expense reimbursement	5.45	%(d)	5.88%	7.42%	14.75%	37.24%	40.10%
Net investment income (loss)	2.80	%(d)	3.17%	3.37%	1.05%	1.54%	1.62%
Portfolio turnover rate(e)	48%		29%	56%	46%	55%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 107

PGIM Target Date 2030 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.32		$11.95	$13.74	$11.50	$11.47	$11.55
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.38	0.58	0.16	0.16	0.21
Net realized and unrealized gain (loss) on investment transactions	0.17		(0.09)	(1.26)	2.31	0.45	0.13
Total from investment operations	0.34		0.29	(0.68)	2.47	0.61	0.34
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.43)	(0.82)	(0.13)	(0.23)	(0.25)
Distributions from net realized gains	(0.16)		(0.49)	(0.29)	(0.10)	(0.35)	(0.17)
Total dividends and distributions	(0.42)		(0.92)	(1.11)	(0.23)	(0.58)	(0.42)
Net asset value, end of period	$11.24		$11.32	$11.95	$13.74	$11.50	$11.47
Total Return(b):	3.01%		3.11%	(5.69)%	21.83%	5.29%	3.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$345		$318	$299	$7,308	$4,896	$3,404
Average net assets (000)	$322		$299	$5,088	$6,013	$4,148	$3,149
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.47	%(d)	0.50%	0.49%	0.49%	0.49%	0.49%
Expenses before waivers and/or expense reimbursement	1.76	%(d)	1.89%	0.76%	0.84%	1.25%	1.40%
Net investment income (loss)	3.03	%(d)	3.44%	4.39%	1.29%	1.42%	1.87%
Portfolio turnover rate(e)	48%		29%	56%	46%	55%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.32		$11.95	$13.75	$11.50	$11.47	$11.55
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.40	0.47	0.18	0.19	0.21
Net realized and unrealized gain (loss) on investment transactions	0.18		(0.09)	(1.13)	2.32	0.44	0.15
Total from investment operations	0.36		0.31	(0.66)	2.50	0.63	0.36
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.45)	(0.85)	(0.15)	(0.25)	(0.27)
Distributions from net realized gains	(0.16)		(0.49)	(0.29)	(0.10)	(0.35)	(0.17)
Total dividends and distributions	(0.44)		(0.94)	(1.14)	(0.25)	(0.60)	(0.44)
Net asset value, end of period	$11.24		$11.32	$11.95	$13.75	$11.50	$11.47
Total Return(b):	3.18%		3.32%	(5.55)%	22.00%	5.44%	3.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,674		$1,563	$1,341	$3,414	$2,416	$1,349
Average net assets (000)	$1,559		$1,376	$1,397	$2,857	$1,832	$1,018
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.27	%(d)	0.32%	0.35%	0.34%	0.34%	0.34%
Expenses before waivers and/or expense reimbursement	0.57	%(d)	0.57%	0.57%	0.78%	1.50%	2.03%
Net investment income (loss)	3.23	%(d)	3.58%	3.71%	1.45%	1.67%	1.93%
Portfolio turnover rate(e)	48%		29%	56%	46%	55%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 109

PGIM Target Date 2030 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.31		$11.94	$13.74	$11.49	$11.46	$11.56
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.43	0.48	0.19	0.23	0.29
Net realized and unrealized gain (loss) on investment transactions	0.17		(0.11)	(1.13)	2.32	0.41	0.06
Total from investment operations	0.36		0.32	(0.65)	2.51	0.64	0.35
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.46)	(0.86)	(0.16)	(0.26)	(0.28)
Distributions from net realized gains	(0.16)		(0.49)	(0.29)	(0.10)	(0.35)	(0.17)
Total dividends and distributions	(0.45)		(0.95)	(1.15)	(0.26)	(0.61)	(0.45)
Net asset value, end of period	$11.22		$11.31	$11.94	$13.74	$11.49	$11.46
Total Return(b):	3.16%		3.44%	(5.47)%	22.12%	5.58%	3.56%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30		$37	$31	$22	$14	$12
Average net assets (000)	$38		$32	$26	$18	$12	$483
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.23	%(d)	0.25%	0.25%	0.24%	0.24%	0.25%
Expenses before waivers and/or expense reimbursement	8.33	%(d)	9.71%	14.46%	37.53%	106.51%	3.30%
Net investment income (loss)	3.48	%(d)	3.92%	3.79%	1.54%	2.01%	2.58%
Portfolio turnover rate(e)	48%		29%	56%	46%	55%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.34		$11.97	$13.77	$11.52	$11.48	$11.57
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.42	0.51	0.21	0.25	0.25
Net realized and unrealized gain (loss) on investment transactions	0.17		(0.09)	(1.15)	2.31	0.41	0.12
Total from investment operations	0.36		0.33	(0.64)	2.52	0.66	0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.47)	(0.87)	(0.17)	(0.27)	(0.29)
Distributions from net realized gains	(0.16)		(0.49)	(0.29)	(0.10)	(0.35)	(0.17)
Total dividends and distributions	(0.46)		(0.96)	(1.16)	(0.27)	(0.62)	(0.46)
Net asset value, end of period	$11.24		$11.34	$11.97	$13.77	$11.52	$11.48
Total Return(b):	3.16%		3.55%	(5.36)%	22.18%	5.73%	3.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,564		$4,312	$3,921	$3,877	$3,222	$3,012
Average net assets (000)	$4,554		$3,932	$3,888	$3,548	$3,087	$2,785
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.12	%(d)	0.15%	0.15%	0.14%	0.14%	0.14%
Expenses before waivers and/or expense reimbursement	0.45	%(d)	0.50%	0.44%	0.55%	1.00%	1.10%
Net investment income (loss)	3.46	%(d)	3.75%	3.94%	1.66%	2.19%	2.21%
Portfolio turnover rate(e)	48%		29%	56%	46%	55%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 111

PGIM Target Date 2030 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022		2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.36		$12.00		$13.80		$11.54	$11.50	$11.59
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.44		0.53		0.23	0.24	0.25
Net realized and unrealized gain (loss) on investment transactions	0.17		(0.10)		(1.15)		2.32	0.44	0.14
Total from investment operations	0.37		0.34		(0.62)		2.55	0.68	0.39
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.49)		(0.89)		(0.19)	(0.29)	(0.31)
Distributions from net realized gains	(0.16)		(0.49)		(0.29)		(0.10)	(0.35)	(0.17)
Total dividends and distributions	(0.47)		(0.98)		(1.18)		(0.29)	(0.64)	(0.48)
Net asset value, end of period	$11.26		$11.36		$12.00		$13.80	$11.54	$11.50
Total Return(b):	3.31%		3.63%		(5.20)%		22.40%	5.87%	3.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,736		$59,285		$65,639		$71,254	$51,305	$36,517
Average net assets (000)	$56,734		$60,037		$73,198		$68,119	$40,094	$29,867
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.00	%(e)	0.00%		0.00%		0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager(d)	(0.03	)%(e)	0.00	%(f)	(0.00	)%(f)	(0.01)%	(0.01)%	(0.01)%
Expenses before waivers and/or expense reimbursement	0.25	%(e)	0.26%		0.20%		0.22%	0.46%	0.57%
Net investment income (loss)	3.57	%(e)	3.98%		4.14%		1.79%	2.13%	2.25%
Portfolio turnover rate(g)	48%		29%		56%		46%	55%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(e)	Annualized.
(f)	Amount rounds to zero.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Financial Highlights (unaudited) (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 113

PGIM Target Date 2035 Fund

Schedule of Investments (unaudited)

as of January 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 95.5%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 38.6%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	94,229	$1,240,049
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	308,880	11,564,449
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	130,922	1,281,727

		14,086,225

Fixed Income — 35.8%
PGIM Core Conservative Bond Fund (Class R6)	246,799	2,137,277
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	276,586	1,828,237
PGIM TIPS Fund (Class R6)	529,523	4,500,947
PGIM Total Return Bond Fund (Class R6)	379,684	4,571,398

		13,037,859

International Equity — 21.1%
PGIM Global Real Estate Fund (Class R6)	114,820	2,113,829
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	95,709	1,026,005
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	342,426	4,567,960

		7,707,794

TOTAL LONG-TERM INVESTMENTS
(cost $33,165,962)		34,831,878

SHORT-TERM INVESTMENT 4.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $1,648,490)	1,648,490	1,648,490

TOTAL INVESTMENTS 100.0%
(cost $34,814,452)(wa)		36,480,368
Liabilities in excess of other assets (0.0)%		(4,921)

NET ASSETS 100.0%		$36,475,447

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)  Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$14,086,225	$—	$—
Fixed Income	13,037,859	—	—
International Equity	7,707,794	—	—
Short-Term Investment
Affiliated Mutual Fund	1,648,490	—	—

	$36,480,368	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2024 were as follows:

Domestic Equity	38.6%
Fixed Income	35.8

International Equity	21.1%
Short Term	4.5

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Target Date Funds 115

PGIM Target Date 2035 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2024

Assets
Affiliated investments (cost $34,814,452)	$36,480,368
Receivable for investments sold	627,734
Due from Manager	19,189
Receivable for Fund shares sold	18,114
Prepaid expenses	862

Total Assets	37,146,267

Liabilities
Payable for Fund shares purchased	381,491
Payable for investments purchased	270,563
Accrued expenses and other liabilities	17,376
Trustees’ fees payable	807
Affiliated transfer agent fee payable	451
Distribution fee payable	132

Total Liabilities	670,820

Net Assets	$36,475,447

Net assets were comprised of:
Shares of beneficial interest, at par	$3,197
Paid-in capital in excess of par	34,016,768
Total distributable earnings (loss)	2,455,482

Net assets, January 31, 2024	$36,475,447

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2024

Class R1
Net asset value, offering price and redemption price per share, ($31,105 ÷ 2,733 shares of beneficial interest issued and outstanding)	$11.38

Class R2
Net asset value, offering price and redemption price per share, ($192,203 ÷ 16,881 shares of beneficial interest issued and outstanding)	$11.39

Class R3
Net asset value, offering price and redemption price per share, ($946,561 ÷ 83,008 shares of beneficial interest issued and outstanding)	$11.40

Class R4
Net asset value, offering price and redemption price per share, ($16,656 ÷ 1,460 shares of beneficial interest issued and outstanding)	$11.41

Class R5
Net asset value, offering price and redemption price per share, ($941,541 ÷ 82,551 shares of beneficial interest issued and outstanding)	$11.41

Class R6
Net asset value, offering price and redemption price per share, ($34,347,381 ÷ 3,010,549 shares of beneficial interest issued and outstanding)	$11.41

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date Funds 117

PGIM Target Date 2035 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)
Affiliated dividend income	$793,148

Expenses
Management fee	3,417
Distribution fee(a)	591
Shareholder servicing fees(a)	23
Custodian and accounting fees	28,755
Professional fees	18,082
Registration fees(a)	10,394
Audit fee	9,163
Fund data services	5,273
Shareholders’ reports	5,193
Trustees’ fees	5,090
Transfer agent’s fees and expenses (including affiliated expense of $ 1,237)(a)	2,394
Miscellaneous	3,046

Total expenses	91,421
Less: Fee waiver and/or expense reimbursement(a)	(99,833)

Net expenses	(8,412)

Net investment income (loss)	801,560

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	3,924,498
Net capital gain distributions received	602,182

4,526,680

Net change in unrealized appreciation (depreciation) on investments	(3,921,582)

Net gain (loss) on investment transactions	605,098

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,406,658

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	78	206	307	—	—	—
Shareholder servicing fees	9	—	14	—	—	—
Registration fees	1,466	1,531	1,466	1,466	1,466	2,999
Transfer agent’s fees and expenses	93	290	40	27	681	1,263
Fee waiver and/or expense reimbursement	(1,589)	(1,932)	(1,985)	(1,503)	(3,143)	(89,681)

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$801,560	$1,695,782
Net realized gain (loss) on investment transactions	3,924,498	(711,568)
Net capital gain distributions received	602,182	898,151
Net change in unrealized appreciation (depreciation) on investments	(3,921,582)	798,048

Net increase (decrease) in net assets resulting from operations	1,406,658	2,680,413

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,035)	(2,086)
Class R2	(6,538)	(7,734)
Class R3	(34,178)	(22,868)
Class R4	(627)	(1,075)
Class R5	(34,329)	(44,097)
Class R6	(1,902,765)	(3,482,425)

	(1,979,472)	(3,560,285)

Fund share transactions
Net proceeds from shares sold	3,722,950	6,942,684
Net asset value of shares issued in reinvestment of dividends and distributions	1,979,472	3,560,285
Cost of shares purchased	(20,790,173)	(6,686,238)

Net increase (decrease) in net assets from Fund share transactions	(15,087,751)	3,816,731

Total increase (decrease)	(15,660,565)	2,936,859

Net Assets:
Beginning of period	52,136,012	49,199,153

End of period	$36,475,447	$52,136,012

See Notes to Financial Statements.

PGIM Target Date Funds 119

PGIM Target Date 2035 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.43		$11.73	$14.14	$11.47	$11.42	$11.68
Income (loss) from investment operations:
Net investment income (loss)	0.14	(b)	0.30	0.39	0.12	0.16	0.12
Net realized and unrealized gain (loss) on investment transactions	0.20	(c)	0.17	(1.17)	2.76	0.41	0.11
Total from investment operations	0.34		0.47	(0.78)	2.88	0.57	0.23
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.29)	(0.86)	(0.11)	(0.18)	(0.23)
Distributions from net realized gains	(0.14)		(0.48)	(0.77)	(0.10)	(0.34)	(0.26)
Total dividends and distributions	(0.39)		(0.77)	(1.63)	(0.21)	(0.52)	(0.49)
Net asset value, end of period	$11.38		$11.43	$11.73	$14.14	$11.47	$11.42
Total Return(d):	2.99%		4.69%	(6.67)%	25.33%	4.94%	2.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31		$34	$31	$32	$25	$24
Average net assets (000)	$31		$31	$31	$29	$24	$17
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.71	%(f)	0.73%	0.73%	0.73%	0.72%	0.72%
Expenses before waivers and/or expense reimbursement	10.81	%(f)	10.74%	13.02%	29.33%	56.33%	70.38%
Net investment income (loss)	2.56	%(f)	2.77%	3.02%	0.91%	1.44%	1.03%
Portfolio turnover rate(g)	54%		29%	52%	45%	45%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.45		$11.75	$14.15	$11.48	$11.43	$11.69
Income (loss) from investment operations:
Net investment income (loss)	0.17	(b)	0.24 (b)	0.42	0.15	0.19	0.18
Net realized and unrealized gain (loss) on investment transactions	0.19	(c)	0.26 (c)	(1.16)	2.76	0.41	0.07
Total from investment operations	0.36		0.50	(0.74)	2.91	0.60	0.25
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.32)	(0.89)	(0.14)	(0.21)	(0.25)
Distributions from net realized gains	(0.14)		(0.48)	(0.77)	(0.10)	(0.34)	(0.26)
Total dividends and distributions	(0.42)		(0.80)	(1.66)	(0.24)	(0.55)	(0.51)
Net asset value, end of period	$11.39		$11.45	$11.75	$14.15	$11.48	$11.43
Total Return(d):	3.14%		4.96%	(6.36)%	25.59%	5.20%	2.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$192		$147	$546	$526	$324	$353
Average net assets (000)	$164		$207	$535	$409	$359	$340
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.45	%(f)	0.48%	0.48%	0.48%	0.47%	0.47%
Expenses before waivers and/or expense reimbursement	2.80	%(f)	2.57%	1.80%	2.54%	4.84%	4.85%
Net investment income (loss)	2.99	%(f)	2.14%	3.25%	1.13%	1.66%	1.60%
Portfolio turnover rate(g)	54%		29%	52%	45%	45%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 121

PGIM Target Date 2035 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.47		$11.77	$14.18	$11.50	$11.45	$11.71
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.34	0.30	0.17	0.20	0.20
Net realized and unrealized gain (loss) on investment transactions	0.16		0.17	(1.03)	2.76	0.42	0.07
Total from investment operations	0.37		0.51	(0.73)	2.93	0.62	0.27
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.33)	(0.91)	(0.15)	(0.23)	(0.27)
Distributions from net realized gains	(0.14)		(0.48)	(0.77)	(0.10)	(0.34)	(0.26)
Total dividends and distributions	(0.44)		(0.81)	(1.68)	(0.25)	(0.57)	(0.53)
Net asset value, end of period	$11.40		$11.47	$11.77	$14.18	$11.50	$11.45
Total Return(b):	3.19%		5.13%	(6.29)%	25.80%	5.34%	3.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$947		$429	$303	$9,978	$7,298	$6,271
Average net assets (000)	$611		$339	$463	$8,548	$6,663	$5,850
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.29	%(d)	0.33%	0.33%	0.33%	0.32%	0.32%
Expenses before waivers and/or expense reimbursement	0.94	%(d)	1.31%	1.36%	0.70%	1.11%	1.31%
Net investment income (loss)	3.78	%(d)	3.10%	2.36%	1.30%	1.82%	1.83%
Portfolio turnover rate(e)	54%		29%	52%	45%	45%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.49		$11.79	$14.20	$11.51	$11.46	$11.72
Income (loss) from investment operations:
Net investment income (loss)	0.18	(b)	0.36	0.46	0.18	0.22	0.31
Net realized and unrealized gain (loss) on investment transactions	0.19	(c)	0.17	(1.17)	2.78	0.41	(0.03)
Total from investment operations	0.37		0.53	(0.71)	2.96	0.63	0.28
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.35)	(0.93)	(0.17)	(0.24)	(0.28)
Distributions from net realized gains	(0.14)		(0.48)	(0.77)	(0.10)	(0.34)	(0.26)
Total dividends and distributions	(0.45)		(0.83)	(1.70)	(0.27)	(0.58)	(0.54)
Net asset value, end of period	$11.41		$11.49	$11.79	$14.20	$11.51	$11.46
Total Return(d):	3.19%		5.24%	(6.17)%	25.98%	5.43%	3.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17		$16	$15	$16	$13	$12
Average net assets (000)	$16		$15	$16	$15	$12	$28
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.20	%(f)	0.23%	0.23%	0.23%	0.22%	0.21%
Expenses before waivers and/or expense reimbursement	19.08	%(f)	19.92%	23.52%	44.91%	106.41%	41.69%
Net investment income (loss)	3.15	%(f)	3.28%	3.53%	1.41%	1.94%	2.78%
Portfolio turnover rate(g)	54%		29%	52%	45%	45%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 123

PGIM Target Date 2035 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.48		$11.79	$14.20	$11.51	$11.45	$11.72
Income (loss) from investment operations:
Net investment income (loss)	0.19	(b)	0.35	0.43	0.19	0.20	0.24
Net realized and unrealized gain (loss) on investment transactions	0.20	(c)	0.18	(1.13)	2.78	0.45	0.05
Total from investment operations	0.39		0.53	(0.70)	2.97	0.65	0.29
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.36)	(0.94)	(0.18)	(0.25)	(0.30)
Distributions from net realized gains	(0.14)		(0.48)	(0.77)	(0.10)	(0.34)	(0.26)
Total dividends and distributions	(0.46)		(0.84)	(1.71)	(0.28)	(0.59)	(0.56)
Net asset value, end of period	$11.41		$11.48	$11.79	$14.20	$11.51	$11.45
Total Return(d):	3.39%		5.26%	(6.08)%	26.09%	5.62%	3.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$942		$866	$542	$314	$147	$95
Average net assets (000)	$848		$658	$408	$219	$122	$69
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.10	%(f)	0.13%	0.13%	0.13%	0.12%	0.12%
Expenses before waivers and/or expense reimbursement	0.84	%(f)	0.97%	1.35%	3.46%	11.56%	17.68%
Net investment income (loss)	3.32	%(f)	3.21%	3.38%	1.47%	1.81%	2.16%
Portfolio turnover rate(g)	54%		29%	52%	45%	45%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.50		$11.80	$14.21	$11.52	$11.46	$11.74
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.39	0.49	0.21	0.22	0.24
Net realized and unrealized gain (loss) on investment transactions	0.19		0.17	(1.17)	2.77	0.45	0.05
Total from investment operations	0.38		0.56	(0.68)	2.98	0.67	0.29
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.38)	(0.96)	(0.19)	(0.27)	(0.31)
Distributions from net realized gains	(0.14)		(0.48)	(0.77)	(0.10)	(0.34)	(0.26)
Total dividends and distributions	(0.47)		(0.86)	(1.73)	(0.29)	(0.61)	(0.57)
Net asset value, end of period	$11.41		$11.50	$11.80	$14.21	$11.52	$11.46
Total Return(b):	3.35%		5.52%	(5.94)%	26.25%	5.77%	3.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,347		$50,643	$47,761	$53,243	$42,659	$24,312
Average net assets (000)	$45,073		$46,943	$54,250	$52,063	$28,765	$20,031
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.00	%(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.05	)%(e)	(0.02)%	(0.02)%	(0.02)%	(0.03)%	(0.03)%
Expenses before waivers and/or expense reimbursement	0.35	%(e)	0.35%	0.28%	0.28%	0.61%	0.81%
Net investment income (loss)	3.41	%(e)	3.53%	3.79%	1.66%	1.99%	2.14%
Portfolio turnover rate(f)	54%		29%	52%	45%	45%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 125

PGIM Target Date 2040 Fund

Schedule of Investments (unaudited)

as of January 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 98.3%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 44.3%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	124,347	$1,636,408
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	335,949	12,577,941
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	189,902	1,859,142

		16,073,491

Fixed Income — 28.3%
PGIM Core Conservative Bond Fund (Class R6)	206,516	1,788,429
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	275,666	1,822,152
PGIM TIPS Fund (Class R6)	363,335	3,088,352
PGIM Total Return Bond Fund (Class R6)	296,908	3,574,767

		10,273,700

International Equity — 25.7%
PGIM Global Real Estate Fund (Class R6)	98,657	1,816,274
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	160,797	1,723,747
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	434,524	5,796,548

		9,336,569

TOTAL LONG-TERM INVESTMENTS
(cost $33,534,900)		35,683,760

SHORT-TERM INVESTMENT 1.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $609,771)	609,771	609,771

TOTAL INVESTMENTS 100.0%
(cost $34,144,671)(wa)		36,293,531
Other assets in excess of liabilities 0.0%		4,349

NET ASSETS 100.0%		$36,297,880

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$16,073,491	$—	$—
Fixed Income	10,273,700	—	—
International Equity	9,336,569	—	—
Short-Term Investment
Affiliated Mutual Fund	609,771	—	—

Total	$36,293,531	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2024 were as follows:

Domestic Equity	44.3%
Fixed Income	28.3

International Equity	25.7%
Short Term	1.7

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Target Date Funds 127

PGIM Target Date 2040 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2024

Assets
Affiliated investments (cost $34,144,671)	$36,293,531
Receivable for investments sold	271,762
Receivable for Fund shares sold	37,162
Due from Manager	19,697
Prepaid expenses	862

Total Assets	36,623,014

Liabilities
Payable for investments purchased	301,162
Custodian and accounting fee payable	12,424
Accrued expenses and other liabilities	7,683
Payable for Fund shares purchased	2,305
Trustees’ fees payable	737
Affiliated transfer agent fee payable	434
Fund data services payable	251
Distribution fee payable	138

Total Liabilities	325,134

Net Assets	$36,297,880

Net assets were comprised of:
Shares of beneficial interest, at par	$3,007
Paid-in capital in excess of par	32,572,465
Total distributable earnings (loss)	3,722,408

Net assets, January 31, 2024	$36,297,880

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2024

Class R1

Net asset value, offering price and redemption price per share, ($59,179 ÷ 4,919 shares of beneficial interest issued and outstanding)	$12.03

Class R2

Net asset value, offering price and redemption price per share, ($233,364 ÷ 19,372 shares of beneficial interest issued and outstanding)	$12.05

Class R3

Net asset value, offering price and redemption price per share, ($772,015 ÷ 64,049 shares of beneficial interest issued and outstanding)	$12.05

Class R4

Net asset value, offering price and redemption price per share, ($72,988 ÷ 6,050 shares of beneficial interest issued and outstanding)	$12.06

Class R5

Net asset value, offering price and redemption price per share, ($7,749,484 ÷ 642,293 shares of beneficial interest issued and outstanding)	$12.07

Class R6

Net asset value, offering price and redemption price per share, ($27,410,850 ÷ 2,270,086 shares of beneficial interest issued and outstanding)	$12.07

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date Funds 129

PGIM Target Date 2040 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$754,658

Expenses
Management fee	3,221
Distribution fee(a)	786
Shareholder servicing fees(a)	91
Custodian and accounting fees	28,785
Professional fees	17,402
Registration fees(a)	9,296
Audit fee	9,165
Transfer agent’s fees and expenses (including affiliated expense of $1,259)(a)	7,545
Shareholders’ reports	5,282
Fund data services	5,273
Trustees’ fees	5,097
Miscellaneous	3,116

Total expenses	95,059
Less: Fee waiver and/or expense reimbursement(a)	(104,278)

Net expenses	(9,219)

Net investment income (loss)	763,877

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	4,175,504
Net capital gain distributions received	678,561

4,854,065

Net change in unrealized appreciation (depreciation) on investments	(4,068,419)

Net gain (loss) on investment transactions	785,646

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,549,523

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	136	290	360	—	—	—
Shareholder servicing fees	16	41	8	26	—	—
Registration fees	1,461	1,844	1,461	1,461	1,461	1,608
Transfer agent’s fees and expenses	120	552	29	79	5,502	1,263
Fee waiver and/or expense reimbursement	(1,644)	(2,638)	(2,128)	(1,625)	(17,066)	(79,177)

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$763,877	$1,462,665
Net realized gain (loss) on investment transactions	4,175,504	(558,940)
Net capital gain distributions received	678,561	1,025,759
Net change in unrealized appreciation (depreciation) on investments	(4,068,419)	1,095,367

Net increase (decrease) in net assets resulting from operations	1,549,523	3,024,851

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,885)	(3,352)
Class R2	(8,256)	(14,361)
Class R3	(26,987)	(50,923)
Class R4	(2,615)	(5,003)
Class R5	(288,305)	(544,043)
Class R6	(1,518,675)	(3,173,946)

	(1,846,723)	(3,791,628)

Fund share transactions
Net proceeds from shares sold	4,941,834	5,436,207
Net asset value of shares issued in reinvestment of dividends and distributions	1,846,647	3,791,628
Cost of shares purchased	(16,669,206)	(7,368,139)

Net increase (decrease) in net assets from Fund share transactions	(9,880,725)	1,859,696

Total increase (decrease)	(10,177,925)	1,092,919

Net Assets:

Beginning of period	46,475,805	45,382,886

End of period	$36,297,880	$46,475,805

See Notes to Financial Statements.

PGIM Target Date Funds 131

PGIM Target Date 2040 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.07		$12.34	$14.54	$11.53	$11.61	$11.83
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.29	0.38	0.10	0.14	0.15
Net realized and unrealized gain (loss) on investment transactions	0.20		0.37	(1.26)	3.11	0.33	0.05
Total from investment operations	0.36		0.66	(0.88)	3.21	0.47	0.20
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.32)	(0.91)	(0.11)	(0.18)	(0.24)
Distributions from net realized gains	(0.20)		(0.61)	(0.41)	(0.09)	(0.37)	(0.18)
Total dividends and distributions	(0.40)		(0.93)	(1.32)	(0.20)	(0.55)	(0.42)
Net asset value, end of period	$12.03		$12.07	$12.34	$14.54	$11.53	$11.61
Total Return(b):	2.96%		6.22%	(7.02)%	28.07%	3.95%	2.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$59		$52	$39	$34	$22	$16
Average net assets (000)	$54		$44	$37	$28	$18	$14
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67	%(d)	0.70%	0.70%	0.69%	0.69%	0.70%
Expenses before waivers and/or expense reimbursement	6.70	%(d)	7.99%	11.02%	24.36%	73.98%	83.37%
Net investment income (loss)	2.68	%(d)	2.49%	2.81%	0.78%	1.29%	1.31%
Portfolio turnover rate(e)	60%		31%	54%	41%	44%	26%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.10		$12.36	$14.57	$11.55	$11.63	$11.84
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.31	0.59	0.14	0.18	0.17
Net realized and unrealized gain (loss) on investment transactions	0.21		0.38	(1.45)	3.11	0.32	0.07
Total from investment operations	0.38		0.69	(0.86)	3.25	0.50	0.24
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.34)	(0.94)	(0.14)	(0.21)	(0.27)
Distributions from net realized gains	(0.20)		(0.61)	(0.41)	(0.09)	(0.37)	(0.18)
Total dividends and distributions	(0.43)		(0.95)	(1.35)	(0.23)	(0.58)	(0.45)
Net asset value, end of period	$12.05		$12.10	$12.36	$14.57	$11.55	$11.63
Total Return(b):	3.11%		6.52%	(6.85)%	28.40%	4.18%	2.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$233		$238	$169	$5,733	$3,501	$2,424
Average net assets (000)	$231		$192	$4,165	$4,508	$2,845	$1,689
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.42	%(d)	0.45%	0.45%	0.44%	0.44%	0.45%
Expenses before waivers and/or expense reimbursement	2.70	%(d)	2.88%	0.83%	0.94%	1.61%	2.02%
Net investment income (loss)	2.85	%(d)	2.66%	4.25%	1.02%	1.57%	1.50%
Portfolio turnover rate(e)	60%		31%	54%	41%	44%	26%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 133

PGIM Target Date 2040 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.11		$12.38	$14.59	$11.57	$11.64	$11.86
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.33	0.40	0.16	0.19	0.16
Net realized and unrealized gain (loss) on investment transactions	0.20		0.38	(1.23)	3.11	0.34	0.09
Total from investment operations	0.38		0.71	(0.83)	3.27	0.53	0.25
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.37)	(0.97)	(0.16)	(0.23)	(0.29)
Distributions from net realized gains	(0.20)		(0.61)	(0.41)	(0.09)	(0.37)	(0.18)
Total dividends and distributions	(0.44)		(0.98)	(1.38)	(0.25)	(0.60)	(0.47)
Net asset value, end of period	$12.05		$12.11	$12.38	$14.59	$11.57	$11.64
Total Return(b):	3.17%		6.67%	(6.69)%	28.52%	4.42%	2.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$772		$722	$627	$3,617	$2,187	$1,491
Average net assets (000)	$715		$641	$662	$2,996	$1,720	$915
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.27	%(d)	0.30%	0.30%	0.29%	0.29%	0.30%
Expenses before waivers and/or expense reimbursement	0.86	%(d)	0.92%	0.95%	0.85%	1.76%	2.43%
Net investment income (loss)	3.04	%(d)	2.90%	3.00%	1.23%	1.69%	1.42%
Portfolio turnover rate(e)	60%		31%	54%	41%	44%	26%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.13		$12.40	$14.60	$11.58	$11.65	$11.87
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.36 (b)	0.42	0.17	0.21	0.25
Net realized and unrealized gain (loss) on investment transactions	0.20		0.36 (c)	(1.23)	3.11	0.33	0.01
Total from investment operations	0.39		0.72	(0.81)	3.28	0.54	0.26
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.38)	(0.98)	(0.17)	(0.24)	(0.30)
Distributions from net realized gains	(0.20)		(0.61)	(0.41)	(0.09)	(0.37)	(0.18)
Total dividends and distributions	(0.46)		(0.99)	(1.39)	(0.26)	(0.61)	(0.48)
Net asset value, end of period	$12.06		$12.13	$12.40	$14.60	$11.58	$11.65
Total Return(d):	3.17%		6.77%	(6.53)%	28.61%	4.52%	2.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$73		$67	$50	$34	$17	$12
Average net assets (000)	$67		$59	$42	$26	$13	$35
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.17	%(f)	0.20%	0.20%	0.19%	0.19%	0.20%
Expenses before waivers and/or expense reimbursement	4.97	%(f)	5.64%	9.44%	26.10%	98.42%	33.44%
Net investment income (loss)	3.14	%(f)	3.08%	3.13%	1.25%	1.84%	2.14%
Portfolio turnover rate(g)	60%		31%	54%	41%	44%	26%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 135

PGIM Target Date 2040 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.14		$12.41	$14.61	$11.58	$11.65	$11.88
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.36	0.47	0.18	0.24	0.22
Net realized and unrealized gain (loss) on investment transactions	0.21		0.37	(1.27)	3.12	0.31	0.04
Total from investment operations	0.40		0.73	(0.80)	3.30	0.55	0.26
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.39)	(0.99)	(0.18)	(0.25)	(0.31)
Distributions from net realized gains	(0.20)		(0.61)	(0.41)	(0.09)	(0.37)	(0.18)
Total dividends and distributions	(0.47)		(1.00)	(1.40)	(0.27)	(0.62)	(0.49)
Net asset value, end of period	$12.07		$12.14	$12.41	$14.61	$11.58	$11.65
Total Return(b):	3.27%		6.89%	(6.43)%	28.81%	4.61%	2.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,749		$7,404	$6,697	$7,393	$6,114	$6,056
Average net assets (000)	$7,317		$6,691	$7,073	$6,748	$5,963	$5,822
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.07	%(d)	0.10%	0.10%	0.09%	0.09%	0.10%
Expenses before waivers and/or expense reimbursement	0.53	%(d)	0.56%	0.46%	0.53%	1.01%	1.18%
Net investment income (loss)	3.23	%(d)	3.10%	3.43%	1.39%	2.09%	1.94%
Portfolio turnover rate(e)	60%		31%	54%	41%	44%	26%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.15		$12.42	$14.63	$11.59	$11.66	$11.89
Income (loss) from investment operations:
Net investment income (loss)	0.21	(b)	0.39 (b)	0.49	0.20	0.22	0.23
Net realized and unrealized gain (loss) on investment transactions	0.19	(c)	0.36 (c)	(1.27)	3.13	0.35	0.05
Total from investment operations	0.40		0.75	(0.78)	3.33	0.57	0.28
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.41)	(1.02)	(0.20)	(0.27)	(0.33)
Distributions from net realized gains	(0.20)		(0.61)	(0.41)	(0.09)	(0.37)	(0.18)
Total dividends and distributions	(0.48)		(1.02)	(1.43)	(0.29)	(0.64)	(0.51)
Net asset value, end of period	$12.07		$12.15	$12.42	$14.63	$11.59	$11.66
Total Return(d):	3.32%		7.06%	(6.35)%	29.05%	4.67%	3.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,411		$37,993	$37,802	$43,332	$31,333	$17,752
Average net assets (000)	$36,112		$36,923	$45,103	$41,893	$20,948	$15,067
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement(f)	0.00	%(g)	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.08	)%(g)	(0.05)%	(0.05)%	(0.06)%	(0.06)%	(0.05)%
Expenses before waivers and/or expense reimbursement	0.36	%(g)	0.38%	0.27%	0.30%	0.70%	0.91%
Net investment income (loss)	3.46	%(g)	3.33%	3.58%	1.54%	1.96%	2.01%
Portfolio turnover rate(h)	60%		31%	54%	41%	44%	26%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

See Notes to Financial Statements.

PGIM Target Date Funds 137

PGIM Target Date 2040 Fund

Financial Highlights (unaudited) (continued)

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Schedule of Investments (unaudited)

as of January 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS

Domestic Equity — 47.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	81,701	$1,075,188
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	213,070	7,977,334
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	140,692	1,377,377

		10,429,899

Fixed Income — 22.7%
PGIM Core Conservative Bond Fund (Class R6)	99,966	865,707
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	161,204	1,065,559
PGIM TIPS Fund (Class R6)	137,009	1,164,576
PGIM Total Return Bond Fund (Class R6)	158,553	1,908,975

		5,004,817

International Equity — 30.0%
PGIM Global Real Estate Fund (Class R6)	60,097	1,106,381
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	130,737	1,401,498
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	309,524	4,129,053

		6,636,932

TOTAL LONG-TERM INVESTMENTS (cost $20,386,497)		22,071,648

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $17,355)	17,355	17,355

TOTAL INVESTMENTS 100.0% (cost $20,403,852)(wa)		22,089,003
Other assets in excess of liabilities 0.0%		418

NET ASSETS 100.0%		$22,089,421

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Target Date Funds 139

PGIM Target Date 2045 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$10,429,899	$—	$—
Fixed Income	5,004,817	—	—
International Equity	6,636,932	—	—
Short-Term Investment
Affiliated Mutual Fund	17,355	—	—

Total	$22,089,003	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2024 were as follows:

Domestic Equity	47.2%
International Equity	30.0

Fixed Income	22.7%
Short Term	0.1

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2024

Assets

Affiliated investments (cost $20,403,852)	$22,089,003
Receivable for investments sold	163,597
Receivable for Fund shares sold	28,313
Due from Manager	18,353
Prepaid expenses	859

Total Assets	22,300,125

Liabilities

Payable for investments purchased	192,429
Custodian and accounting fees payable	12,594
Accrued expenses and other liabilities	3,866
Trustees’ fees payable	764
Payable for Fund shares purchased	494
Affiliated transfer agent fee payable	460
Distribution fee payable	97

Total Liabilities	210,704

Net Assets	$22,089,421

Net assets were comprised of:
Shares of beneficial interest, at par	$1,863
Paid-in capital in excess of par	19,196,566
Total distributable earnings (loss)	2,890,992

Net assets, January 31, 2024	$22,089,421

See Notes to Financial Statements.

PGIM Target Date Funds 141

PGIM Target Date 2045 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2024

Class R1

Net asset value, offering price and redemption price per share, ($16,981 ÷ 1,438 shares of beneficial interest issued and outstanding)	$11.81

Class R2

Net asset value, offering price and redemption price per share, ($420,397 ÷ 35,564 shares of beneficial interest issued and outstanding)	$11.82

Class R3

Net asset value, offering price and redemption price per share, ($27,775 ÷ 2,349 shares of beneficial interest issued and outstanding)	$11.82

Class R4

Net asset value, offering price and redemption price per share, ($45,702 ÷ 3,867 shares of beneficial interest issued and outstanding)	$11.82

Class R5

Net asset value, offering price and redemption price per share, ($1,040,945 ÷ 87,944 shares of beneficial interest issued and outstanding)	$11.84

Class R6

Net asset value, offering price and redemption price per share, ($20,537,621 ÷ 1,732,321 shares of beneficial interest issued and outstanding)	$11.86

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$532,650

Expenses
Management fee	2,287
Distribution fee(a)	531
Shareholder servicing fees(a)	13
Custodian and accounting fees	28,969
Professional fees	17,398
Registration fees(a)	9,665
Audit fee	9,165
Fund data services	5,273
Trustees’ fees	5,017
Shareholders’ reports	4,949
Transfer agent’s fees and expenses (including affiliated expense of $1,312)(a)	2,795
Miscellaneous	3,066

Total expenses	89,128
Less: Fee waiver and/or expense reimbursement(a)	(101,651)

Net expenses	(12,523)

Net investment income (loss)	545,173

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	3,178,504
Net capital gain distributions received	526,584

3,705,088

Net change in unrealized appreciation (depreciation) on investments	(3,184,383)

Net gain (loss) on investment transactions	520,705

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,065,878

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	40	478	13	—	—	—
Shareholder servicing fees	—	—	—	13	—	—
Registration fees	1,461	1,910	1,461	1,712	1,461	1,660
Transfer agent’s fees and expenses	32	532	20	105	843	1,263
Fee waiver and/or expense reimbursement	(1,518)	(3,083)	(1,525)	(1,907)	(4,490)	(89,128)

See Notes to Financial Statements.

PGIM Target Date Funds 143

PGIM Target Date 2045 Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$545,173	$927,974
Net realized gain (loss) on investment transactions	3,178,504	(435,172)
Net capital gain distributions received	526,584	801,368
Net change in unrealized appreciation (depreciation) on investments	(3,184,383)	1,316,879

Net increase (decrease) in net assets resulting from operations	1,065,878	2,611,049

Dividends and Distributions
Distributions from distributable earnings
Class R1	(522)	(956)
Class R2	(13,466)	(20,461)
Class R3	(955)	(2,413)
Class R4	(1,616)	(2,730)
Class R5	(39,119)	(52,147)
Class R6	(1,243,152)	(2,127,813)

	(1,298,830)	(2,206,520)

Fund share transactions
Net proceeds from shares sold	2,607,527	4,822,602
Net asset value of shares issued in reinvestment of dividends and distributions	1,298,626	2,206,337
Cost of shares purchased	(15,366,093)	(4,710,185)

Net increase (decrease) in net assets from Fund share transactions	(11,459,940)	2,318,754

Total increase (decrease)	(11,692,892)	2,723,283

Net Assets:

Beginning of period	33,782,313	31,059,030

End of period	$22,089,421	$33,782,313

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.84		$11.79	$14.56	$11.34	$11.47	$11.91
Income (loss) from investment operations:
Net investment income (loss)	0.15	(b)	0.25	0.32	0.09	0.17	0.14
Net realized and unrealized gain (loss) on investment transactions	0.19	(c)	0.53	(1.25)	3.32	0.27	(0.04)
Total from investment operations	0.34		0.78	(0.93)	3.41	0.44	0.10
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.17)	(0.90)	(0.11)	(0.18)	(0.24)
Distributions from net realized gains	(0.19)		(0.56)	(0.94)	(0.08)	(0.39)	(0.30)
Total dividends and distributions	(0.37)		(0.73)	(1.84)	(0.19)	(0.57)	(0.54)
Net asset value, end of period	$11.81		$11.84	$11.79	$14.56	$11.34	$11.47
Total Return(d) :	2.92%		7.45%	(7.75)%	30.36%	3.66%	1.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17		$16	$15	$19	$14	$13
Average net assets (000)	$16		$15	$18	$17	$13	$12
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.66	%(f)	0.68%	0.68%	0.68%	0.68%	0.69%
Expenses before waivers and/or expense reimbursement	19.44	%(f)	20.73%	21.60%	40.37%	98.28%	96.93%
Net investment income (loss)	2.63	%(f)	2.23%	2.44%	0.69%	1.54%	1.26%
Portfolio turnover rate(g)	59%		29%	50%	38%	47%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 145

PGIM Target Date 2045 Fund

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$11.86		$11.81	$14.59	$11.36	$11.49	$11.94
Income (loss) from investment operations:
Net investment income (loss)	0.17	(b)	0.26	0.33	0.11	0.03	0.09
Net realized and unrealized gain (loss) on investment transactions	0.19	(c)	0.55	(1.24)	3.34	0.44	0.03
Total from investment operations	0.36		0.81	(0.91)	3.45	0.47	0.12
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.20)	(0.93)	(0.14)	(0.21)	(0.27)
Distributions from net realized gains	(0.19)		(0.56)	(0.94)	(0.08)	(0.39)	(0.30)
Total dividends and distributions	(0.40)		(0.76)	(1.87)	(0.22)	(0.60)	(0.57)
Net asset value, end of period	$11.82		$11.86	$11.81	$14.59	$11.36	$11.49
Total Return(d) :	3.09%		7.73%	(7.56)%	30.67%	3.92%	1.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$420		$374	$316	$341	$220	$98
Average net assets (000)	$380		$326	$369	$235	$152	$58
Ratios to average net assets(e) :
Expenses after waivers and/or expense reimbursement	0.41	%(f)	0.43%	0.43%	0.43%	0.43%	0.44%
Expenses before waivers and/or expense reimbursement	2.02	%(f)	2.22%	2.07%	3.78%	10.18%	21.72%
Net investment income (loss)	2.90	%(f)	2.37%	2.53%	0.83%	0.24%	0.78%
Portfolio turnover rate(g)	59%		29%	50%	38%	47%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$11.87		$11.82	$14.60	$11.37	$11.50	$11.94
Income (loss) from investment operations:
Net investment income (loss)	0.18	(b)	0.34	0.07	0.14	0.21	0.18
Net realized and unrealized gain (loss) on investment transactions	0.19	(c)	0.49	(0.96)	3.33	0.28	(0.03)
Total from investment operations	0.37		0.83	(0.89)	3.47	0.49	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.22)	(0.95)	(0.16)	(0.23)	(0.29)
Distributions from net realized gains	(0.19)		(0.56)	(0.94)	(0.08)	(0.39)	(0.30)
Total dividends and distributions	(0.42)		(0.78)	(1.89)	(0.24)	(0.62)	(0.59)
Net asset value, end of period	$11.82		$11.87	$11.82	$14.60	$11.37	$11.50
Total Return(d) :	3.14%		7.90%	(7.43)%	30.83%	4.07%	2.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28		$27	$36	$12,568	$8,750	$7,639
Average net assets (000)	$26		$30	$301	$10,686	$7,880	$6,657
Ratios to average net assets(e) :
Expenses after waivers and/or expense reimbursement	0.26	%(f)	0.28%	0.28%	0.28%	0.28%	0.29%
Expenses before waivers and/or expense reimbursement	11.80	%(f)	10.50%	2.13%	0.81%	1.51%	1.80%
Net investment income (loss)	3.03	%(f)	3.08%	0.58%	1.07%	1.90%	1.58%
Portfolio turnover rate(g)	59%		29%	50%	38%	47%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 147

PGIM Target Date 2045 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$11.87		$11.83	$14.61	$11.37	$11.50	$11.95
Income (loss) from investment operations:
Net investment income (loss)	0.17	(b)	0.27	0.38	0.16	0.22	0.23
Net realized and unrealized gain (loss) on investment transactions	0.21	(c)	0.56	(1.25)	3.33	0.28	(0.08)
Total from investment operations	0.38		0.83	(0.87)	3.49	0.50	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.23)	(0.97)	(0.17)	(0.24)	(0.30)
Distributions from net realized gains	(0.19)		(0.56)	(0.94)	(0.08)	(0.39)	(0.30)
Total dividends and distributions	(0.43)		(0.79)	(1.91)	(0.25)	(0.63)	(0.60)
Net asset value, end of period	$11.82		$11.87	$11.83	$14.61	$11.37	$11.50
Total Return(d) :	3.24%		7.93%	(7.31)%	31.03%	4.19%	2.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46		$61	$46	$42	$32	$31
Average net assets (000)	$47		$48	$42	$37	$30	$217
Ratios to average net assets(e) :
Expenses after waivers and/or expense reimbursement	0.16	%(f)	0.18%	0.18%	0.18%	0.18%	0.20%
Expenses before waivers and/or expense reimbursement	8.31	%(f)	8.10%	9.50%	18.71%	44.47%	6.89%
Net investment income (loss)	2.95	%(f)	2.38%	2.88%	1.19%	2.02%	2.01%
Portfolio turnover rate(g)	59%		29%	50%	38%	47%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Financial Highlights  (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$11.90		$11.85	$14.63	$11.39	$11.51	$11.96
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.32	0.39	0.17	0.16	0.18
Net realized and unrealized gain (loss) on investment transactions	0.19		0.54	(1.25)	3.33	0.36	(0.02)
Total from investment operations	0.38		0.86	(0.86)	3.50	0.52	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.25)	(0.98)	(0.18)	(0.25)	(0.31)
Distributions from net realized gains	(0.19)		(0.56)	(0.94)	(0.08)	(0.39)	(0.30)
Total dividends and distributions	(0.44)		(0.81)	(1.92)	(0.26)	(0.64)	(0.61)
Net asset value, end of period	$11.84		$11.90	$11.85	$14.63	$11.39	$11.51
Total Return(b) :	3.24%		8.13%	(7.20)%	31.10%	4.34%	2.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,041		$970	$786	$650	$407	$174
Average net assets (000)	$1,004		$812	$703	$525	$265	$101
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.06	%(d)	0.08%	0.08%	0.08%	0.08%	0.09%
Expenses before waivers and/or expense reimbursement	0.95	%(d)	1.06%	1.11%	1.84%	6.12%	12.95%
Net investment income (loss)	3.34	%(d)	2.83%	2.96%	1.27%	1.48%	1.62%
Portfolio turnover rate(e)	59%		29%	50%	38%	47%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 149

PGIM Target Date 2045 Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$11.92		$11.87	$14.66	$11.41	$11.53	$11.99
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.34	0.42	0.18	0.21	0.22
Net realized and unrealized gain (loss) on investment transactions	0.20		0.53	(1.27)	3.35	0.32	(0.05)
Total from investment operations	0.40		0.87	(0.85)	3.53	0.53	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.26)	(1.00)	(0.20)	(0.26)	(0.33)
Distributions from net realized gains	(0.19)		(0.56)	(0.94)	(0.08)	(0.39)	(0.30)
Total dividends and distributions	(0.46)		(0.82)	(1.94)	(0.28)	(0.65)	(0.63)
Net asset value, end of period	$11.86		$11.92	$11.87	$14.66	$11.41	$11.53
Total Return(b) :	3.38%		8.28%	(7.12)%	31.31%	4.49%	2.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,538		$32,334	$29,859	$32,739	$20,178	$9,601
Average net assets (000)	$29,854		$29,647	$34,127	$28,077	$11,758	$8,229
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement(d)	0.00	%(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.09	)%(e)	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.06)%
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.53%	0.42%	0.42%	1.11%	1.43%
Net investment income (loss)	3.47	%(e)	3.02%	3.17%	1.40%	1.89%	1.99%
Portfolio turnover rate(f)	59%		29%	50%	38%	47%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Schedule of Investments  (unaudited)

as of January 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 50.5%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	53,209	$700,235
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	134,696	5,043,005
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	110,098	1,077,862

		6,821,102

Fixed Income — 15.4%
PGIM Core Conservative Bond Fund (Class R6)	28,445	246,334
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	82,179	543,203
PGIM TIPS Fund (Class R6)	29,014	246,622
PGIM Total Return Bond Fund (Class R6)	86,423	1,040,536

		2,076,695

International Equity — 34.0%
PGIM Global Real Estate Fund (Class R6)	36,763	676,799
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	98,005	1,050,613
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	214,537	2,861,921

		4,589,333

TOTAL LONG-TERM INVESTMENTS (cost $12,323,285)		13,487,130

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $14,248)	14,248	14,248

TOTAL INVESTMENTS 100.0%
(cost $12,337,533)(wa)		13,501,378
Liabilities in excess of other assets (0.0)%		(3,283)

NET ASSETS 100.0%		$13,498,095

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Target Date Funds 151

PGIM Target Date 2050 Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2024

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$6,821,102	$—	$—
Fixed Income	2,076,695	—	—
International Equity	4,589,333	—	—
Short-Term Investment
Affiliated Mutual Fund	14,248	—	—

Total	$13,501,378	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2024 were as follows:

Domestic Equity	50.5%
International Equity	34.0

Fixed Income	15.4%
Short Term	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2024

Assets

Affiliated investments (cost $12,337,533)	$13,501,378

Receivable for investments sold	196,371

Due from Manager	17,584

Receivable for Fund shares sold	17,378

Prepaid expenses	857

Total Assets	13,733,568

Liabilities

Payable for Fund shares purchased	115,648

Payable for investments purchased	98,538

Custodian and accounting fees payable	12,527

Accrued expenses and other liabilities	7,387

Trustees’ fees payable	806

Affiliated transfer agent fee payable	441

Distribution fee payable	126

Total Liabilities	235,473

Net Assets	$13,498,095

Net assets were comprised of:
Shares of beneficial interest, at par	$1,090
Paid-in capital in excess of par	11,090,516
Total distributable earnings (loss)	2,406,489

Net assets, January 31, 2024	$13,498,095

See Notes to Financial Statements.

PGIM Target Date Funds 153

PGIM Target Date 2050 Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of January 31, 2024

Class R1

Net asset value, offering price and redemption price per share, ($66,501 ÷ 5,394 shares of beneficial interest issued and outstanding)	$12.33

Class R2

Net asset value, offering price and redemption price per share, ($458,460 ÷ 37,075 shares of beneficial interest issued and outstanding)	$12.37

Class R3

Net asset value, offering price and redemption price per share, ($20,924 ÷ 1,692 shares of beneficial interest issued and outstanding)	$12.37

Class R4

Net asset value, offering price and redemption price per share, ($107,337 ÷ 8,696 shares of beneficial interest issued and outstanding)	$12.34

Class R5

Net asset value, offering price and redemption price per share, ($1,786,243 ÷ 144,452 shares of beneficial interest issued and outstanding)	$12.37

Class R6

Net asset value, offering price and redemption price per share, ($11,058,630 ÷ 892,221 shares of beneficial interest issued and outstanding)	$12.39

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$351,782

Expenses
Management fee	1,544
Distribution fee(a)	699
Shareholder servicing fees(a)	68
Custodian and accounting fees	28,932
Professional fees	16,843
Registration fees(a)	11,603
Audit fee	9,165
Shareholders’ reports	5,490
Fund data services	5,273
Trustees’ fees	4,998
Transfer agent’s fees and expenses (including affiliated expense of $ 1,309)(a)	3,255
Miscellaneous	3,106

Total expenses	90,976
Less: Fee waiver and/or expense reimbursement(a)	(98,339)

Net expenses	(7,363)

Net investment income (loss)	359,145

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	2,225,051
Net capital gain distributions received	374,559

2,599,610

Net change in unrealized appreciation (depreciation) on investments	(2,283,424)

Net gain (loss) on investment transactions	316,186

Net Increase (Decrease) In Net Assets Resulting From Operations	$675,331

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	151	538	10	—	—	—
Shareholder servicing fees	18	9	1	40	—	—
Registration fees	1,795	2,522	1,798	1,798	1,796	1,894
Transfer agent’s fees and expenses	83	781	83	115	1,086	1,107
Fee waiver and/or expense reimbursement	(2,073)	(4,569)	(1,938)	(2,245)	(8,276)	(79,238)

See Notes to Financial Statements.

PGIM Target Date Funds 155

PGIM Target Date 2050 Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$359,145	$557,046
Net realized gain (loss) on investment transactions	2,225,051	(196,042)
Net capital gain distributions received	374,559	539,460
Net change in unrealized appreciation (depreciation) on investments	(2,283,424)	980,100

Net increase (decrease) in net assets resulting from operations	675,331	1,880,564

Dividends and Distributions
Distributions from distributable earnings
Class R1	(2,115)	(3,554)
Class R2	(15,550)	(25,559)
Class R3	(735)	(1,194)
Class R4	(3,912)	(7,035)
Class R5	(61,726)	(92,260)
Class R6	(788,811)	(1,466,047)

	(872,849)	(1,595,649)

Fund share transactions
Net proceeds from shares sold	1,919,851	3,369,827
Net asset value of shares issued in reinvestment of dividends and distributions	872,849	1,595,649
Cost of shares purchased	(11,354,118)	(2,997,332)

Net increase (decrease) in net assets from Fund share transactions	(8,561,418)	1,968,144

Total increase (decrease)	(8,758,936)	2,253,059

Net Assets:

Beginning of period	22,257,031	20,003,972

End of period	$13,498,095	$22,257,031

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.38		$12.32		$14.87	$11.49	$11.59	$11.92
Income (loss) from investment operations:
Net investment income (loss)	0.16	(b)	0.23		0.30	0.07	0.08	0.13
Net realized and unrealized gain (loss) on investment transactions	0.20	(c)	0.71		(1.36)	3.51	0.31	(0.02)
Total from investment operations	0.36		0.94		(1.06)	3.58	0.39	0.11
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.15)		(0.91)	(0.12)	(0.19)	(0.25)
Distributions from net realized gains	(0.20)		(0.73)		(0.58)	(0.08)	(0.30)	(0.19)
Total dividends and distributions	(0.41)		(0.88)		(1.49)	(0.20)	(0.49)	(0.44)
Net asset value, end of period	$12.33		$12.38		$12.32	$14.87	$11.49	$11.59
Total Return(d):	2.93%		8.56%		(8.23)%	31.41%	3.24%	1.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$67		$59		$47	$44	$33	$166
Average net assets (000)	$60		$50		$46	$37	$54	$145
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.65	%(f)	0.68	%(g)	0.68%	0.67%	0.67%	0.68%
Expenses before waivers and/or expense reimbursement	7.49	%(f)	7.54%		9.34%	18.74%	26.33%	11.03%
Net investment income (loss)	2.69	%(f)	1.98%		2.18%	0.55%	0.69%	1.11%
Portfolio turnover rate(h)	59%		26%		59%	39%	42%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 157

PGIM Target Date 2050 Fund

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.43		$12.36		$14.90	$11.51	$11.59	$11.93
Income (loss) from investment operations:
Net investment income (loss)	0.17	(b)	0.25		0.50	0.11	0.17	0.15
Net realized and unrealized gain (loss) on investment transactions	0.21	(c)	0.71		(1.51)	3.51	0.26	(0.03)
Total from investment operations	0.38		0.96		(1.01)	3.62	0.43	0.12
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.16)		(0.95)	(0.15)	(0.21)	(0.27)
Distributions from net realized gains	(0.20)		(0.73)		(0.58)	(0.08)	(0.30)	(0.19)
Total dividends and distributions	(0.44)		(0.89)		(1.53)	(0.23)	(0.51)	(0.46)
Net asset value, end of period	$12.37		$12.43		$12.36	$14.90	$11.51	$11.59
Total Return(d):	3.08%		8.80%		(7.92)%	31.72%	3.53%	1.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$458		$444		$337	$5,209	$3,110	$1,951
Average net assets (000)	$428		$370		$3,647	$4,026	$2,447	$1,348
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.40	%(f)	0.43	%(g)	0.43%	0.42%	0.42%	0.43%
Expenses before waivers and/or expense reimbursement	2.52	%(f)	2.81%		1.15%	1.28%	2.57%	3.75%
Net investment income (loss)	2.88	%(f)	2.15%		3.51%	0.81%	1.53%	1.33%
Portfolio turnover rate(h)	59%		26%		59%	39%	42%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.44		$12.38		$14.93	$11.53	$11.61	$11.95
Income (loss) from investment operations:
Net investment income (loss)	0.19	(b)	0.28		0.06	0.13	0.16	0.14
Net realized and unrealized gain (loss) on investment transactions	0.20	(c)	0.70		(1.06)	3.51	0.28	- (d)
Total from investment operations	0.39		0.98		(1.00)	3.64	0.44	0.14
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.19)		(0.97)	(0.16)	(0.22)	(0.29)
Distributions from net realized gains	(0.20)		(0.73)		(0.58)	(0.08)	(0.30)	(0.19)
Total dividends and distributions	(0.46)		(0.92)		(1.55)	(0.24)	(0.52)	(0.48)
Net asset value, end of period	$12.37		$12.44		$12.38	$14.93	$11.53	$11.61
Total Return(e):	3.13%		8.99%		(7.83)%	31.93%	3.65%	2.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21		$19		$15	$4,071	$2,212	$1,074
Average net assets (000)	$19		$16		$81	$3,123	$1,564	$655
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.25	%(g)	0.28	%(h)	0.27%	0.27%	0.27%	0.28%
Expenses before waivers and/or expense reimbursement	20.32	%(g)	19.74%		5.80%	1.15%	2.70%	4.43%
Net investment income (loss)	3.07	%(g)	2.37%		0.52%	0.97%	1.45%	1.22%
Portfolio turnover rate(i)	59%		26%		59%	39%	42%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.

See Notes to Financial Statements.

PGIM Target Date Funds 159

PGIM Target Date 2050 Fund

Financial Highlights  (unaudited) (continued)

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.42		$12.36		$14.91	$11.51	$11.59	$11.95
Income (loss) from investment operations:
Net investment income (loss)	0.19	(b)	0.28		0.13	0.15	0.22	1.53
Net realized and unrealized gain (loss) on investment transactions	0.20	(c)	0.72		(1.12)	3.50	0.24	(1.40)
Total from investment operations	0.39		1.00		(0.99)	3.65	0.46	0.13
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.21)		(0.98)	(0.17)	(0.24)	(0.30)
Distributions from net realized gains	(0.20)		(0.73)		(0.58)	(0.08)	(0.30)	(0.19)
Total dividends and distributions	(0.47)		(0.94)		(1.56)	(0.25)	(0.54)	(0.49)
Net asset value, end of period	$12.34		$12.42		$12.36	$14.91	$11.51	$11.59
Total Return(d):	3.16%		9.12%		(7.79)%	32.10%	3.81%	1.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$107		$100		$89	$17	$13	$12
Average net assets (000)	$99		$95		$59	$15	$12	$68
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.15	%(f)	0.18	%(g)	0.18%	0.17%	0.17%	0.19%
Expenses before waivers and/or expense reimbursement	4.64	%(f)	4.14%		7.09%	43.52%	106.71%	19.83%
Net investment income (loss)	3.17	%(f)	2.43%		0.98%	1.12%	1.94%	13.14%
Portfolio turnover rate(h)	59%		26%		59%	39%	42%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 161

PGIM Target Date 2050 Fund

Financial Highlights  (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.45		$12.39		$14.94	$11.54	$11.62	$11.96
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.30		0.39	0.16	0.24	0.20
Net realized and unrealized gain (loss) on investment transactions	0.20		0.71		(1.36)	3.51	0.23	(0.03)
Total from investment operations	0.40		1.01		(0.97)	3.67	0.47	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.22)		(1.00)	(0.19)	(0.25)	(0.32)
Distributions from net realized gains	(0.20)		(0.73)		(0.58)	(0.08)	(0.30)	(0.19)
Total dividends and distributions	(0.48)		(0.95)		(1.58)	(0.27)	(0.55)	(0.51)
Net asset value, end of period	$12.37		$12.45		$12.39	$14.94	$11.54	$11.62
Total Return(b):	3.25%		9.22%		(7.63)%	32.13%	3.90%	2.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,786		$1,446		$1,170	$1,149	$778	$732
Average net assets (000)	$1,559		$1,226		$1,196	$950	$725	$608
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.05	%(d)	0.08	%(e)	0.08%	0.07%	0.07%	0.08%
Expenses before waivers and/or expense reimbursement	1.11	%(d)	1.20%		1.03%	1.44%	3.47%	4.47%
Net investment income (loss)	3.24	%(d)	2.55%		2.87%	1.19%	2.11%	1.73%
Portfolio turnover rate(f)	59%		26%		59%	39%	42%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.48		$12.43		$14.98	$11.57	$11.64	$11.99
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.33		0.41	0.18	0.24	0.20
Net realized and unrealized gain (loss) on investment transactions	0.20		0.69		(1.36)	3.52	0.26	(0.03)
Total from investment operations	0.41		1.02		(0.95)	3.70	0.50	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.24)		(1.02)	(0.21)	(0.27)	(0.33)
Distributions from net realized gains	(0.20)		(0.73)		(0.58)	(0.08)	(0.30)	(0.19)
Total dividends and distributions	(0.50)		(0.97)		(1.60)	(0.29)	(0.57)	(0.52)
Net asset value, end of period	$12.39		$12.48		$12.43	$14.98	$11.57	$11.64
Total Return(b):	3.30%		9.29%		(7.47)%	32.33%	4.11%	2.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,059		$20,189		$18,346	$18,291	$13,037	$7,037
Average net assets (000)	$18,731		$18,311		$20,531	$17,795	$8,309	$5,316
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.00	%(e)	0.00	%(f)	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.09	)%(e)	(0.07	)%(f)	(0.07)%	(0.08)%	(0.08)%	(0.07)%
Expenses before waivers and/or expense reimbursement	0.75	%(e)	0.81%		0.58%	0.63%	1.67%	2.60%
Net investment income (loss)	3.45	%(e)	2.81%		2.98%	1.33%	2.13%	1.75%
Portfolio turnover rate(g)	59%		26%		59%	39%	42%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.

See Notes to Financial Statements.

PGIM Target Date Funds 163

PGIM Target Date 2050 Fund

Financial Highlights  (unaudited) (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Schedule of Investments (unaudited)

as of January 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity—51.5%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	27,468	$361,472
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	61,088	2,287,151
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	54,882	537,299

		3,185,922

Fixed Income—11.7%
PGIM Core Conservative Bond Fund (Class R6)	7,247	62,759
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	37,688	249,119
PGIM TIPS Fund (Class R6)	8,870	75,398
PGIM Total Return Bond Fund (Class R6)	28,160	339,048

		726,324

International Equity—36.7%
PGIM Global Real Estate Fund (Class R6)	16,860	310,393
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	50,535	541,731
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	106,310	1,418,171

		2,270,295

TOTAL LONG-TERM INVESTMENTS
(cost $5,545,780)		6,182,541

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $8,708)	8,708	8,708

TOTAL INVESTMENTS 100.1%
(cost $5,554,488)(wa)		6,191,249
Liabilities in excess of other assets (0.1)%		(3,708)

NET ASSETS 100.0%		$6,187,541

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)  Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Target Date Funds 165

PGIM Target Date 2055 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$3,185,922	$—	$—
Fixed Income	726,324	—	—
International Equity	2,270,295	—	—
Short-Term Investment
Affiliated Mutual Fund.	8,708	—	—

Total	$6,191,249	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2024 were as follows:

Domestic Equity	51.5%
International Equity	36.7

Fixed Income	11.7%
Short Term	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2024

Assets

Affiliated investments (cost $5,554,488)	$6,191,249
Receivable for investments sold	53,931
Receivable for Fund shares sold	20,127
Due from Manager	15,747
Prepaid expenses	5,376

Total Assets	6,286,430

Liabilities

Payable for investments purchased	43,977
Payable for Fund shares purchased	30,095
Custodian and accounting fees payable	13,941
Audit fee payable	9,162
Trustees’ fees payable	745
Accrued expenses and other liabilities	492
Affiliated transfer agent fee payable	404
Distribution fee payable	73

Total Liabilities	98,889

Net Assets	$6,187,541

Net assets were comprised of:
Shares of beneficial interest, at par	$575
Paid-in capital in excess of par	5,140,494
Total distributable earnings (loss)	1,046,472

Net assets, January 31, 2024	$6,187,541

See Notes to Financial Statements.

PGIM Target Date Funds 167

PGIM Target Date 2055 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2024

Class R1

Net asset value, offering price and redemption price per share, ($18,576 ÷ 1,746 shares of beneficial interest issued and outstanding)	$10.64

Class R2

Net asset value, offering price and redemption price per share, ($286,111 ÷ 26,744 shares of beneficial interest issued and outstanding)	$10.70

Class R3

Net asset value, offering price and redemption price per share, ($61,843 ÷ 5,773 shares of beneficial interest issued and outstanding)	$10.71

Class R4

Net asset value, offering price and redemption price per share, ($44,449 ÷ 4,144 shares of beneficial interest issued and outstanding)	$10.73

Class R5

Net asset value, offering price and redemption price per share, ($695,785 ÷ 64,694 shares of beneficial interest issued and outstanding)	$10.75

Class R6

Net asset value, offering price and redemption price per share, ($5,080,777 ÷ 471,995 shares of beneficial interest issued and outstanding)	$10.76

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$154,881

Expenses
Management fee	636
Distribution fee(a)	395
Shareholder servicing fees(a)	8
Custodian and accounting fees	28,837
Professional fees	16,524
Registration fees(a)	12,518
Audit fee	9,163
Fund data services	5,273
Shareholders’ reports	5,169
Trustees’ fees	4,826
Transfer agent’s fees and expenses (including affiliated expense of $1,173)(a)	2,106
Miscellaneous	2,996

Total expenses	88,451

Less: Fee waiver and/or expense reimbursement(a)	(90,438)

Net expenses	(1,987)

Net investment income (loss)	156,868

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	1,014,730
Net capital gain distributions received	164,009

1,178,739

Net change in unrealized appreciation (depreciation) on investments	(1,026,692)

Net gain (loss) on investment transactions	152,047

Net Increase (Decrease) In Net Assets Resulting From Operations	$308,915

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	44	327	24	—	—	—
Shareholder servicing fees	—	—	—	8	—	—
Registration fees	1,815	3,347	1,814	1,814	1,814	1,914
Transfer agent’s fees and expenses	43	499	40	51	529	944
Fee waiver and/or expense reimbursement	(1,991)	(5,833)	(2,217)	(2,178)	(7,233)	(70,986)

See Notes to Financial Statements.

PGIM Target Date Funds 169

PGIM Target Date 2055 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$156,868	$203,766
Net realized gain (loss) on investment transactions	1,014,730	(75,257)
Net capital gain distributions received	164,009	206,836
Net change in unrealized appreciation (depreciation) on investments	(1,026,692)	466,583

Net increase (decrease) in net assets resulting from operations	308,915	801,928

Dividends and Distributions
Distributions from distributable earnings
Class R1	(506)	(801)
Class R2	(8,217)	(11,086)
Class R3	(1,615)	(716)
Class R4	(1,372)	(1,446)
Class R5	(20,785)	(20,287)
Class R6	(298,085)	(333,082)

	(330,580)	(367,418)

Fund share transactions
Net proceeds from shares sold	1,317,698	2,609,248
Net asset value of shares issued in reinvestment of dividends and distributions	330,580	367,418
Cost of shares purchased	(4,506,723)	(1,420,797)

Net increase (decrease) in net assets from Fund share transactions	(2,858,445)	1,555,869

Total increase (decrease)	(2,880,110)	1,990,379

Net Assets:

Beginning of period	9,067,651	7,077,272

End of period	$6,187,541	$9,067,651

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.65		$10.28		$14.78	$11.33	$11.52	$12.10
Income (loss) from investment operations:
Net investment income (loss)	0.14	(b)	0.19		0.26	0.08	0.18	0.14
Net realized and unrealized gain (loss) on investment transactions	0.15	(c)	0.68		(1.10)	3.58	0.18	(0.15)
Total from investment operations	0.29		0.87		(0.84)	3.66	0.36	(0.01)
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.03)		(0.91)	(0.11)	(0.19)	(0.24)
Distributions from net realized gains	-		(0.47)		(2.75)	(0.10)	(0.36)	(0.33)
Total dividends and distributions	(0.30)		(0.50)		(3.66)	(0.21)	(0.55)	(0.57)
Net asset value, end of period	$10.64		$10.65		$10.28	$14.78	$11.33	$11.52
Total Return(d):	2.71%		9.11%		(8.47)%	32.63%	2.89%	0.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19		$18		$17	$18	$14	$15
Average net assets (000)	$18		$16		$18	$16	$14	$15
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.68	%(f)	0.68	%(g)	0.67%	0.66%	0.65%	0.66%
Expenses before waivers and/or expense reimbursement	23.21	%(f)	21.35%		22.90%	42.22%	93.51%	81.24%
Net investment income (loss)	2.68	%(f)	1.97%		2.17%	0.57%	1.62%	1.22%
Portfolio turnover rate(h)	67%		29%		60%	37%	45%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 171

PGIM Target Date 2055 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.71		$10.31		$14.82	$11.36	$11.54	$12.12
Income (loss) from investment operations:
Net investment income (loss)	0.15	(b)	0.22		0.29	0.10	0.14	0.12
Net realized and unrealized gain (loss) on investment transactions	0.16	(c)	0.68		(1.11)	3.60	0.25	(0.10)
Total from investment operations	0.31		0.90		(0.82)	3.70	0.39	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.03)		(0.94)	(0.14)	(0.21)	(0.27)
Distributions from net realized gains	-		(0.47)		(2.75)	(0.10)	(0.36)	(0.33)
Total dividends and distributions	(0.32)		(0.50)		(3.69)	(0.24)	(0.57)	(0.60)
Net asset value, end of period	$10.70		$10.71		$10.31	$14.82	$11.36	$11.54
Total Return(d):	2.93%		9.38%		(8.28)%	32.93%	3.19%	1.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$286		$253		$278	$305	$142	$63
Average net assets (000)	$260		$229		$311	$188	$83	$43
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.43	%(f)	0.43	%(g)	0.42%	0.41%	0.40%	0.41%
Expenses before waivers and/or expense reimbursement	4.89	%(f)	4.86%		4.25%	6.37%	19.04%	30.82%
Net investment income (loss)	2.97	%(f)	2.21%		2.40%	0.73%	1.28%	1.05%
Portfolio turnover rate(h)	67%		29%		60%	37%	45%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.73		$10.32		$14.82	$11.36	$11.55	$12.13
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.16		0.02	0.13	0.20	0.18
Net realized and unrealized gain (loss) on investment transactions	0.15		0.75		(0.80)	3.59	0.20	(0.14)
Total from investment operations	0.32		0.91		(0.78)	3.72	0.40	0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.03)		(0.97)	(0.16)	(0.23)	(0.29)
Distributions from net realized gains	-		(0.47)		(2.75)	(0.10)	(0.36)	(0.33)
Total dividends and distributions	(0.34)		(0.50)		(3.72)	(0.26)	(0.59)	(0.62)
Net asset value, end of period	$10.71		$10.73		$10.32	$14.82	$11.36	$11.55
Total Return(b):	2.95%		9.47%		(8.03)%	33.09%	3.26%	1.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$62		$43		$15	$7,549	$4,867	$3,699
Average net assets (000)	$47		$22		$166	$6,237	$4,140	$3,177
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.27	%(d)	0.29	%(e)	0.25%	0.26%	0.25%	0.26%
Expenses before waivers and/or expense reimbursement	9.63	%(d)	15.85%		3.82%	1.52%	2.92%	3.70%
Net investment income (loss)	3.26	%(d)	1.61%		0.15%	0.95%	1.83%	1.59%
Portfolio turnover rate(f)	67%		29%		60%	37%	45%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 173

PGIM Target Date 2055 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.75		$10.33		$14.84	$11.37	$11.56	$12.14
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.25		0.31	0.14	0.22	0.26
Net realized and unrealized gain (loss) on investment transactions	0.16		0.67		(1.09)	3.60	0.19	(0.21)
Total from investment operations	0.33		0.92		(0.78)	3.74	0.41	0.05
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.03)		(0.98)	(0.17)	(0.24)	(0.30)
Distributions from net realized gains	-		(0.47)		(2.75)	(0.10)	(0.36)	(0.33)
Total dividends and distributions	(0.35)		(0.50)		(3.73)	(0.27)	(0.60)	(0.63)
Net asset value, end of period	$10.73		$10.75		$10.33	$14.84	$11.37	$11.56
Total Return(b):	3.06%		9.56%		(8.01)%	33.27%	3.38%	1.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$44		$39		$20	$17	$13	$13
Average net assets (000)	$40		$29		$18	$15	$12	$33
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.17	%(d)	0.18	%(e)	0.17%	0.16%	0.15%	0.17%
Expenses before waivers and/or expense reimbursement	11.03	%(d)	12.52%		22.13%	43.43%	106.71%	37.86%
Net investment income (loss)	3.25	%(d)	2.48%		2.54%	1.07%	2.02%	2.20%
Portfolio turnover rate(f)	67%		29%		60%	37%	45%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.78		$10.35		$14.86	$11.38	$11.56	$12.15
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.24		0.34	0.15	0.24	0.14
Net realized and unrealized gain (loss) on investment transactions	0.16		0.69		(1.11)	3.61	0.19	(0.09)
Total from investment operations	0.33		0.93		(0.77)	3.76	0.43	0.05
Less Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.03)		(0.99)	(0.18)	(0.25)	(0.31)
Distributions from net realized gains	-		(0.47)		(2.75)	(0.10)	(0.36)	(0.33)
Total dividends and distributions	(0.36)		(0.50)		(3.74)	(0.28)	(0.61)	(0.64)
Net asset value, end of period	$10.75		$10.78		$10.35	$14.86	$11.38	$11.56
Total Return(b):	3.06%		9.64%		(7.88)%	33.45%	3.51%	1.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$696		$565		$367	$247	$136	$90
Average net assets (000)	$599		$447		$317	$188	$111	$50
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.07	%(d)	0.08	%(e)	0.07%	0.06%	0.05%	0.05%
Expenses before waivers and/or expense reimbursement	2.47	%(d)	2.95%		2.87%	4.74%	14.21%	26.07%
Net investment income (loss)	3.31	%(d)	2.45%		2.79%	1.12%	2.15%	1.20%
Portfolio turnover rate(f)	67%		29%		60%	37%	45%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 175

PGIM Target Date 2055 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.80		$10.34		$14.86	$11.38	$11.57	$12.16
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.28		0.37	0.17	0.22	0.21
Net realized and unrealized gain (loss) on investment transactions	0.14		0.68		(1.12)	3.61	0.22	(0.14)
Total from investment operations	0.33		0.96		(0.75)	3.78	0.44	0.07
Less Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.03)		(1.02)	(0.20)	(0.27)	(0.33)
Distributions from net realized gains	-		(0.47)		(2.75)	(0.10)	(0.36)	(0.33)
Total dividends and distributions	(0.37)		(0.50)		(3.77)	(0.30)	(0.63)	(0.66)
Net asset value, end of period	$10.76		$10.80		$10.34	$14.86	$11.38	$11.57
Total Return(b):	3.11%		9.95%		(7.82)%	33.63%	3.60%	1.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,081		$8,151		$6,382	$7,681	$5,451	$3,635
Average net assets (000)	$7,816		$6,741		$8,322	$7,616	$4,340	$3,169
Ratios to average net assets(c):
Expenses after waivers and/or expensereimbursement(d)	0.00	%(e)	0.00	%(f)	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusiveof excess expense reimbursement from the manager	(0.07	)%(e)	(0.07	)%(f)	(0.08)%	(0.09)%	(0.10)%	(0.09)%
Expenses before waivers and/or expense reimbursement	1.74	%(e)	2.12%		1.57%	1.16%	2.57%	3.36%
Net investment income (loss)	3.60	%(e)	2.76%		3.01%	1.27%	2.01%	1.87%
Portfolio turnover rate(g)	67%		29%		60%	37%	45%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Schedule of Investments (unaudited)

as of January 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity—51.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	29,052	$382,328
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	62,126	2,325,985
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	58,679	574,466

		3,282,779

Fixed Income—9.7%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	39,027	257,966
PGIM Total Return Bond Fund (Class R6)	30,241	364,102

		622,068

International Equity—39.0%
PGIM Global Real Estate Fund (Class R6)	17,460	321,441
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	55,826	598,454
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	118,185	1,576,585

		2,496,480

TOTAL LONG-TERM INVESTMENTS
(cost $5,880,574)		6,401,327

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $7,200)	7,200	7,200

TOTAL INVESTMENTS 100.0%
(cost $5,887,774)(wa)		6,408,527
Liabilities in excess of other assets (0.0)%		(2,037)

NET ASSETS 100.0%		$6,406,490

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Target Date Funds 177

PGIM Target Date 2060 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$3,282,779	$—	$—
Fixed Income	622,068	—	—
International Equity	2,496,480	—	—
Short-Term Investment
Affiliated Mutual Fund.	7,200	—	—

Total	$6,408,527	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2024 were as follows:

Domestic Equity	51.2%
International Equity	39.0

Fixed Income	9.7%
Short Term	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2024

Assets

Affiliated investments (cost $5,887,774)	$6,408,527
Receivable for investments sold	69,004
Due from Manager	15,411
Receivable for Fund shares sold	13,677
Prepaid expenses	4,602

Total Assets	6,511,221

Liabilities

Payable for investments purchased	78,690
Custodian and accounting fees payable	12,444
Audit fee payable	9,165
Accrued expenses and other liabilities	1,628
Payable for Fund shares purchased	1,607
Trustees’ fees payable	747
Affiliated transfer agent fee payable	370
Distribution fee payable	80

Total Liabilities	104,731

Net Assets	$6,406,490

Net assets were comprised of:
Shares of beneficial interest, at par	$490
Paid-in capital in excess of par	5,863,283
Total distributable earnings (loss)	542,717

Net assets, January 31, 2024	$6,406,490

See Notes to Financial Statements.

PGIM Target Date Funds 179

PGIM Target Date 2060 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2024

Class R1

Net asset value, offering price and redemption price per share, ($25,791 ÷ 1,987 shares of beneficial interest issued and outstanding)	$12.98

Class R2

Net asset value, offering price and redemption price per share, ($316,907 ÷ 24,324 shares of beneficial interest issued and outstanding)	$13.03

Class R3

Net asset value, offering price and redemption price per share, ($45,999 ÷ 3,530 shares of beneficial interest issued and outstanding)	$13.03

Class R4

Net asset value, offering price and redemption price per share, ($32,748 ÷ 2,512 shares of beneficial interest issued and outstanding)	$13.04

Class R5

Net asset value, offering price and redemption price per share, ($947,224 ÷ 72,584 shares of beneficial interest issued and outstanding)	$13.05

Class R6

Net asset value, offering price and redemption price per share, ($5,037,821 ÷ 385,532 shares of beneficial interest issued and outstanding)	$13.07

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$131,876

Expenses
Management fee	533
Distribution fee(a)	428
Shareholder servicing fees(a)	4
Custodian and accounting fees	28,826
Professional fees	16,520
Registration fees(a)	12,070
Audit fee	9,163
Fund data services	5,273
Shareholders’ reports	4,936
Trustees’ fees	4,828
Transfer agent’s fees and expenses (including affiliated expense of $1,090)(a)	2,164
Miscellaneous	2,986

Total expenses	87,731
Less: Fee waiver and/or expense reimbursement(a)	(89,191)

Net expenses	(1,460)

Net investment income (loss)	133,336

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	566,538
Net capital gain distributions received	138,346

704,884

Net change in unrealized appreciation (depreciation) on investments	(590,627)

Net gain (loss) on investment transactions	114,257

Net Increase (Decrease) In Net Assets Resulting From Operations	$247,593

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	59	348	21	—	—	—
Shareholder servicing fees	3	—	1	—	—	—
Registration fees	1,510	2,362	1,810	1,810	1,809	2,769
Transfer agent’s fees and expenses	55	536	17	42	564	950
Fee waiver and/or expense reimbursement	(1,780)	(5,394)	(2,204)	(2,097)	(9,758)	(67,958)

See Notes to Financial Statements.

PGIM Target Date Funds 181

PGIM Target Date 2060 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$133,336	$191,579
Net realized gain (loss) on investment transactions	566,538	(233,626)
Net capital gain distributions received	138,346	200,537
Net change in unrealized appreciation (depreciation) on investments	(590,627)	551,871

Net increase (decrease) in net assets resulting from operations	247,593	710,361

Dividends and Distributions
Distributions from distributable earnings
Class R1	(758)	(1,368)
Class R2	(9,509)	(14,355)
Class R3	(1,491)	(2,367)
Class R4	(1,076)	(1,435)
Class R5	(29,399)	(35,836)
Class R6	(248,877)	(494,175)

	(291,110)	(549,536)

Fund share transactions
Net proceeds from shares sold	1,223,919	2,310,502
Net asset value of shares issued in reinvestment of dividends and distributions	291,110	549,536
Cost of shares purchased	(2,766,191)	(2,271,256)

Net increase (decrease) in net assets from Fund share transactions	(1,251,162)	588,782

Total increase (decrease)	(1,294,679)	749,607

Net Assets:
Beginning of period	7,701,169	6,951,562

End of period	$6,406,490	$7,701,169

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.02		$12.82		$15.17	$11.49	$11.62	$12.06
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.24		0.29	0.08	0.17	0.13
Net realized and unrealized gain (loss) on investment transactions	0.17		0.84		(1.46)	3.74	0.16	(0.15)
Total from investment operations	0.35		1.08		(1.17)	3.82	0.33	(0.02)
Less Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.19)		(0.95)	(0.08)	(0.20)	(0.25)
Distributions from net realized gains	(0.03)		(0.69)		(0.23)	(0.06)	(0.26)	(0.17)
Total dividends and distributions	(0.39)		(0.88)		(1.18)	(0.14)	(0.46)	(0.42)
Net asset value, end of period	$12.98		$13.02		$12.82	$15.17	$11.49	$11.62
Total Return(b):	2.72%		9.38%		(8.62)%	33.45%	2.70%	0.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26		$22		$17	$17	$13	$12
Average net assets (000)	$24		$19		$17	$15	$12	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67	%(d)	0.67	%(e)	0.66%	0.65%	0.65%	0.66%
Expenses before waivers and/or expense reimbursement	15.63	%(d)	18.47%		23.66%	46.33%	114.36%	111.01%
Net investment income (loss)	2.84	%(d)	1.98%		2.06%	0.56%	1.56%	1.10%
Portfolio turnover rate(f)	65%		42%		64%	35%	44%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 183

PGIM Target Date 2060 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.09		$12.86		$15.21	$11.52	$11.63	$12.08
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.25		0.52	0.10	0.16	0.15
Net realized and unrealized gain (loss) on investment transactions	0.18		0.87		(1.66)	3.76	0.21	(0.15)
Total from investment operations	0.37		1.12		(1.14)	3.86	0.37	-(b )
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.20)		(0.98)	(0.11)	(0.22)	(0.28)
Distributions from net realized gains	(0.03)		(0.69)		(0.23)	(0.06)	(0.26)	(0.17)
Total dividends and distributions	(0.43)		(0.89)		(1.21)	(0.17)	(0.48)	(0.45)
Net asset value, end of period	$13.03		$13.09		$12.86	$15.21	$11.52	$11.63
Total Return(c):	2.80%		9.70%		(8.37)%	33.76%	2.96%	0.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$317		$267		$199	$1,755	$889	$388
Average net assets (000)	$277		$215		$1,330	$1,291	$587	$226
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.42	%(e)	0.43	%(f)	0.41%	0.40%	0.40%	0.41%
Expenses before waivers and/or expense reimbursement	4.30	%(e)	4.78%		2.45%	3.46%	9.69%	18.79%
Net investment income (loss)	3.05	%(e)	2.07%		3.57%	0.74%	1.47%	1.31%
Portfolio turnover rate(g)	65%		42%		64%	35%	44%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.10		$12.89		$15.25	$11.55	$11.65	$12.09
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.28		0.16	0.12	0.17	0.14
Net realized and unrealized gain (loss) on investment transactions	0.17		0.86		(1.28)	3.77	0.21	(0.11)
Total from investment operations	0.37		1.14		(1.12)	3.89	0.38	0.03
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.24)		(1.01)	(0.13)	(0.22)	(0.30)
Distributions from net realized gains	(0.03)		(0.69)		(0.23)	(0.06)	(0.26)	(0.17)
Total dividends and distributions	(0.44)		(0.93)		(1.24)	(0.19)	(0.48)	(0.47)
Net asset value, end of period	$13.03		$13.10		$12.89	$15.25	$11.55	$11.65
Total Return(b):	2.87%		9.90%		(8.28)%	33.94%	3.12%	1.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46		$41		$31	$1,472	$685	$279
Average net assets (000)	$42		$33		$55	$1,051	$450	$173
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.27	%(d)	0.28	%(e)	0.25%	0.25%	0.25%	0.26%
Expenses before waivers and/or expense reimbursement	10.78	%(d)	11.21%		8.75%	3.27%	10.14%	20.50%
Net investment income (loss)	3.20	%(d)	2.26%		1.25%	0.89%	1.54%	1.25%
Portfolio turnover rate(f)	65%		42%		64%	35%	44%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 185

PGIM Target Date 2060 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.11		$12.91		$15.26	$11.56	$11.65	$12.10
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.29		0.37	0.14	0.23	0.19
Net realized and unrealized gain (loss) on investment transactions	0.16		0.85		(1.47)	3.76	0.17	(0.16)
Total from investment operations	0.39		1.14		(1.10)	3.90	0.40	0.03
Less Dividends and Distributions:
Dividends from net investment income	(0.43)		(0.25)		(1.02)	(0.14)	(0.23)	(0.31)
Distributions from net realized gains	(0.03)		(0.69)		(0.23)	(0.06)	(0.26)	(0.17)
Total dividends and distributions	(0.46)		(0.94)		(1.25)	(0.20)	(0.49)	(0.48)
Net asset value, end of period	$13.04		$13.11		$12.91	$15.26	$11.56	$11.65
Total Return(b):	2.95%		9.93%		(8.12)%	34.14%	3.18%	1.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33		$24		$18	$17	$13	$12
Average net assets (000)	$27		$20		$17	$15	$12	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.17	%(d)	0.18	%(e)	0.16%	0.15%	0.15%	0.16%
Expenses before waivers and/or expense reimbursement	15.50	%(d)	16.92%		22.95%	44.92%	112.23%	106.19%
Net investment income (loss)	3.52	%(d)	2.36%		2.60%	1.06%	2.06%	1.66%
Portfolio turnover rate(f)	65%		42%		64%	35%	44%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.13		$12.93		$15.28	$11.57	$11.66	$12.11
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.28		0.36	0.14	0.21	0.02
Net realized and unrealized gain (loss) on investment transactions	0.17		0.88		(1.45)	3.78	0.20	0.02
Total from investment operations	0.39		1.16		(1.09)	3.92	0.41	0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.44)		(0.27)		(1.03)	(0.15)	(0.24)	(0.32)
Distributions from net realized gains	(0.03)		(0.69)		(0.23)	(0.06)	(0.26)	(0.17)
Total dividends and distributions	(0.47)		(0.96)		(1.26)	(0.21)	(0.50)	(0.49)
Net asset value, end of period	$13.05		$13.13		$12.93	$15.28	$11.57	$11.66
Total Return(b):	2.98%		10.04%		(8.01)%	34.21%	3.30%	1.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$947		$692		$442	$227	$95	$67
Average net assets (000)	$775		$519		$333	$154	$84	$35
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.07	%(d)	0.08	%(e)	0.06%	0.05%	0.05%	0.06%
Expenses before waivers and/or expense reimbursement	2.58	%(d)	2.92%		2.96%	6.69%	22.80%	45.88%
Net investment income (loss)	3.42	%(d)	2.32%		2.58%	1.02%	1.91%	0.15%
Portfolio turnover rate(f)	65%		42%		64%	35%	44%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 187

PGIM Target Date 2060 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.15		$12.95		$15.31	$11.58	$11.66	$12.11
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.33		0.40	0.15	0.24	0.22
Net realized and unrealized gain (loss) on investment transactions	0.18		0.85		(1.47)	3.81	0.18	(0.16)
Total from investment operations	0.41		1.18		(1.07)	3.96	0.42	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.46)		(0.29)		(1.06)	(0.17)	(0.24)	(0.34)
Distributions from net realized gains	(0.03)		(0.69)		(0.23)	(0.06)	(0.26)	(0.17)
Total dividends and distributions	(0.49)		(0.98)		(1.29)	(0.23)	(0.50)	(0.51)
Net asset value, end of period	$13.07		$13.15		$12.95	$15.31	$11.58	$11.66
Total Return(b):	3.11%		10.20%		(7.93)%	34.50%	3.46%	1.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,038		$6,655		$6,246	$5,912	$2,154	$1,424
Average net assets (000)	$6,298		$6,474		$6,501	$4,213	$1,657	$981
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.00	%(e)	0.00	%(f)	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.08	)%(e)	(0.08	)%(f)	(0.09)%	(0.10)%	(0.10)%	(0.09)%
Expenses before waivers and/or expense reimbursement	2.07	%(e)	2.18%		1.79%	2.32%	7.79%	14.67%
Net investment income (loss)	3.61	%(e)	2.68%		2.85%	1.11%	2.09%	1.90%
Portfolio turnover rate(g)	65%		42%		64%	35%	44%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Schedule of Investments (unaudited)

as of January 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity—51.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	2,288	$30,104
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	4,750	177,851
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	4,566	44,704

		252,659

Fixed Income—7.9%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	2,965	19,597
PGIM Total Return Bond Fund (Class R6)	1,559	18,770

		38,367

International Equity—40.1%
PGIM Global Real Estate Fund (Class R6)	1,326	24,420
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	4,708	50,472
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	9,015	120,260

		195,152

TOTAL LONG-TERM INVESTMENTS
(cost $452,749)		486,178

SHORT-TERM INVESTMENT 0.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $3,240)	3,240	3,240

TOTAL INVESTMENTS 100.6%
(cost $455,989)(wa)		489,418
Liabilities in excess of other assets (0.6)%		(2,865)

NET ASSETS 100.0%		$486,553

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Target Date Funds 189

PGIM Target Date 2065 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$252,659	$—	$—
Fixed Income	38,367	—	—
International Equity	195,152	—	—
Short-Term Investment
Affiliated Mutual Fund	3,240	—	—

Total	$489,418	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2024 were as follows:

Domestic Equity	51.9%
International Equity	40.1

Fixed Income	7.9%
Short Term	0.7

100.6
Liabilities in excess of other assets	(0.6)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2024

Assets

Affiliated investments (cost $455,989)	$489,418
Due from Manager	15,390
Receivable for investments sold	5,731
Receivable for Fund shares sold	123
Prepaid expenses	5,866

Total Assets	516,528

Liabilities

Custodian and accounting fees payable	12,299
Audit fee payable	9,163
Payable for investments purchased	5,594
Shareholders’ reports fee payable	1,237
Trustees’ fees payable	826
Accrued expenses and other liabilities	608
Affiliated transfer agent fee payable	212
Distribution fee payable	36

Total Liabilities	29,975

Net Assets	$486,553

Net assets were comprised of:
Shares of beneficial interest, at par	$43
Paid-in capital in excess of par	456,534
Total distributable earnings (loss)	29,976

Net assets, January 31, 2024	$486,553

See Notes to Financial Statements.

PGIM Target Date Funds 191

PGIM Target Date 2065 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2024

Class R1

Net asset value, offering price and redemption price per share, ($13,175 ÷ 1,155 shares of beneficial interest issued and outstanding)	$11.41

Class R2

Net asset value, offering price and redemption price per share, ($130,180 ÷ 11,386 shares of beneficial interest issued and outstanding)	$11.43

Class R3

Net asset value, offering price and redemption price per share, ($32,828 ÷ 2,873 shares of beneficial interest issued and outstanding)	$11.43

Class R4

Net asset value, offering price and redemption price per share, ($13,450 ÷ 1,178 shares of beneficial interest issued and outstanding)	$11.42

Class R5

Net asset value, offering price and redemption price per share, ($16,044 ÷ 1,405 shares of beneficial interest issued and outstanding)	$11.42

Class R6

Net asset value, offering price and redemption price per share, ($280,876 ÷ 24,555 shares of beneficial interest issued and outstanding)	$11.44

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)
Affiliated dividend income	$11,018

Expenses
Management fee	45
Distribution fee(a)	196
Custodian and accounting fees	28,810
Professional fees	16,934
Registration fees(a)	13,278
Audit fee	9,163
Fund data services	5,273
Shareholders’ reports	5,097
Trustees’ fees	4,826
Transfer agent’s fees and expenses (including affiliated expense of $ 615)(a)	747
Miscellaneous	2,565

Total expenses	86,934
Less: Fee waiver and/or expense reimbursement(a)	(85,110)

Net expenses	1,824

Net investment income (loss)	9,194

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	30,250
Net capital gain distributions received	11,531

41,781

Net change in unrealized appreciation (depreciation) on investments	(36,482)

Net gain (loss) on investment transactions	5,299

Net Increase (Decrease) In Net Assets Resulting From Operations	$14,493

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	31	153	12	—	—	—
Registration fees	2,107	2,736	2,109	2,109	2,109	2,108
Transfer agent’s fees and expenses	22	259	42	22	61	341
Fee waiver and/or expense reimbursement	(3,526)	(16,593)	(4,745)	(3,554)	(3,875)	(52,817)

See Notes to Financial Statements.

PGIM Target Date Funds 193

PGIM Target Date 2065 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,194	$10,323
Net realized gain (loss) on investment transactions	30,250	(23,737)
Net capital gain distributions received	11,531	12,593
Net change in unrealized appreciation (depreciation) on investments	(36,482)	57,897

Net increase (decrease) in net assets resulting from operations	14,493	57,076

Dividends and Distributions
Distributions from distributable earnings
Class R1	(203)	(481)
Class R2	(2,208)	(3,621)
Class R3	(608)	(532)
Class R4	(277)	(545)
Class R5	(347)	(664)
Class R6	(10,419)	(15,753)

	(14,062)	(21,596)

Fund share transactions
Net proceeds from shares sold	88,718	315,760
Net asset value of shares issued in reinvestment of dividends and distributions	14,062	21,596
Cost of shares purchased	(285,720)	(162,372)

Net increase (decrease) in net assets from Fund share transactions	(182,940)	174,984

Total increase (decrease)	(182,509)	210,464

Net Assets:
Beginning of period	669,062	458,598

End of period	$486,553	$669,062

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 16, 2019(a) through July 31,
	2024		2023		2022	2021	2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.32		$10.80		$12.74	$9.56	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12	(c)	0.18		0.26	0.06	0.02
Net realized and unrealized gain (loss) on investment transactions	0.15	(d)	0.78		(1.25)	3.18	(0.41)
Total from investment operations	0.27		0.96		(0.99)	3.24	(0.39)
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.16)		(0.79)	(0.05)	(0.05)
Distributions from net realized gains	(0.08)		(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.18)		(0.44)		(0.95)	(0.06)	(0.05)
Net asset value, end of period	$11.41		$11.32		$10.80	$12.74	$9.56
Total Return(e):	2.37%		9.50%		(8.61)%	33.98%	(3.96)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$13		$12	$13	$10
Average net assets (000)	$12		$12		$13	$11	$9
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.21	%(g)(h)	0.87	%(h)	0.66%	0.65%	0.65	%(g)
Expenses before waivers and/or expense reimbursement	57.36	%(g)	60.29%		59.08%	96.73%	485.07	%(g)
Net investment income (loss)	2.22	%(g)	1.68%		2.16%	0.55%	0.32	%(g)
Portfolio turnover rate(i)	62%		45%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

Includes certain non-recurring expenses of 0.60% and 0.22%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended January 31, 2024 and for the year ended July 31, 2023, respectively.

See Notes to Financial Statements.

PGIM Target Date Funds 195

PGIM Target Date 2065 Fund

Financial Highlights (unaudited) (continued)

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 16, 2019(a) through July 31,
	2024		2023		2022	2021	2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.34		$10.82		$12.77	$9.58	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.18		0.23	0.07	0.03
Net realized and unrealized gain (loss) on investment transactions	0.14		0.81		(1.20)	3.20	(0.40)
Total from investment operations	0.28		0.99		(0.97)	3.27	(0.37)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.19)		(0.82)	(0.07)	(0.05)
Distributions from net realized gains	(0.08)		(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.19)		(0.47)		(0.98)	(0.08)	(0.05)
Net asset value, end of period	$11.43		$11.34		$10.82	$12.77	$9.58
Total Return(c):	2.43%		9.77%		(8.45)%	34.30%	(3.75)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$130		$114		$73	$36	$12
Average net assets (000)	$122		$89		$65	$22	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.98	%(e)(f)	0.65	%(f)	0.41%	0.40%	0.40	%(e)
Expenses before waivers and/or expense reimbursement	28.13	%(e)	36.05%		34.43%	71.91%	446.28	%(e)
Net investment income (loss)	2.60	%(e)	1.74%		1.97%	0.63%	0.49	%(e)
Portfolio turnover rate(g)	62%		45%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

Includes certain non-recurring expenses of 0.62% and 0.25%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended January 31, 2024 and for the year ended July 31, 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 197

PGIM Target Date 2065 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 16, 2019(a) through July 31,
	2024		2023		2022	2021	2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.35		$10.83		$12.78	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12	(c)	0.16		0.30	0.11	0.04
Net realized and unrealized gain (loss) on investment transactions	0.18	(d)	0.85		(1.25)	3.18	(0.40)
Total from investment operations	0.30		1.01		(0.95)	3.29	(0.36)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.21)		(0.84)	(0.09)	(0.05)
Distributions from net realized gains	(0.08)		(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.22)		(0.49)		(1.00)	(0.10)	(0.05)
Net asset value, end of period	$11.43		$11.35		$10.83	$12.78	$9.59
Total Return(e):	2.61%		9.94%		(8.30)%	34.44%	(3.65)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33		$21		$12	$13	$10
Average net assets (000)	$23		$15		$13	$11	$9
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.87	%(g)(h)	0.53	%(h)	0.26%	0.25%	0.25	%(g)
Expenses before waivers and/or expense reimbursement	41.82	%(g)	53.40%		58.37%	96.05%	484.23	%(g)
Net investment income (loss)	2.20	%(g)	1.54%		2.56%	0.95%	0.72	%(g)
Portfolio turnover rate(i)	62%		45%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

Includes certain non-recurring expenses of 0.66% and 0.28%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended January 31, 2024 and for the year ended July 31, 2023, respectively.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights  (unaudited) (continued)

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 199

PGIM Target Date 2065 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 16, 2019(a) through July 31,
	2024		2023		2022	2021	2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.36		$10.84		$12.79	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.23		0.32	0.12	0.05
Net realized and unrealized gain (loss) on investment transactions	0.15		0.79		(1.26)	3.19	(0.41)
Total from investment operations	0.30		1.02		(0.94)	3.31	(0.36)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.22)		(0.85)	(0.10)	(0.05)
Distributions from net realized gains	(0.08)		(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.24)		(0.50)		(1.01)	(0.11)	(0.05)
Net asset value, end of period	$11.42		$11.36		$10.84	$12.79	$9.59
Total Return(c):	2.65%		10.04%		(8.21)%	34.66%	(3.64)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$13		$12	$13	$10
Average net assets (000)	$13		$12		$13	$11	$9
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.71	%(e)(f)	0.37	%(f)	0.16%	0.15%	0.15	%(e)
Expenses before waivers and/or expense reimbursement	56.22	%(e)	59.30%		58.20%	95.88%	484.02	%(e)
Net investment income (loss)	2.72	%(e)	2.18%		2.66%	1.04%	0.82	%(e)
Portfolio turnover rate(g)	62%		45%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

Includes certain non-recurring expenses of 0.60% and 0.22%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended January 31, 2024 and for the year ended July 31, 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights  (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 16, 2019(a) through July 31,
	2024		2023		2022	2021	2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.37		$10.85		$12.80	$9.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.24		0.32	0.13	0.05
Net realized and unrealized gain (loss) on investment transactions	0.14		0.79		(1.24)	3.19	(0.40)
Total from investment operations	0.30		1.03		(0.92)	3.32	(0.35)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.23)		(0.87)	(0.11)	(0.05)
Distributions from net realized gains	(0.08)		(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.25)		(0.51)		(1.03)	(0.12)	(0.05)
Net asset value, end of period	$11.42		$11.37		$10.85	$12.80	$9.60
Total Return(c):	2.66%		10.15%		(8.11)%	34.74%	(3.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16		$16		$14	$14	$11
Average net assets (000)	$15		$14		$14	$13	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.61	%(e)(f)	0.27	%(f)	0.06%	0.05%	0.05	%(e)
Expenses before waivers and/or expense reimbursement	51.36	%(e)	55.47%		54.91%	93.88%	458.95	%(e)
Net investment income (loss)	2.82	%(e)	2.28%		2.72%	1.14%	0.83	%(e)
Portfolio turnover rate(g)	62%		45%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

Includes certain non-recurring expenses of 0.60% and 0.22%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended January 31, 2024 and for the year ended July 31, 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 201

PGIM Target Date 2065 Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 16, 2019(a) through July 31,
	2024		2023		2022	2021	2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.38		$10.86		$12.81	$9.61	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.22		0.32	0.11	0.01
Net realized and unrealized gain (loss) on investment transactions	0.14		0.82		(1.23)	3.22	(0.35)
Total from investment operations	0.31		1.04		(0.91)	3.33	(0.34)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.24)		(0.88)	(0.12)	(0.05)
Distributions from net realized gains	(0.08)		(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.25)		(0.52)		(1.04)	(0.13)	(0.05)
Net asset value, end of period	$11.44		$11.38		$10.86	$12.81	$9.61
Total Return(c):	2.77%		10.32%		(7.97)%	34.88%	(3.43)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$281		$492		$336	$433	$141
Average net assets (000)	$451		$368		$435	$331	$77
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	0.42	%(f)(g)	0.15	%(g)	0.00%	0.00%	0.00	%(f)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.42	%(f)(g)	0.15	%(g)	(0.09)%	(0.10)%	(0.11	)%(f)
Expenses before waivers and/or expense reimbursement	23.74	%(f)	30.77%		25.56%	34.59%	166.46	%(f)
Net investment income (loss)	3.01	%(f)	2.11%		2.70%	0.93%	0.11	%(f)
Portfolio turnover rate(h)	62%		45%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)	Annualized.
(g)

Includes certain non-recurring expenses of 0.55% and 0.24%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended January 31, 2024 and for the year ended July 31, 2023, respectively.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights  (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Funds 203

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 5 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust.

These financial statements relate only to the following series of the RIC: PGIM Target Date Income Fund, PGIM Target Date 2015 Fund, PGIM Target Date 2020 Fund, PGIM Target Date 2025 Fund, PGIM Target Date 2030 Fund, PGIM Target Date 2035 Fund, PGIM Target Date 2040 Fund, PGIM Target Date 2045 Fund, PGIM Target Date 2050 Fund, PGIM Target Date 2055 Fund, PGIM Target Date 2060 Fund and PGIM Target Date 2065 Fund (each a “Fund” and collectively referred to as the “Target Date Funds” or the “Funds”) (formerly known as Prudential Day One Funds). The Target Date Funds are classified as diversified funds for purposes of the 1940 Act.

The investment objective of each of the Target Date Funds is to seek a balance between growth and conservation of capital. Each Target Date Fund seeks to achieve its objective by investing in a combination of mutual funds in the PGIM fund family (each, an “Underlying Fund”).

2.	Accounting Policies

The Target Date Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Target Date Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Target Date Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Target Date Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Target Date Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Target Date Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Target Date Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under

Rule 2a-5. The valuation procedures permit the Target Date Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Target Date Funds’ foreign investments may change on days when investors cannot purchase or redeem Target Date Fund shares.

Various inputs determine how each Target Date Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Investments in open-end funds (other than exchanged-traded funds (“ETFs”)) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends.

PGIM Target Date Funds  205

Notes to Financial Statements (unaudited) (continued)

Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each of the Target Date Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Each Fund other than PGIM Target Date Income Fund:
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

PGIM Target Date Income Fund:
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The RIC, on behalf of the Target Date Funds, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM DC Solutions LLC (“PGIM DC Solutions” or the “subadviser”). The subadvisory fee was contractually set to 0.00% of each of the Funds’ average daily net assets effective December 11, 2023. Also effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser, but the Funds’ portfolio management team remained the same.

Through December 10, 2023, each Fund paid PGIM Investments management fees (net of waivers, as applicable) at the effective rate of 0.02% of the Fund’s average daily net assets, accrued daily and payable monthly. Effective December 11, 2023, the management fee was contractually set to an annual rate of 0.00% of each of the Funds’ average daily net assets. All amounts paid or payable by the Target Date Funds to the Manager, under the agreement, are reflected in the Statement of Operations.

The Manager has contractually agreed to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver has no express termination date and may not be terminated by PGIM Investments without prior approval of the Fund’s Board of Trustees. The expense limitations attributable to each class are as follows:

Class	Expense Limitations*	Prior Expense Limitations
R1	1.00%	1.15%
R2	0.75	0.90
R3	0.60	0.75
R4	0.50	0.65
R5	0.40	0.55

PGIM Target Date Funds  207

Notes to Financial Statements (unaudited) (continued)

Class	Expense Limitations*	Prior Expense Limitations
R6	0.25%	0.40%

*Effective December 11, 2023.

The RIC, on behalf of the Target Date Funds, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares of Target Date Funds. The Target Date Funds compensate PIMS for distributing and servicing the Target Date Funds’ Class R1, Class R2 and Class R3 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Target Date Funds compensate PIMS for distribution related activities at an annual rate of the average daily net assets of the Class R1, Class R2 and Class R3 shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class R4, Class R5 and Class R6 shares of the Target Date Funds.

The Target Date Funds have adopted a Shareholder Services Plan with respect to Class R1, Class R2, Class R3 and Class R4 shares. Under the terms of the Shareholder Services Plan, each Fund’s Class R1, Class R2, Class R3 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, for services rendered to the shareholders of such Class R1, Class R2, Class R3 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Target Date Funds’ annual gross and net distribution rates and maximum shareholder servicing fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
R1	0.50%	0.50%	0.10%
R2	0.25	0.25	0.10
R3	0.10	0.10	0.10
R4	N/A	N/A	0.10
R5	N/A	N/A	N/A
R6	N/A	N/A	N/A

PGIM Investments, PIMS, PGIM DC Solutions and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS, an affiliate of PGIM Investments and an indirect, wholly- owned subsidiary of Prudential, serves as Target Date Funds’ transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Target Date Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

5.	Investments in Affiliated Issuers

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Target Date Income Fund	$5,630,780	$8,484,077
PGIM Target Date 2015 Fund	2,530,328	2,627,547
PGIM Target Date 2020 Fund	12,305,824	18,204,498
PGIM Target Date 2025 Fund	20,182,282	34,938,117
PGIM Target Date 2030 Fund	28,094,620	39,150,853
PGIM Target Date 2035 Fund	24,061,499	39,349,484
PGIM Target Date 2040 Fund	26,099,738	36,404,390
PGIM Target Date 2045 Fund	18,184,827	29,861,566
PGIM Target Date 2050 Fund	12,126,975	20,821,188
PGIM Target Date 2055 Fund	5,768,767	8,634,899
PGIM Target Date 2060 Fund	4,830,340	6,099,894
PGIM Target Date 2065 Fund	387,023	563,394

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2024, is presented as follows:

PGIM Target Date Income Fund :

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 3,591,710	$ 233,067	$ 746,453	$ 183,628	$ (139,114)	$ 3,122,838	360,605	$ 62,850	$ —

PGIM Target Date Funds  209

Notes to Financial Statements (unaudited) (continued)

PGIM Target Date Income Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM Global Real Estate Fund (Class R6)
$ 1,353,201	$222,946	$411,365	$16,467	$(23,135)	$1,158,114	62,907	$18,442	$—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
226,702	86,849	86,126	(2,102)	2,479	227,802	17,310	2,228	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,346,777	268,253	341,339	(49,806)	(61,843)	1,162,042	175,801	50,572	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
1,032,529	136,842	267,246	(35,699)	22,456	888,882	66,633	31,133	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
2,381,826	131,866	2,568,602	(683,054)	737,964	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	3,546,146	656,109	144,529	22,594	3,057,160	81,655	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
226,004	121,625	112,219	(10,423)	3,840	228,827	23,374	2,691	13,026

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
1,304,931	199,411	1,403,181	(414,466)	313,305	—	—	10,691	103,984

PGIM TIPS Fund (Class R6)
5,169,286	434,795	1,108,159	237,620	(239,222)	4,494,320	528,744	92,267	—

PGIM Total Return Bond Fund (Class R6)
3,597,943	248,980	783,278	223,865	(163,297)	3,124,213	259,486	87,660	—
$20,230,909	$5,630,780	$8,484,077	$(389,441)	$476,027	$17,464,198		$358,534	$117,010

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 2,316,614	$370,325	$748,532	$—	$—	$1,938,407	1,938,407	$62,037	$—
$22,547,523	$6,001,105	$9,232,609	$(389,441)	$476,027	$19,402,605		$420,571	$117,010

PGIM Target Date 2015 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$1,448,180	$136,812	$90,551	$34,443	$(16,233)	$1,512,651	174,671	$25,658	$—

PGIM Global Real Estate Fund (Class R6)
589,851	88,506	91,028	(3,508)	(866)	582,955	31,665	7,974	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
103,759	33,326	18,909	(276)	689	118,589	9,011	1,024	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
587,050	101,258	55,880	(39,783)	(7,829)	584,816	88,474	22,086	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
508,777	54,925	81,004	(12,084)	5,941	476,555	35,724	15,321	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
1,124,413	55,695	1,206,952	(385,719)	412,563	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	1,661,070	143,692	75,547	5,101	1,598,026	42,682	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
103,439	51,974	33,515	(4,658)	1,830	119,070	12,162	1,230	5,954

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
609,999	88,177	651,591	(219,434)	172,849	—	—	4,984	48,480

PGIM TIPS Fund (Class R6)
2,214,067	171,271	143,635	25,512	(25,028)	2,242,187	263,787	39,172	—

PGIM Total Return Bond Fund (Class R6)
1,568,318	87,314	110,790	51,523	(24,061)	1,572,304	130,590	38,445	—
$8,857,853	$2,530,328	$2,627,547	$(478,437)	$524,956	$8,807,153		$155,894	$54,434

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 998,336	$194,815	$220,801	$—	$—	$972,350	972,350	$26,416	$—
$9,856,189	$2,725,143	$2,848,348	$(478,437)	$524,956	$9,779,503		$182,310	$54,434

PGIM Target Date Funds  211

Notes to Financial Statements (unaudited) (continued)

PGIM Target Date 2020 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 5,195,764	$373,421	$1,105,365	$214,560	$(148,608)	$4,529,772	523,068	$89,981	$—

PGIM Global Real Estate Fund (Class R6)
2,485,756	366,768	744,247	(12,383)	4,005	2,099,899	114,063	33,519	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
503,890	191,945	195,395	(5,954)	8,079	502,565	38,189	4,950	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,473,963	484,124	645,762	(104,450)	(100,867)	2,107,008	318,761	92,862	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
2,746,100	331,250	801,903	(118,575)	85,526	2,242,398	168,096	82,272	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
5,733,287	247,325	6,109,735	(1,916,524)	2,045,647	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	8,293,680	1,859,908	322,342	62,246	6,818,360	182,114	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
506,491	259,287	247,060	(25,027)	11,130	504,821	51,565	5,993	29,005

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
2,901,306	400,392	3,075,613	(1,037,879)	811,794	—	—	23,796	231,461

PGIM TIPS Fund (Class R6)
8,752,572	885,638	1,986,960	304,464	(302,818)	7,652,896	900,341	154,032	—

PGIM Total Return Bond Fund (Class R6)
6,444,006	471,994	1,432,550	380,433	(269,988)	5,593,895	464,609	155,321	—
$37,743,135	$12,305,824	$18,204,498	$(1,998,993)	$2,206,146	$32,051,614		$642,726	$260,466

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 3,633,150	$595,203	$1,141,660	$—	$—	$3,086,693	3,086,693	$97,106	$—
$41,376,285	$12,901,027	$19,346,158	$(1,998,993)	$2,206,146	$35,138,307		$739,832	$260,466

PGIM Target Date 2025 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 6,646,158	$892,115	$2,147,587	$382,806	$(314,127)	$5,459,365	630,412	$108,916	$—

PGIM Global Real Estate Fund (Class R6)
3,852,266	536,981	1,475,562	29,573	(50,491)	2,892,767	157,130	48,485	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
948,690	343,451	446,932	(17,281)	16,087	844,015	64,135	8,608	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
3,833,997	733,476	1,362,090	(97,824)	(205,372)	2,902,187	439,060	134,222	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
5,303,696	551,466	1,907,151	(297,534)	220,403	3,870,880	290,171	148,080	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
10,317,967	419,006	10,928,995	(3,148,398)	3,340,420	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	13,800,426	3,639,211	510,318	122,991	10,794,524	288,315	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,022,977	441,854	587,069	(61,377)	31,467	847,852	86,604	11,279	54,595

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
5,066,300	653,913	5,339,614	(1,789,072)	1,408,473	—	—	38,682	376,256

PGIM TIPS Fund (Class R6)
12,540,481	1,191,386	4,056,683	638,715	(651,234)	9,662,665	1,136,784	207,953	—

PGIM Total Return Bond Fund (Class R6)
9,602,422	618,208	3,047,223	715,103	(573,602)	7,314,908	607,551	216,632	—
$59,134,954	$20,182,282	$34,938,117	$(3,134,971)	$3,345,015	$44,589,163		$922,857	$430,851

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 4,965,066	$788,360	$1,943,080	$—	$—	$3,810,346	3,810,346	$124,971	$—
$64,100,020	$20,970,642	$36,881,197	$(3,134,971)	$3,345,015	$48,399,509		$1,047,828	$430,851

PGIM Target Date Funds  213

Notes to Financial Statements (unaudited) (continued)

PGIM Target Date 2030 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 4,711,446	$742,797	$1,344,979	$243,011$	(182,871)	$4,169,404	481,455	$82,893	$—

PGIM Global Real Estate Fund (Class R6)
3,944,561	663,920	1,342,450	68,178	(78,355)	3,255,854	176,852	53,923	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,354,692	442,607	566,741	(27,244)	34,875	1,238,189	94,087	13,312	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
3,664,147	1,012,269	1,211,417	(105,507)	(201,957)	3,157,535	477,691	140,827	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
654,903	100,715	176,302	(36,414)	2,656	545,558	50,892	22,533	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
6,739,414	866,783	2,313,975	(307,833)	230,629	5,215,018	390,931	205,639	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
12,065,166	714,464	13,055,784	(3,423,387)	3,699,541	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	18,403,566	5,085,208	669,352	170,787	14,158,497	378,165	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,462,525	680,297	857,949	(79,002)	37,934	1,243,805	127,048	17,623	85,302

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
6,696,124	1,034,389	7,201,003	(2,225,431)	1,695,921	—	—	55,822	542,965

PGIM TIPS Fund (Class R6)
10,875,521	2,204,648	3,309,878	583,984	(577,706)	9,776,569	1,150,185	193,037	—

PGIM Total Return Bond Fund (Class R6)
9,308,111	1,228,165	2,685,167	659,714	(497,618)	8,013,205	665,549	227,081	—
$61,476,610	$28,094,620	$39,150,853	$(3,980,579)	$4,333,836	$50,773,634		$1,012,690	$628,267

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 4,159,383	$1,183,385	$1,716,096	$—	$—	$3,626,672	3,626,672	$113,468	$—
$65,635,993	$29,278,005	$40,866,949	$(3,980,579)	$4,333,836	$54,400,306		$1,126,158	$628,267

PGIM Target Date 2035 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 2,912,435	$458,840	$1,261,752	$216,671	$(188,917)	$2,137,277	246,799	$47,469	$—

PGIM Global Real Estate Fund (Class R6)
2,926,145	574,641	1,364,683	66,054	(88,328)	2,113,829	114,820	36,929	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,591,346	523,685	868,233	(4,855)	(1,894)	1,240,049	94,229	14,172	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,600,167	617,015	1,185,819	(38,099)	(165,027)	1,828,237	276,586	91,376	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,665,599	269,791	827,034	(98,237)	15,886	1,026,005	95,709	52,184	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
6,760,435	888,816	2,976,740	(364,847)	260,296	4,567,960	342,426	187,829	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
10,979,081	599,167	11,760,746	(2,920,373)	3,102,871	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	16,085,582	5,244,560	546,717	176,710	11,564,449	308,880	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,790,691	717,799	1,167,472	(108,972)	49,681	1,281,727	130,922	19,647	95,101

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
6,807,467	965,039	7,245,161	(2,260,548)	1,733,203	—	—	52,133	507,081

PGIM TIPS Fund (Class R6)
5,936,008	1,278,149	2,704,041	443,574	(452,743)	4,500,947	529,523	98,919	—

PGIM Total Return Bond Fund (Class R6)
6,147,573	1,082,975	2,743,243	601,333	(517,240)	4,571,398	379,684	139,855	—
$50,116,947	$24,061,499	$39,349,484	$(3,921,582)	$3,924,498	$34,831,878		$740,513	$602,182

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 2,068,404	$990,931	$1,410,845	$—	$—	$1,648,490	1,648,490	$52,635	$—
$52,185,351	$25,052,430	$40,760,329	$(3,921,582)	$3,924,498	$36,480,368		$793,148	$602,182

PGIM Target Date Funds  215

Notes to Financial Statements (unaudited) (continued)

PGIM Target Date 2040 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 2,192,619	$456,426	$889,786	$143,361	$(114,191)	$1,788,429	206,516	$38,204	$—

PGIM Global Real Estate Fund (Class R6)
2,328,671	478,275	989,824	45,809	(46,657)	1,816,274	98,657	31,809	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,764,777	795,680	923,206	(27,798)	26,955	1,636,408	124,347	17,014	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,317,583	709,821	1,008,608	(40,848)	(155,796)	1,822,152	275,666	89,002	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
2,319,657	482,870	962,782	(129,162)	13,164	1,723,747	160,797	79,750	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
7,444,076	1,218,361	2,782,991	(321,362)	238,464	5,796,548	434,524	226,955	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
10,458,671	397,053	11,090,850	(2,681,910)	2,917,036	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	17,759,926	5,948,925	592,688	174,252	12,577,941	335,949	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
2,375,424	946,760	1,383,486	(140,768)	61,212	1,859,142	189,902	28,600	138,437

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
6,662,293	891,225	7,024,980	(2,139,581)	1,611,043	—	—	55,529	540,124

PGIM TIPS Fund (Class R6)
3,620,072	1,039,345	1,574,024	249,262	(246,303)	3,088,352	363,335	64,048	—

PGIM Total Return Bond Fund (Class R6)
4,397,484	923,996	1,824,928	381,890	(303,675)	3,574,767	296,908	106,670	—
$45,881,327	$26,099,738	$36,404,390	$(4,068,419)	$4,175,504	$35,683,760		$737,581	$678,561

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 641,764	$437,156	$469,149	$—	$—	$609,771	609,771	$17,077	$—
$46,523,091	$26,536,894	$36,873,539	$(4,068,419)	$4,175,504	$36,293,531		$754,658	$678,561

PGIM Target Date 2045 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 1,145,476	$340,312	$633,949	$87,584	$(73,716)	$865,707	99,966	$19,633	$—

PGIM Global Real Estate Fund (Class R6)
1,692,527	279,201	868,750	38,709	(35,306)	1,106,381	60,097	22,746	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,421,966	446,796	790,630	(36,675)	33,731	1,075,188	81,701	13,483	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,549,634	500,350	854,925	(6,835)	(122,665)	1,065,559	161,204	58,012	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
2,178,210	386,249	1,053,631	(122,301)	12,971	1,401,498	130,737	72,922	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
6,232,226	855,751	2,883,712	(334,707)	259,495	4,129,053	309,524	185,026	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
7,887,874	307,988	8,363,537	(1,884,517)	2,052,192	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	12,645,585	5,213,831	377,134	168,446	7,977,334	213,070	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
2,292,946	732,428	1,571,285	(153,398)	76,686	1,377,377	140,692	26,882	130,121

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
5,034,549	655,863	5,298,919	(1,540,471)	1,148,978	—	—	40,760	396,463

PGIM TIPS Fund (Class R6)
1,484,107	548,368	869,143	121,453	(120,209)	1,164,576	137,009	25,809	—

PGIM Total Return Bond Fund (Class R6)
2,834,751	485,936	1,459,254	269,641	(222,099)	1,908,975	158,553	66,493	—
$33,754,266	$18,184,827	$29,861,566	$(3,184,383)	$3,178,504	$22,071,648		$531,766	$526,584

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 77,740	$96,132	$156,517	$—	$—	$17,355	17,355	$884	$—
$33,832,006	$18,280,959	$30,018,083	$(3,184,383)	$3,178,504	$22,089,003		$532,650	$526,584

PGIM Target Date Funds  217

Notes to Financial Statements (unaudited) (continued)

PGIM Target Date 2050 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 355,122	$108,795	$221,586	$24,864	$(20,861)	$246,334	28,445	$6,152	$—

PGIM Global Real Estate Fund (Class R6)
1,115,020	187,223	626,600	27,542	(26,386)	676,799	36,763	15,037	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,048,822	275,694	620,197	(41,648)	37,564	700,235	53,209	9,710	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
887,734	259,793	529,738	(1,284)	(73,302)	543,203	82,179	33,072	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,710,442	321,753	893,923	(96,365)	8,706	1,050,613	98,005	56,963	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
4,616,214	707,264	2,401,392	(265,406)	205,241	2,861,921	214,537	136,331	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
5,256,477	252,255	5,621,162	(1,250,008)	1,362,438	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	8,466,520	3,786,017	238,411	124,091	5,043,005	134,696	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,823,404	568,265	1,245,824	(121,166)	53,183	1,077,862	110,098	21,265	102,935

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
3,470,217	485,060	3,686,332	(981,062)	712,117	—	—	27,925	271,624

PGIM TIPS Fund (Class R6)
355,535	116,031	224,821	29,329	(29,452)	246,622	29,014	6,436	—

PGIM Total Return Bond Fund (Class R6)
1,600,729	378,322	963,596	153,369	(128,288)	1,040,536	86,423	38,249	—
$22,239,716	$12,126,975	$20,821,188	$(2,283,424)	$2,225,051	$13,487,130		$351,140	$374,559

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 61,566	$105,087	$152,405	$—	$—	$14,248	14,248	$642	$—
$22,301,282	$12,232,062	$20,973,593	$(2,283,424)	$2,225,051	$13,501,378		$351,782	$374,559

PGIM Target Date 2055 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ —	$104,576	$41,409	$(260)	$(148)	$62,759	7,247	$234	$—

PGIM Global Real Estate Fund (Class R6)
454,250	104,699	251,113	2,977	(420)	310,393	16,860	6,379	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
449,188	188,344	275,701	(10,240)	9,881	361,472	27,468	4,432	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
361,659	138,360	219,155	(5,308)	(26,437)	249,119	37,688	14,386	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
769,222	211,350	398,996	(44,748)	4,903	541,731	50,535	27,327	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
2,057,837	420,978	1,040,340	(96,318)	76,014	1,418,171	106,310	64,830	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
2,118,832	166,745	2,336,029	(534,069)	584,521	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	3,732,210	1,603,279	108,127	50,093	2,287,151	61,088	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
791,083	297,674	522,663	(48,285)	19,490	537,299	54,882	9,842	47,639

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
1,406,493	246,671	1,540,711	(438,630)	326,177	—	—	11,963	116,370

PGIM TIPS Fund (Class R6)
108,632	29,582	63,013	1,160	(963)	75,398	8,870	1,984	—

PGIM Total Return Bond Fund (Class R6)
543,439	127,578	342,490	38,902	(28,381)	339,048	28,160	13,086	—
$9,060,635	$5,768,767	$8,634,899	$(1,026,692)	$1,014,730	$6,182,541		$154,463	$164,009

Short-Term Investments - Affiliated Mutual Fund(wa):
PGIM Core Ultra Short Bond Fund
$ 54,345	$107,709	$153,346	$—	$—	$8,708	8,708	$418	$—
$9,114,980	$5,876,476	$8,788,245	$(1,026,692)	$1,014,730	$6,191,249		$154,881	$164,009

PGIM Target Date Funds  219

Notes to Financial Statements (unaudited) (continued)

PGIM Target Date 2060 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Global Real Estate Fund (Class R6)
$ 385,784	$93,158	$157,254	$5,953	$(6,200)	$321,441	17,460	$5,338	$—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
384,586	164,319	165,630	(1,671)	724	382,328	29,052	3,721	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
307,150	118,523	141,982	(9,688)	(16,037)	257,966	39,027	12,000	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
707,086	188,906	260,273	(34,770)	(2,495)	598,454	55,826	24,668	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
1,853,649	408,243	663,186	(42,635)	20,514	1,576,585	118,185	57,388	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
1,769,505	158,945	1,968,283	(359,225)	399,058	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	3,081,603	891,899	109,962	26,319	2,325,985	62,126	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
689,630	258,217	347,684	(31,044)	5,347	574,466	58,679	8,425	40,784

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
1,197,585	221,563	1,323,680	(253,456)	157,988	—	—	10,031	97,562

PGIM Total Return Bond Fund (Class R6)
399,995	136,863	180,023	25,947	(18,680)	364,102	30,241	9,879	—
$7,694,970	$4,830,340	$6,099,894	$(590,627)	$566,538	$6,401,327		$131,450	$138,346

Short-Term Investments - Affiliated Mutual Fund(wa):
PGIM Core Ultra Short Bond Fund
$ 51,601	$88,875	$133,276	$—	$—	$7,200	7,200	$426	$—
$7,746,571	$4,919,215	$6,233,170	$(590,627)	$566,538	$6,408,527		$131,876	$138,346

PGIM Target Date 2065 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Global Real Estate Fund (Class R6)
$ 33,525	$7,167	$15,981	$311	$(602)	$24,420	1,326	$456	$—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
33,816	14,435	17,717	(44)	(386)	30,104	2,288	312	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
26,698	9,358	14,308	(669)	(1,482)	19,597	2,965	994	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
67,337	16,810	29,935	(3,052)	(688)	50,472	4,708	2,238	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
164,059	28,646	69,636	(3,498)	689	120,260	9,015	4,838	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
154,736	9,126	166,488	(22,822)	25,448	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	258,377	91,877	8,407	2,944	177,851	4,750	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
59,923	20,480	33,107	(2,409)	(183)	44,704	4,566	698	3,377

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
104,619	15,736	111,826	(13,921)	5,392	—	—	838	8,154

PGIM Total Return Bond Fund (Class R6)
24,068	6,888	12,519	1,215	(882)	18,770	1,559	582	—
$668,781	$387,023	$563,394	$(36,482)	$30,250	$486,178		$10,956	$11,531

Short-Term Investments - Affiliated Mutual Fund(wa):
PGIM Core Ultra Short Bond Fund
$ 552	$2,990	$302	$—	$—	$3,240	3,240	$62	$—
$669,333	$390,013	$563,696	$(36,482)	$30,250	$489,418		$11,018	$11,531

(wa)	Represents investments in Funds affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Target Date Funds’ investments and the net unrealized depreciation as of January 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

PGIM Target Date Income Fund	$21,562,180	$495,700	$(2,655,275)	$(2,159,575)

PGIM Target Date Funds  221

Notes to Financial Statements (unaudited) (continued)

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

PGIM Target Date 2015 Fund	$10,873,740	$312,236	$(1,406,473)	$(1,094,237)

PGIM Target Date 2020 Fund	38,999,755	1,305,015	(5,166,463)	(3,861,448)

PGIM Target Date 2025 Fund	53,778,284	1,906,959	(7,285,734)	(5,378,775)

PGIM Target Date 2030 Fund	58,889,916	2,427,660	(6,917,270)	(4,489,610)

PGIM Target Date 2035 Fund	38,607,738	2,034,722	(4,162,092)	(2,127,370)

PGIM Target Date 2040 Fund	37,437,213	2,406,922	(3,550,604)	(1,143,682)

PGIM Target Date 2045 Fund	22,915,100	1,734,661	(2,560,758)	(826,097)

PGIM Target Date 2050 Fund	13,699,642	1,187,554	(1,385,818)	(198,264)

PGIM Target Date 2055 Fund	6,322,565	646,308	(777,624)	(131,316)

PGIM Target Date 2060 Fund	6,477,085	533,435	(601,993)	(68,558)

PGIM Target Date 2065 Fund	502,094	34,206	(46,882)	(12,676)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of July 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

PGIM Target Date 2015 Fund	$87,000	$—

PGIM Target Date 2055 Fund	16,000	—

The Manager has analyzed the Target Date Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Target Date Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Target Date Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2023 are subject to such review.

7.	Capital and Ownership

The RIC is authorized to issue an unlimited number of shares of beneficial interest of the Target Date Funds, at $0.001 par value per share. The Target Date Funds offer Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of the Target Date Funds to one or more other share classes of the Target Date Funds as presented in the table of transactions in shares of beneficial interest, below.

As of January 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Target Date Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

PGIM Target Date Income Fund –Class R1	2,609	97.1%

PGIM Target Date Income Fund –Class R2	2,655	89.5

PGIM Target Date Income Fund –Class R4	2,701	100.0

PGIM Target Date Income Fund –Class R5	2,723	2.9

PGIM Target Date 2015 Fund–Class R1	1,328	100.0

PGIM Target Date 2015 Fund–Class R2	1,350	24.3

PGIM Target Date 2015 Fund–Class R3	1,365	100.0

PGIM Target Date 2015 Fund–Class R4	1,375	100.0

PGIM Target Date 2015 Fund–Class R5	1,384	6.3

PGIM Target Date 2020 Fund–Class R1	1,342	100.0

PGIM Target Date 2020 Fund–Class R4	1,388	93.3

PGIM Target Date 2020 Fund–Class R5	1,398	0.5

PGIM Target Date 2025 Fund–Class R1	1,348	100.0

PGIM Target Date 2025 Fund–Class R4	1,394	7.4

PGIM Target Date 2025 Fund–Class R5	1,404	1.7

PGIM Target Date 2030 Fund–Class R1	1,361	20.6

PGIM Target Date 2030 Fund–Class R4	1,409	52.9

PGIM Target Date 2035 Fund–Class R1	1,411	51.6

PGIM Target Date 2035 Fund–Class R4	1,460	100.0

PGIM Target Date 2035 Fund–Class R5	1,470	1.8

PGIM Target Date 2040 Fund–Class R1	1,382	28.1

PGIM Target Date 2040 Fund–Class R4	1,428	23.6

PGIM Target Date 2045 Fund–Class R1	1,438	100.0

PGIM Target Date 2045 Fund–Class R4	1,489	38.5

PGIM Target Date 2050 Fund–Class R1	1,389	25.8

PGIM Target Date 2050 Fund–Class R3	848	50.1

PGIM Target Date 2050 Fund–Class R4	1,436	16.5

PGIM Target Date 2050 Fund–Class R5	1,446	1.0

PGIM Target Date 2055 Fund–Class R1	1,632	93.5

PGIM Target Date 2055 Fund–Class R2	1,654	6.2

PGIM Target Date 2055 Fund–Class R3	963	16.7

PGIM Target Date 2055 Fund–Class R4	1,678	40.5

PGIM Target Date 2055 Fund–Class R5	1,687	2.6

PGIM Target Date 2060 Fund–Class R1	1,337	67.3

PGIM Target Date Funds  223

Notes to Financial Statements (unaudited) (continued)

Fund	Number of Shares	Percentage of Outstanding Shares

PGIM Target Date 2060 Fund–Class R4	1,379	54.9%

PGIM Target Date 2060 Fund–Class R5	1,388	1.9

PGIM Target Date 2065 Fund–Class R1	1,155	100.0

PGIM Target Date 2065 Fund–Class R2	1,164	10.2

PGIM Target Date 2065 Fund–Class R3	1,172	40.8

PGIM Target Date 2065 Fund–Class R4	1,178	100.0

PGIM Target Date 2065 Fund–Class R5	1,183	84.2

PGIM Target Date 2065 Fund–Class R6	1,188	4.8

At the reporting period end, the number of shareholders holding greater than 5% of the Target Date Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

PGIM Target Date Income Fund	—	—%

PGIM Target Date 2015 Fund	—	—

PGIM Target Date 2020 Fund	—	—

PGIM Target Date 2025 Fund	—	—

PGIM Target Date 2030 Fund	—	—

PGIM Target Date 2035 Fund	—	—

PGIM Target Date 2040 Fund	—	—

PGIM Target Date 2045 Fund	—	—

PGIM Target Date 2050 Fund	—	—

PGIM Target Date 2055 Fund	—	—

PGIM Target Date 2060 Fund	—	—

PGIM Target Date 2065 Fund	1	16.6

Unaffiliated:

PGIM Target Date Income Fund	3	89.0

PGIM Target Date 2015 Fund	1	86.6

PGIM Target Date 2020 Fund	3	92.3

PGIM Target Date 2025 Fund	4	92.2

PGIM Target Date 2030 Fund	3	87.0

PGIM Target Date 2035 Fund	5	90.9

PGIM Target Date 2040 Fund	3	86.0

PGIM Target Date 2045 Fund	5	94.5

PGIM Target Date 2050 Fund	4	86.7

PGIM Target Date 2055 Fund	5	85.7

PGIM Target Date 2060 Fund	5	87.1

PGIM Target Date 2065 Fund	2	58.7

Transactions in shares of beneficial interest were as follows:

PGIM Target Date Income Fund :

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2024:
Shares sold	14	$140
Shares issued in reinvestment of dividends and distributions	56	553
Shares purchased	— **	(4)
Net increase (decrease) in shares outstanding	70	$689

Year ended July 31, 2023:
Shares sold	24	$241
Shares issued in reinvestment of dividends and distributions	168	1,612
Shares purchased	(1)	(5)
Net increase (decrease) in shares outstanding	191	$1,848

Class R2
Six months ended January 31, 2024:
Shares sold	96	$922
Shares issued in reinvestment of dividends and distributions	69	678
Shares purchased	(524)	(5,253)
Net increase (decrease) in shares outstanding	(359)	$(3,653)

Year ended July 31, 2023:
Shares sold	8,708	$91,388
Shares issued in reinvestment of dividends and distributions	235	2,260
Shares purchased	(10,148)	(103,841)
Net increase (decrease) in shares outstanding	(1,205)	$(10,193)

Class R3
Six months ended January 31, 2024:
Shares sold	524	$5,065
Shares issued in reinvestment of dividends and distributions	409	4,040
Shares purchased	(46)	(463)
Net increase (decrease) in shares outstanding	887	$8,642

Year ended July 31, 2023:
Shares sold	965	$9,474
Shares issued in reinvestment of dividends and distributions	1,108	10,642
Shares purchased	(45)	(426)
Net increase (decrease) in shares outstanding	2,028	$19,690

Class R4
Six months ended January 31, 2024:
Shares issued in reinvestment of dividends and distributions	63	$626
Net increase (decrease) in shares outstanding	63	$626

PGIM Target Date Funds  225

Notes to Financial Statements (unaudited) (continued)

PGIM Target Date Income Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2023:

Shares issued in reinvestment of dividends and distributions	183	$1,752

Net increase (decrease) in shares outstanding	183	$1,752

Class R5

Six months ended January 31, 2024:

Shares sold	1,414	$13,770

Shares issued in reinvestment of dividends and distributions	2,266	22,363

Shares purchased	(4,396)	(42,824)

Net increase (decrease) in shares outstanding	(716)	$(6,691)

Year ended July 31, 2023:

Shares sold	5,953	$58,589

Shares issued in reinvestment of dividends and distributions	6,601	63,374

Shares purchased	(5,954)	(58,068)

Net increase (decrease) in shares outstanding	6,600	$63,895

Class R6

Six months ended January 31, 2024:

Shares sold	64,010	$621,759

Shares issued in reinvestment of dividends and distributions	53,692	530,810

Shares purchased	(433,878)	(4,287,492)

Net increase (decrease) in shares outstanding	(316,176)	$(3,134,923)

Year ended July 31, 2023:

Shares sold	131,578	$1,298,950

Shares issued in reinvestment of dividends and distributions	160,973	1,548,705

Shares purchased	(328,136)	(3,227,540)

Net increase (decrease) in shares outstanding	(35,585)	$(379,885)

** Less than 1 share.
PGIM Target Date 2015 Fund:

Share Class	Shares	Amount

Class R1

Six months ended January 31, 2024:

Shares issued in reinvestment of dividends and distributions	32	$322

Net increase (decrease) in shares outstanding	32	$322

PGIM Target Date 2015 Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	90	$856
Net increase (decrease) in shares outstanding	90	$856

Class R2
Six months ended January 31, 2024:
Shares sold	93	$912
Shares issued in reinvestment of dividends and distributions	147	1,479
Shares purchased	(42)	(416)
Net increase (decrease) in shares outstanding	198	$1,975

Year ended July 31, 2023:
Shares sold	330	$3,272
Shares issued in reinvestment of dividends and distributions	369	3,495
Shares purchased	(20)	(206)
Net increase (decrease) in shares outstanding	679	$6,561

Class R3
Six months ended January 31, 2024:
Shares issued in reinvestment of dividends and distributions	38	$382
Net increase (decrease) in shares outstanding	38	$382

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	98	$926
Net increase (decrease) in shares outstanding	98	$926

Class R4
Six months ended January 31, 2024:
Shares issued in reinvestment of dividends and distributions	39	$397
Net increase (decrease) in shares outstanding	39	$397

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	100	$944
Net increase (decrease) in shares outstanding	100	$944

Class R5
Six months ended January 31, 2024:
Shares sold	4,005	$39,732
Shares issued in reinvestment of dividends and distributions	615	6,178
Shares purchased	(518)	(4,995)
Net increase (decrease) in shares outstanding	4,102	$40,915

PGIM Target Date Funds  227

Notes to Financial Statements (unaudited) (continued)

PGIM Target Date 2015 Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares sold	4,207	$42,074
Shares issued in reinvestment of dividends and distributions	1,371	12,979
Shares purchased	(3,837)	(38,007)
Net increase (decrease) in shares outstanding	1,741	$17,046

Class R6
Six months ended January 31, 2024:
Shares sold	6,106	$59,263
Shares issued in reinvestment of dividends and distributions	29,547	296,655
Shares purchased	(40,662)	(404,168)
Net increase (decrease) in shares outstanding	(5,009)	$(48,250)

Year ended July 31, 2023:
Shares sold	5,243	$54,518
Shares issued in reinvestment of dividends and distributions	86,257	815,992
Shares purchased	(213,374)	(2,112,325)
Net increase (decrease) in shares outstanding	(121,874)	$(1,241,815)

PGIM Target Date 2020 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2024:
Shares issued in reinvestment of dividends and distributions	42	$430
Net increase (decrease) in shares outstanding	42	$430

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	101	$976
Net increase (decrease) in shares outstanding	101	$976

Class R2
Six months ended January 31, 2024:
Shares sold	1,591	$16,101
Shares issued in reinvestment of dividends and distributions	226	2,324
Shares purchased	(173)	(1,795)
Net increase (decrease) in shares outstanding	1,644	$16,630

PGIM Target Date 2020 Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares sold	3,798	$40,107
Shares issued in reinvestment of dividends and distributions	647	6,256
Shares purchased	(3,769)	(37,589)
Net increase (decrease) in shares outstanding	676	$8,774

Class R3
Six months ended January 31, 2024:
Shares issued in reinvestment of dividends and distributions	3,482	$35,797
Shares purchased	(10,307)	(105,647)
Net increase (decrease) in shares outstanding	(6,825)	$(69,850)

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	8,727	$84,476
Shares purchased	(10,824)	(104,995)
Net increase (decrease) in shares outstanding	(2,097)	$(20,519)

Class R4
Six months ended January 31, 2024:
Shares sold	99	$1,006
Shares issued in reinvestment of dividends and distributions	50	510
Net increase (decrease) in shares outstanding	149	$1,516

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	110	$1,068
Net increase (decrease) in shares outstanding	110	$1,068

Class R5
Six months ended January 31, 2024:
Shares sold	5,762	$58,886
Shares issued in reinvestment of dividends and distributions	10,154	104,387
Shares purchased	(24,204)	(252,280)
Net increase (decrease) in shares outstanding	(8,288)	$(89,007)

Year ended July 31, 2023:
Shares sold	13,434	$137,571
Shares issued in reinvestment of dividends and distributions	24,334	235,551
Shares purchased	(21,608)	(218,445)
Net increase (decrease) in shares outstanding	16,160	$154,677

PGIM Target Date Funds  229

Notes to Financial Statements (unaudited) (continued)

PGIM Target Date 2020 Fund (cont’d.):

Share Class	Shares	Amount

Class R6
Six months ended January 31, 2024:
Shares sold	51,878	$526,673
Shares issued in reinvestment of dividends and distributions	139,373	1,427,182
Shares purchased	(741,983)	(7,591,267)
Net increase (decrease) in shares outstanding	(550,732)	$(5,637,412)

Year ended July 31, 2023:
Shares sold	117,501	$1,217,301
Shares issued in reinvestment of dividends and distributions	359,913	3,469,557
Shares purchased	(1,063,420)	(10,854,417)
Net increase (decrease) in shares outstanding	(586,006)	$(6,167,559)

PGIM Target Date 2025 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2024:
Shares issued in reinvestment of dividends and distributions	39	$409
Net increase (decrease) in shares outstanding	39	$409

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	86	$846
Net increase (decrease) in shares outstanding	86	$846

Class R2
Six months ended January 31, 2024:
Shares sold	3,435	$35,762
Shares issued in reinvestment of dividends and distributions	518	5,492
Shares purchased	(317)	(3,293)
Net increase (decrease) in shares outstanding	3,636	$37,961

Year ended July 31, 2023:
Shares sold	4,409	$45,818
Shares issued in reinvestment of dividends and distributions	759	7,493
Shares purchased	(702)	(7,409)
Net increase (decrease) in shares outstanding	4,466	$45,902

PGIM Target Date 2025 Fund (cont’d.):

Share Class	Shares	Amount

Class R3
Six months ended January 31, 2024:
Shares sold	546	$5,695
Shares issued in reinvestment of dividends and distributions	1,467	15,551
Net increase (decrease) in shares outstanding	2,013	$21,246

Year ended July 31, 2023:
Shares sold	2,312	$23,783
Shares issued in reinvestment of dividends and distributions	3,010	29,707
Shares purchased	(1,690)	(16,695)
Net increase (decrease) in shares outstanding	3,632	$36,795

Class R4
Six months ended January 31, 2024:
Shares sold	16,968	$177,088
Shares issued in reinvestment of dividends and distributions	620	6,574
Shares purchased	(16)	(172)
Net increase (decrease) in shares outstanding	17,572	$183,490

Year ended July 31, 2023:
Shares sold	758	$8,064
Shares issued in reinvestment of dividends and distributions	198	1,952
Shares purchased	(1,604)	(16,150)
Net increase (decrease) in shares outstanding	(648)	$(6,134)

Class R5
Six months ended January 31, 2024:
Shares sold	16,681	$174,785
Shares issued in reinvestment of dividends and distributions	2,741	29,051
Shares purchased	(2,865)	(29,546)
Net increase (decrease) in shares outstanding	16,557	$174,290

Year ended July 31, 2023:
Shares sold	22,311	$231,493
Shares issued in reinvestment of dividends and distributions	4,694	46,333
Shares purchased	(12,724)	(130,897)
Net increase (decrease) in shares outstanding	14,281	$146,929

Class R6
Six months ended January 31, 2024:
Shares sold	130,538	$1,373,249
Shares issued in reinvestment of dividends and distributions	194,563	2,066,255
Shares purchased	(1,805,569)	(19,054,809)
Net increase (decrease) in shares outstanding	(1,480,468)	$(15,615,305)

PGIM Target Date Funds  231

Notes to Financial Statements (unaudited) (continued)

PGIM Target Date 2025 Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares sold	352,341	$3,716,377
Shares issued in reinvestment of dividends and distributions	475,872	4,701,615
Shares purchased	(1,288,773)	(13,476,776)
Net increase (decrease) in shares outstanding	(460,560)	$(5,058,784)
PGIM Target Date 2030 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2024:
Shares sold	677	$7,463
Shares issued in reinvestment of dividends and distributions	221	2,473
Shares purchased	(434)	(4,825)
Net increase (decrease) in shares outstanding	464	$5,111

Year ended July 31, 2023:
Shares sold	790	$8,787
Shares issued in reinvestment of dividends and distributions	464	4,803
Shares purchased	(29)	(313)
Net increase (decrease) in shares outstanding	1,225	$13,277

Class R2
Six months ended January 31, 2024:
Shares sold	1,773	$19,601
Shares issued in reinvestment of dividends and distributions	1,092	12,260
Shares purchased	(263)	(2,945)
Net increase (decrease) in shares outstanding	2,602	$28,916

Year ended July 31, 2023:
Shares sold	3,537	$38,877
Shares issued in reinvestment of dividends and distributions	2,308	23,953
Shares purchased	(2,805)	(29,924)
Net increase (decrease) in shares outstanding	3,040	$32,906

PGIM Target Date 2030 Fund (cont’d.):

Share Class	Shares	Amount

Class R3
Six months ended January 31, 2024:
Shares sold	7,454	$82,556
Shares issued in reinvestment of dividends and distributions	5,492	61,623
Shares purchased	(2,021)	(22,452)
Net increase (decrease) in shares outstanding	10,925	$121,727

Year ended July 31, 2023:
Shares sold	15,918	$174,149
Shares issued in reinvestment of dividends and distributions	10,513	109,021
Shares purchased	(605)	(6,290)
Net increase (decrease) in shares outstanding	25,826	$276,880

Class R4
Six months ended January 31, 2024:
Shares sold	762	$8,450
Shares issued in reinvestment of dividends and distributions	153	1,715
Shares purchased	(1,552)	(17,428)
Net increase (decrease) in shares outstanding	(637)	$(7,263)

Year ended July 31, 2023:
Shares sold	1,756	$19,353
Shares issued in reinvestment of dividends and distributions	299	3,094
Shares purchased	(1,334)	(13,930)
Net increase (decrease) in shares outstanding	721	$8,517

Class R5
Six months ended January 31, 2024:
Shares sold	107,496	$1,209,121
Shares issued in reinvestment of dividends and distributions	19,162	214,999
Shares purchased	(12,071)	(134,176)
Net increase (decrease) in shares outstanding	114,587	$1,289,944

Year ended July 31, 2023:
Shares sold	36,291	$399,496
Shares issued in reinvestment of dividends and distributions	31,004	321,515
Shares purchased	(14,490)	(159,983)
Net increase (decrease) in shares outstanding	52,805	$561,028

PGIM Target Date Funds  233

Notes to Financial Statements (unaudited) (continued)

PGIM Target Date 2030 Fund (cont’d.):

Share Class	Shares	Amount

Class R6
Six months ended January 31, 2024:
Shares sold	244,595	$2,714,105
Shares issued in reinvestment of dividends and distributions	215,206	2,418,912
Shares purchased	(1,527,187)	(17,130,966)
Net increase (decrease) in shares outstanding	(1,067,386)	$(11,997,949)

Year ended July 31, 2023:
Shares sold	350,932	$3,875,077
Shares issued in reinvestment of dividends and distributions	500,111	5,191,158
Shares purchased	(1,104,450)	(12,107,139)
Net increase (decrease) in shares outstanding	(253,407)	$(3,040,904)
PGIM Target Date 2035 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2024:
Shares sold	20	$220
Shares issued in reinvestment of dividends and distributions	91	1,035
Shares purchased	(344)	(3,771)
Net increase (decrease) in shares outstanding	(233)	$(2,516)

Year ended July 31, 2023:
Shares sold	156	$1,714
Shares issued in reinvestment of dividends and distributions	202	2,086
Shares purchased	(15)	(166)
Net increase (decrease) in shares outstanding	343	$3,634

Class R2
Six months ended January 31, 2024:
Shares sold	3,855	$43,045
Shares issued in reinvestment of dividends and distributions	575	6,538
Shares purchased	(403)	(4,523)
Net increase (decrease) in shares outstanding	4,027	$45,060

PGIM Target Date 2035 Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares sold	4,552	$49,858
Shares issued in reinvestment of dividends and distributions	749	7,734
Shares purchased	(38,945)	(412,730)
Net increase (decrease) in shares outstanding	(33,644)	$(355,138)

Class R3
Six months ended January 31, 2024:
Shares sold	43,630	$489,565
Shares issued in reinvestment of dividends and distributions	3,001	34,178
Shares purchased	(1,051)	(11,750)
Net increase (decrease) in shares outstanding	45,580	$511,993

Year ended July 31, 2023:
Shares sold	9,469	$103,483
Shares issued in reinvestment of dividends and distributions	2,212	22,868
Shares purchased	(25)	(257)
Net increase (decrease) in shares outstanding	11,656	$126,094

Class R4
Six months ended January 31, 2024:
Shares issued in reinvestment of dividends and distributions	56	$627
Net increase (decrease) in shares outstanding	56	$627

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	103	$1,075
Net increase (decrease) in shares outstanding	103	$1,075

Class R5
Six months ended January 31, 2024:
Shares sold	14,756	$165,781
Shares issued in reinvestment of dividends and distributions	3,014	34,329
Shares purchased	(10,629)	(122,716)
Net increase (decrease) in shares outstanding	7,141	$77,394

Year ended July 31, 2023:
Shares sold	25,477	$279,458
Shares issued in reinvestment of dividends and distributions	4,265	44,097
Shares purchased	(304)	(3,312)
Net increase (decrease) in shares outstanding	29,438	$320,243

PGIM Target Date Funds  235

Notes to Financial Statements (unaudited) (continued)

PGIM Target Date 2035 Fund (cont’d.):

Share Class	Shares	Amount

Class R6
Six months ended January 31, 2024:
Shares sold	268,131	$3,024,339
Shares issued in reinvestment of dividends and distributions	167,056	1,902,765
Shares purchased	(1,829,573)	(20,647,413)
Net increase (decrease) in shares outstanding	(1,394,386)	$(15,720,309)

Year ended July 31, 2023:
Shares sold	593,469	$6,508,171
Shares issued in reinvestment of dividends and distributions	336,792	3,482,425
Shares purchased	(572,785)	(6,269,773)
Net increase (decrease) in shares outstanding	357,476	$3,720,823
PGIM Target Date 2040 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2024:
Shares sold	501	$5,859
Shares issued in reinvestment of dividends and distributions	157	1,885
Shares purchased	(16)	(185)
Net increase (decrease) in shares outstanding	642	$7,559

Year ended July 31, 2023:
Shares sold	850	$9,817
Shares issued in reinvestment of dividends and distributions	311	3,352
Shares purchased	(26)	(297)
Net increase (decrease) in shares outstanding	1,135	$12,872

Class R2
Six months ended January 31, 2024:
Shares sold	3,214	$37,776
Shares issued in reinvestment of dividends and distributions	685	8,256
Shares purchased	(4,199)	(49,391)
Net increase (decrease) in shares outstanding	(300)	$(3,359)

PGIM Target Date 2040 Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares sold	6,424	$73,496
Shares issued in reinvestment of dividends and distributions	1,331	14,361
Shares purchased	(1,719)	(19,820)
Net increase (decrease) in shares outstanding	6,036	$68,037

Class R3
Six months ended January 31, 2024:
Shares sold	2,207	$26,057
Shares issued in reinvestment of dividends and distributions	2,240	26,987
Net increase (decrease) in shares outstanding	4,447	$53,044

Year ended July 31, 2023:
Shares sold	4,283	$49,408
Shares issued in reinvestment of dividends and distributions	4,719	50,923
Net increase (decrease) in shares outstanding	9,002	$100,331

Class R4
Six months ended January 31, 2024:
Shares sold	304	$3,605
Shares issued in reinvestment of dividends and distributions	217	2,615
Shares purchased	(6)	(63)
Net increase (decrease) in shares outstanding	515	$6,157

Year ended July 31, 2023:
Shares sold	1,545	$18,043
Shares issued in reinvestment of dividends and distributions	463	5,003
Shares purchased	(502)	(5,670)
Net increase (decrease) in shares outstanding	1,506	$17,376

Class R5
Six months ended January 31, 2024:
Shares sold	26,419	$313,653
Shares issued in reinvestment of dividends and distributions	23,900	288,229
Shares purchased	(18,151)	(214,361)
Net increase (decrease) in shares outstanding	32,168	$387,521

Year ended July 31, 2023:
Shares sold	38,244	$436,749
Shares issued in reinvestment of dividends and distributions	50,374	544,043
Shares purchased	(18,333)	(209,467)
Net increase (decrease) in shares outstanding	70,285	$771,325

PGIM Target Date Funds  237

Notes to Financial Statements (unaudited) (continued)

PGIM Target Date 2040 Fund (cont’d.):

Share Class	Shares	Amount

Class R6
Six months ended January 31, 2024:
Shares sold	379,700	$4,554,884
Shares issued in reinvestment of dividends and distributions	125,822	1,518,675
Shares purchased	(1,362,296)	(16,405,206)
Net increase (decrease) in shares outstanding	(856,774)	$(10,331,647)

Year ended July 31, 2023:
Shares sold	414,930	$4,848,694
Shares issued in reinvestment of dividends and distributions	293,884	3,173,946
Shares purchased	(625,045)	(7,132,885)
Net increase (decrease) in shares outstanding	83,769	$889,755
PGIM Target Date 2045 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2024:
Shares issued in reinvestment of dividends and distributions	45	$522
Net increase (decrease) in shares outstanding	45	$522

Year ended July 31, 2023:
Shares sold	— **	$2
Shares issued in reinvestment of dividends and distributions	91	956
Shares purchased	— **	(2)
Net increase (decrease) in shares outstanding	91	$956

Class R2
Six months ended January 31, 2024:
Shares sold	3,415	$39,343
Shares issued in reinvestment of dividends and distributions	1,126	13,262
Shares purchased	(542)	(5,976)
Net increase (decrease) in shares outstanding	3,999	$46,629

PGIM Target Date 2045 Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares sold	6,174	$68,314
Shares issued in reinvestment of dividends and distributions	1,929	20,278
Shares purchased	(3,320)	(37,987)
Net increase (decrease) in shares outstanding	4,783	$50,605

Class R3
Six months ended January 31, 2024:
Shares issued in reinvestment of dividends and distributions	81	$955
Net increase (decrease) in shares outstanding	81	$955

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	230	$2,413
Shares purchased	(1,044)	(11,467)
Net increase (decrease) in shares outstanding	(814)	$(9,054)

Class R4
Six months ended January 31, 2024:
Shares sold	22	$254
Shares issued in reinvestment of dividends and distributions	137	1,616
Shares purchased	(1,411)	(16,196)
Net increase (decrease) in shares outstanding	(1,252)	$(14,326)

Year ended July 31, 2023:
Shares sold	1,571	$16,835
Shares issued in reinvestment of dividends and distributions	260	2,730
Shares purchased	(643)	(7,282)
Net increase (decrease) in shares outstanding	1,188	$12,283

Class R5
Six months ended January 31, 2024:
Shares sold	16,828	$195,754
Shares issued in reinvestment of dividends and distributions	3,318	39,119
Shares purchased	(13,704)	(160,901)
Net increase (decrease) in shares outstanding	6,442	$73,972

Year ended July 31, 2023:
Shares sold	21,654	$241,608
Shares issued in reinvestment of dividends and distributions	4,962	52,147
Shares purchased	(11,456)	(128,277)
Net increase (decrease) in shares outstanding	15,160	$165,478

PGIM Target Date Funds  239

Notes to Financial Statements (unaudited) (continued)

PGIM Target Date 2045 Fund (cont’d.):

Share Class	Shares	Amount

Class R6
Six months ended January 31, 2024:
Shares sold	203,243	$2,372,176
Shares issued in reinvestment of dividends and distributions	105,263	1,243,152
Shares purchased	(1,288,171)	(15,183,020)
Net increase (decrease) in shares outstanding	(979,665)	$(11,567,692)

Year ended July 31, 2023:
Shares sold	400,270	$4,495,843
Shares issued in reinvestment of dividends and distributions	202,072	2,127,813
Shares purchased	(405,305)	(4,525,170)
Net increase (decrease) in shares outstanding	197,037	$2,098,486

** Less than 1 share.
PGIM Target Date 2050 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2024:
Shares sold	453	$5,436
Shares issued in reinvestment of dividends and distributions	172	2,115
Shares purchased	(20)	(242)
Net increase (decrease) in shares outstanding	605	$7,309

Year ended July 31, 2023:
Shares sold	711	$8,252
Shares issued in reinvestment of dividends and distributions	326	3,554
Shares purchased	(33)	(388)
Net increase (decrease) in shares outstanding	1,004	$11,418

Class R2
Six months ended January 31, 2024:
Shares sold	3,274	$39,609
Shares issued in reinvestment of dividends and distributions	1,262	15,550
Shares purchased	(3,155)	(38,331)
Net increase (decrease) in shares outstanding	1,381	$16,828

PGIM Target Date 2050 Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares sold	8,287	$95,673
Shares issued in reinvestment of dividends and distributions	2,341	25,559
Shares purchased	(2,174)	(25,588)
Net increase (decrease) in shares outstanding	8,454	$95,644

Class R3
Six months ended January 31, 2024:
Shares sold	83	$1,007
Shares issued in reinvestment of dividends and distributions	60	735
Net increase (decrease) in shares outstanding	143	$1,742

Year ended July 31, 2023:
Shares sold	204	$2,372
Shares issued in reinvestment of dividends and distributions	109	1,194
Net increase (decrease) in shares outstanding	313	$3,566

Class R4
Six months ended January 31, 2024:
Shares sold	349	$4,225
Shares issued in reinvestment of dividends and distributions	318	3,912
Shares purchased	(8)	(102)
Net increase (decrease) in shares outstanding	659	$8,035

Year ended July 31, 2023:
Shares sold	1,916	$22,354
Shares issued in reinvestment of dividends and distributions	645	7,035
Shares purchased	(1,709)	(20,421)
Net increase (decrease) in shares outstanding	852	$8,968

Class R5
Six months ended January 31, 2024:
Shares sold	29,710	$364,773
Shares issued in reinvestment of dividends and distributions	5,010	61,726
Shares purchased	(6,464)	(79,454)
Net increase (decrease) in shares outstanding	28,256	$347,045

Year ended July 31, 2023:
Shares sold	25,176	$292,474
Shares issued in reinvestment of dividends and distributions	8,449	92,260
Shares purchased	(11,889)	(138,530)
Net increase (decrease) in shares outstanding	21,736	$246,204

PGIM Target Date Funds  241

Notes to Financial Statements (unaudited) (continued)

PGIM Target Date 2050 Fund (cont’d.):

Share Class	Shares	Amount

Class R6
Six months ended January 31, 2024:
Shares sold	124,015	$1,504,801
Shares issued in reinvestment of dividends and distributions	63,871	788,811
Shares purchased	(912,952)	(11,235,989)
Net increase (decrease) in shares outstanding	(725,066)	$(8,942,377)

Year ended July 31, 2023:
Shares sold	250,373	$2,948,702
Shares issued in reinvestment of dividends and distributions	134,008	1,466,047
Shares purchased	(243,613)	(2,812,405)
Net increase (decrease) in shares outstanding	140,768	$1,602,344
PGIM Target Date 2055 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2024:
Shares sold	— **	$4
Shares issued in reinvestment of dividends and distributions	48	506
Shares purchased	— **	(6)
Net increase (decrease) in shares outstanding	48	$504

Year ended July 31, 2023:
Shares sold	— **	$8
Shares issued in reinvestment of dividends and distributions	86	801
Shares purchased	(1)	(12)
Net increase (decrease) in shares outstanding	85	$797

Class R2
Six months ended January 31, 2024:
Shares sold	2,778	$28,927
Shares issued in reinvestment of dividends and distributions	770	8,217
Shares purchased	(380)	(3,955)
Net increase (decrease) in shares outstanding	3,168	$33,189

PGIM Target Date 2055 Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares sold	3,379	$33,693
Shares issued in reinvestment of dividends and distributions	1,182	11,086
Shares purchased	(7,924)	(80,260)
Net increase (decrease) in shares outstanding	(3,363)	$(35,481)

Class R3
Six months ended January 31, 2024:
Shares sold	1,601	$16,771
Shares issued in reinvestment of dividends and distributions	151	1,615
Net increase (decrease) in shares outstanding	1,752	$18,386

Year ended July 31, 2023:
Shares sold	2,539	$25,708
Shares issued in reinvestment of dividends and distributions	76	716
Net increase (decrease) in shares outstanding	2,615	$26,424

Class R4
Six months ended January 31, 2024:
Shares sold	433	$4,500
Shares issued in reinvestment of dividends and distributions	128	1,372
Shares purchased	(2)	(29)
Net increase (decrease) in shares outstanding	559	$5,843

Year ended July 31, 2023:
Shares sold	1,533	$14,763
Shares issued in reinvestment of dividends and distributions	154	1,446
Shares purchased	(4)	(37)
Net increase (decrease) in shares outstanding	1,683	$16,172

Class R5
Six months ended January 31, 2024:
Shares sold	15,276	$161,936
Shares issued in reinvestment of dividends and distributions	1,939	20,785
Shares purchased	(4,883)	(52,314)
Net increase (decrease) in shares outstanding	12,332	$130,407

Year ended July 31, 2023:
Shares sold	19,244	$193,184
Shares issued in reinvestment of dividends and distributions	2,151	20,287
Shares purchased	(4,517)	(46,383)
Net increase (decrease) in shares outstanding	16,878	$167,088

PGIM Target Date Funds  243

Notes to Financial Statements (unaudited) (continued)

PGIM Target Date 2055 Fund (cont’d.):

Share Class	Shares	Amount

Class R6
Six months ended January 31, 2024:
Shares sold	105,254	$1,105,560
Shares issued in reinvestment of dividends and distributions	27,781	298,085
Shares purchased	(415,883)	(4,450,419)
Net increase (decrease) in shares outstanding	(282,848)	$(3,046,774)

Year ended July 31, 2023:
Shares sold	232,010	$2,341,892
Shares issued in reinvestment of dividends and distributions	35,322	333,082
Shares purchased	(129,391)	(1,294,105)
Net increase (decrease) in shares outstanding	137,941	$1,380,869

** Less than 1 share.
PGIM Target Date 2060 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2024:
Shares sold	250	$3,150
Shares issued in reinvestment of dividends and distributions	59	758
Net increase (decrease) in shares outstanding	309	$3,908

Year ended July 31, 2023:
Shares sold	242	$2,924
Shares issued in reinvestment of dividends and distributions	120	1,368
Net increase (decrease) in shares outstanding	362	$4,292

Class R2
Six months ended January 31, 2024:
Shares sold	3,425	$43,446
Shares issued in reinvestment of dividends and distributions	731	9,509
Shares purchased	(232)	(2,948)
Net increase (decrease) in shares outstanding	3,924	$50,007

PGIM Target Date 2060 Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares sold	4,820	$58,320
Shares issued in reinvestment of dividends and distributions	1,255	14,355
Shares purchased	(1,135)	(13,800)
Net increase (decrease) in shares outstanding	4,940	$58,875

Class R3
Six months ended January 31, 2024:
Shares sold	261	$3,312
Shares issued in reinvestment of dividends and distributions	115	1,491
Net increase (decrease) in shares outstanding	376	$4,803

Year ended July 31, 2023:
Shares sold	576	$7,092
Shares issued in reinvestment of dividends and distributions	207	2,367
Net increase (decrease) in shares outstanding	783	$9,459

Class R4
Six months ended January 31, 2024:
Shares sold	575	$7,165
Shares issued in reinvestment of dividends and distributions	83	1,076
Shares purchased	(1)	(13)
Net increase (decrease) in shares outstanding	657	$8,228

Year ended July 31, 2023:
Shares sold	354	$4,336
Shares issued in reinvestment of dividends and distributions	125	1,435
Shares purchased	(1)	(11)
Net increase (decrease) in shares outstanding	478	$5,760

Class R5
Six months ended January 31, 2024:
Shares sold	18,645	$239,617
Shares issued in reinvestment of dividends and distributions	2,258	29,399
Shares purchased	(1,012)	(12,941)
Net increase (decrease) in shares outstanding	19,891	$256,075

Year ended July 31, 2023:
Shares sold	22,786	$276,546
Shares issued in reinvestment of dividends and distributions	3,130	35,836
Shares purchased	(7,403)	(90,852)
Net increase (decrease) in shares outstanding	18,513	$221,530

PGIM Target Date Funds  245

Notes to Financial Statements (unaudited) (continued)

PGIM Target Date 2060 Fund (cont’d.):

Share Class	Shares	Amount

Class R6
Six months ended January 31, 2024:
Shares sold	72,914	$927,229
Shares issued in reinvestment of dividends and distributions	19,100	248,877
Shares purchased	(212,561)	(2,750,289)
Net increase (decrease) in shares outstanding	(120,547)	$(1,574,183)

Year ended July 31, 2023:
Shares sold	159,598	$1,961,284
Shares issued in reinvestment of dividends and distributions	43,122	494,175
Shares purchased	(179,056)	(2,166,593)
Net increase (decrease) in shares outstanding	23,664	$288,866

PGIM Target Date 2065 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2024:
Shares issued in reinvestment of dividends and distributions	18	$203
Net increase (decrease) in shares outstanding	18	$203

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	48	$481
Net increase (decrease) in shares outstanding	48	$481

Class R2
Six months ended January 31, 2024:
Shares sold	2,622	$28,979
Shares issued in reinvestment of dividends and distributions	193	2,208
Shares purchased	(1,498)	(16,938)
Net increase (decrease) in shares outstanding	1,317	$14,249

Year ended July 31, 2023:
Shares sold	3,082	$32,044
Shares issued in reinvestment of dividends and distributions	366	3,621
Shares purchased	(115)	(1,218)
Net increase (decrease) in shares outstanding	3,333	$34,447

PGIM Target Date 2065 Fund (cont’d.):

Share Class	Shares	Amount

Class R3
Six months ended January 31, 2024:
Shares sold	968	$11,250
Shares issued in reinvestment of dividends and distributions	53	608
Net increase (decrease) in shares outstanding	1,021	$11,858

Year ended July 31, 2023:
Shares sold	727	$7,500
Shares issued in reinvestment of dividends and distributions	53	532
Shares purchased	(25)	(247)
Net increase (decrease) in shares outstanding	755	$7,785

Class R4
Six months ended January 31, 2024:
Shares issued in reinvestment of dividends and distributions	24	$277
Net increase (decrease) in shares outstanding	24	$277

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	55	$545
Net increase (decrease) in shares outstanding	55	$545

Class R5
Six months ended January 31, 2024:
Shares issued in reinvestment of dividends and distributions	30	$347
Net increase (decrease) in shares outstanding	30	$347

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	67	$664
Net increase (decrease) in shares outstanding	67	$664

Class R6
Six months ended January 31, 2024:
Shares sold	4,355	$48,489
Shares issued in reinvestment of dividends and distributions	912	10,419
Shares purchased	(23,953)	(268,782)
Net increase (decrease) in shares outstanding	(18,686)	$(209,874)

PGIM Target Date Funds  247

Notes to Financial Statements (unaudited) (continued)

PGIM Target Date 2065 Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares sold	26,145	$276,216
Shares issued in reinvestment of dividends and distributions	1,588	15,753
Shares purchased	(15,422)	(160,907)
Net increase (decrease) in shares outstanding	12,311	$131,062

8.	Borrowings

The RIC, on behalf of the Target Date Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Target Date Funds did not utilize the SCA during the reporting period ended January 31, 2024.

9.	Risks of Investing in the Target Date Funds

Each Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	PGIM Target Date Income Fund	PGIM Target Date 2015 Fund	PGIM Target Date 2020 Fund	PGIM Target Date 2025 Fund	PGIM Target Date 2030 Fund	PGIM Target Date 2035 Fund
Affiliated Funds	X	X	X	X	X	X
Asset Allocation	X	X	X	X	X	X
Asset Class Variation	X	X	X	X	X	X
Credit	X	X	X	X	X	X
Debt Obligations	X	X	X	X	X	X
Derivatives	X	X	X	X	X	X
Economic and Market Events	X	X	X	X	X	X
Equity and Equity-Related Securities	X	X	X	X	X	X
Fixed Income	X	X	X	X	X	X
Fund of Funds	X	X	X	X	X	X
Fund Rebalancing	X	X	X	X	X	X
Increase in Expenses	X	X	X	X	X	X
Index Tracking	X	X	X	X	X	X
Interest Rate	X	X	X	X	X	X
Investment Style	X	X	X	X	X	X
Large Shareholder and Large Scale	X	X	X	X	X	X
Redemption	X	X	X	X	X	X
Liquidity	X	X	X	X	X	X
Management	X	X	X	X	X	X
Market	X	X	X	X	X	X
Market Capitalization	X	X	X	X	X	X
Market Disruption and Geopolitical	X	X	X	X	X	X
Portfolio Turnover	X	X	X	X	X	X
Target Date/Income	X	X	X	X	X	X

Risks	PGIM Target Date 2040 Fund	PGIM Target Date 2045 Fund	PGIM Target Date 2050 Fund	PGIM Target Date 2055 Fund	PGIM Target Date 2060 Fund	PGIM Target Date 2065 Fund
Affiliated Funds	X	X	X	X	X	X
Asset Allocation	X	X	X	X	X	X
Asset Class Variation	X	X	X	X	X	X
Credit	X	X	X	X	X	X
Debt Obligations	X	X	X	X	X	X
Derivatives	X	X	X	X	X	X
Economic and Market Events	X	X	X	X	X	X
Equity and Equity-Related Securities	X	X	X	X	X	X
Fixed Income	X	X	X	X	X	X
Fund of Funds	X	X	X	X	X	X
Fund Rebalancing	X	X	X	X	X	X
Increase in Expenses	X	X	X	X	X	X

PGIM Target Date Funds  249

Notes to Financial Statements (unaudited) (continued)

Risks	PGIM Target Date 2040 Fund	PGIM Target Date 2045 Fund	PGIM Target Date 2050 Fund	PGIM Target Date 2055 Fund	PGIM Target Date 2060 Fund	PGIM Target Date 2065 Fund
Index Tracking	X	X	X	X	X	X
Interest Rate	X	X	X	X	X	X
Investment Style	X	X	X	X	X	X
Large Shareholder and Large Scale Redemption	X	X	X	X	X	X
Liquidity	X	X	X	X	X	X
Management	X	X	X	X	X	X
Market	X	X	X	X	X	X
Market Capitalization	X	X	X	X	X	X
Market Disruption and Geopolitical	X	X	X	X	X	X
Portfolio Turnover	X	X	X	X	X	X
Target Date/Income	X	X	X	X	X	X

Affiliated Funds Risk: The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.

Asset Allocation Risk: The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in various Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Economic and market events risk is the risk that one or more markets in which the Portfolio invests will decline in value, including the possibility that

PGIM Target Date Funds  251

Notes to Financial Statements (unaudited) (continued)

the markets will decline sharply and unpredictably. While a Portfolio’s Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those relating to general economic, political, or financial market conditions; significant or unexpected failures, near-failures or credit downgrades of key institutions; investor sentiment and market perceptions; unexpected changes in the prices of key commodities; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry or sector, could adversely affect the liquidity and volatility of securities held by the Portfolio. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Equity and Equity-Related Securities Risks: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fixed Income Risk: As with credit risk, market risk and interest rate risk, an Underlying Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests.

Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Fund Rebalancing Risk: Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund’s allocations. In such event, an Underlying

Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund’s expenses or result in the Underlying Fund’s becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund’s performance and thus the Fund’s performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.

The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund’s investments in the event of significant market or other events that may require more rapid action.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.

Index Tracking Risk: While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

PGIM Target Date Funds  253

Notes to Financial Statements (unaudited) (continued)

Investment Style Risk: Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Risk: Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.

Market Capitalization Risk: Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Portfolio Turnover Risk: The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund’s, and, therefore, the Fund’s performance and can have adverse tax consequences.

Target Date/ Income Risk: The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a

PGIM Target Date Funds  255

Notes to Financial Statements (unaudited) (continued)

need to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.

10.	Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Target Date Funds.

∎ MAIL 655 Broad Street Newark, NJ 07102	∎ TELEPHONE (800)225-1852	∎ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees of the Funds has delegated to the Funds’ subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website at sec.gov.

TRUSTEES Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM DC Solutions LLC	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus for each Fund contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Target Date Funds, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM TARGET DATE FUNDS	NASDAQ	CUSIP		NASDAQ	CUSIP		NASDAQ	CUSIP

PGIM Target Date Income Fund (Share Class R1)	PDADX	74445D109	PGIM Target Date 2030 Fund (Share Class R1)	PDFCX	74445D646	PGIM Target Date 2050 Fund (Share Class R1)	PDJDX	74445D372

PGIM Target Date Income Fund (Share Class R2)	PDAEX	74445D208	PGIM Target Date 2030 Fund (Share Class R2)	PDFEX	74445D638	PGIM Target Date 2050 Fund (Share Class R2)	PDJEX	74445D364

PGIM Target Date Income Fund (Share Class R3)	PDAFX	74445D307	PGIM Target Date 2030 Fund (Share Class R3)	PDFFX	74445D620	PGIM Target Date 2050 Fund (Share Class R3)	PDJFX	74445D356

PGIM Target Date Income Fund (Share Class R4)	PDAGX	74445D406	PGIM Target Date 2030 Fund (Share Class R4)	PDFGX	74445D612	PGIM Target Date 2050 Fund (Share Class R4)	PDJGX	74445D349

PGIM Target Date Income Fund (Share Class R5)	PDAHX	74445D505	PGIM Target Date 2030 Fund (Share Class R5)	PDFHX	74445D596	PGIM Target Date 2050 Fund (Share Class R5)	PDJHX	74445D331

PGIM Target Date Income Fund (Share Class R6)	PDAJX	74445D604	PGIM Target Date 2030 Fund (Share Class R6)	PDFJX	74445D588	PGIM Target Date 2050 Fund (Share Class R6)	PDJJX	74445D323

PGIM Target Date 2015 Fund (Share Class R1)	PDCDX	74445D844	PGIM Target Date 2035 Fund (Share Class R1)	PDGCX	74445D570	PGIM Target Date 2055 Fund (Share Class R1)	PDKDX	74445D315

PGIM Target Date 2015 Fund (Share Class R2)	PDCEX	74445D836	PGIM Target Date 2035 Fund (Share Class R2)	PDGEX	74445D562	PGIM Target Date 2055 Fund (Share Class R2)	PDKEX	74445D299

PGIM Target Date 2015 Fund (Share Class R3)	PDCFX	74445D828	PGIM Target Date 2035 Fund (Share Class R3)	PDGFX	74445D554	PGIM Target Date 2055 Fund (Share Class R3)	PDKFX	74445D281

PGIM Target Date 2015 Fund (Share Class R4)	PDCGX	74445D810	PGIM Target Date 2035 Fund (Share Class R4)	PDGGX	74445D547	PGIM Target Date 2055 Fund (Share Class R4)	PDKGX	74445D273

PGIM Target Date 2015 Fund (Share Class R5)	PDCHX	74445D794	PGIM Target Date 2035 Fund (Share Class R5)	PDGHX	74445D539	PGIM Target Date 2055 Fund (Share Class R5)	PDKHX	74445D265

PGIM Target Date 2015 Fund (Share Class R6)	PDCJX	74445D786	PGIM Target Date 2035 Fund (Share Class R6)	PDGJX	74445D521	PGIM Target Date 2055 Fund (Share Class R6)	PDKJX	74445D257

PGIM Target Date 2020 Fund (Share Class R1)	PDDDX	74445D778	PGIM Target Date 2040 Fund (Share Class R1)	PDHDX	74445D513	PGIM Target Date 2060 Fund (Share Class R1)	PDLDX	74445D240

PGIM Target Date 2020 Fund (Share Class R2)	PDDEX	74445D760	PGIM Target Date 2040 Fund (Share Class R2)	PDHEX	74445D497	PGIM Target Date 2060 Fund (Share Class R2)	PDLEX	74445D232

PGIM Target Date 2020 Fund (Share Class R3)	PDDFX	74445D752	PGIM Target Date 2040 Fund (Share Class R3)	PDHFX	74445D489	PGIM Target Date 2060 Fund (Share Class R3)	PDLFX	74445D224

PGIM Target Date 2020 Fund (Share Class R4)	PDDGX	74445D745	PGIM Target Date 2040 Fund (Share Class R4)	PDHGX	74445D471	PGIM Target Date 2060 Fund (Share Class R4)	PDLGX	74445D216

PGIM Target Date 2020 Fund (Share Class R5)	PDDHX	74445D737	PGIM Target Date 2040 Fund (Share Class R5)	PDHHX	74445D463	PGIM Target Date 2060 Fund (Share Class R5)	PDLHX	74445D190

PGIM Target Date 2020 Fund (Share Class R6)	PDDJX	74445D729	PGIM Target Date 2040 Fund (Share Class R6)	PDHJX	74445D455	PGIM Target Date 2060 Fund (Share Class R6)	PDLJX	74445D182

PGIM Target Date 2025 Fund (Share Class R1)	PDEDX	74445D711	PGIM Target Date 2045 Fund (Share Class R1)	PDIDX	74445D448	PGIM Target Date 2065 Fund (Share Class R1)	PDOAX	74440V674

PGIM Target Date 2025 Fund (Share Class R2)	PDEEX	74445D695	PGIM Target Date 2045 Fund (Share Class R2)	PDIEX	74445D430	PGIM Target Date 2065 Fund (Share Class R2)	PDODX	74440V666

PGIM Target Date 2025 Fund (Share Class R3)	PDEFX	74445D687	PGIM Target Date 2045 Fund (Share Class R3)	PDIKX	74445D422	PGIM Target Date 2065 Fund (Share Class R3)	PDOEX	74440V658

PGIM Target Date 2025 Fund (Share Class R4)	PDEGX	74445D679	PGIM Target Date 2045 Fund (Share Class R4)	PDIGX	74445D414	PGIM Target Date 2065 Fund (Share Class R4)	PDOFX	74440V641

PGIM Target Date 2025 Fund (Share Class R5)	PDEHX	74445D661	PGIM Target Date 2045 Fund (Share Class R5)	PDIHX	74445D398	PGIM Target Date 2065 Fund (Share Class R5)	PDOGX	74440V633

PGIM Target Date 2025 Fund (Share Class R6)	PDEJX	74445D653	PGIM Target Date 2045 Fund (Share Class R6)	PDIJX	74445D380	PGIM Target Date 2065 Fund (Share Class R6)	PDOHX	74440V625

MF236E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

  Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 19, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	March 19, 2024